Schedule of Investments(a)
Invesco Active U.S. Real Estate ETF (PSR)
July 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.95%
Apartments -9.77%
Apartment Income REIT Corp.	37,967	$1,721,424
AvalonBay Communities, Inc.	8,278	1,770,995
Camden Property Trust	11,997	1,692,777
Equity Residential	22,352	1,752,173
Essex Property Trust, Inc.	5,992	1,716,888
Mid-America Apartment Communities, Inc.	9,474	1,759,606
UDR, Inc.	35,569	1,721,540
Veris Residential, Inc.(b)	49,294	687,651
		12,823,054
Data Centers -8.72%
Digital Realty Trust, Inc.	42,138	5,581,178
Equinix, Inc.	8,335	5,865,673
		11,446,851
Diversified -3.45%
Broadstone Net Lease, Inc.(c)	28,333	642,309
JBG SMITH Properties(c)	26,023	662,025
Vornado Realty Trust	27,988	850,555
W.P. Carey, Inc.(c)	7,456	665,821
Washington REIT(c)	76,828	1,703,277
		4,523,987
Free Standing -5.79%
Agree Realty Corp.	11,944	950,623
Essential Properties Realty Trust, Inc.	40,405	974,568
Four Corners Property Trust, Inc.	31,957	934,103
National Retail Properties, Inc.	20,406	971,530
NETSTREIT Corp.(c)	42,851	878,445
Realty Income Corp.	12,815	948,182
Spirit Realty Capital, Inc.	21,811	967,100
STORE Capital Corp.	33,494	971,996
		7,596,547
Health Care-7.13%
Healthcare Realty Trust, Inc.(c)	59,071	1,550,614
Healthpeak Properties, Inc.	56,259	1,554,436
National Health Investors, Inc.	24,216	1,570,166
Physicians Realty Trust(c)	87,593	1,556,528
Ventas, Inc.	29,126	1,566,396
Welltower, Inc.(c)	18,142	1,566,380
		9,364,520
Industrial-11.30%
Americold Realty Trust, Inc.(c)	61,536	2,015,304
EastGroup Properties, Inc.	12,584	2,146,075
First Industrial Realty Trust, Inc.	41,112	2,135,769
Prologis, Inc.	16,188	2,145,881
Rexford Industrial Realty, Inc.	32,246	2,109,211
STAG Industrial, Inc.	64,654	2,119,358
Terreno Realty Corp.	34,540	2,163,931
		14,835,529
Infrastructure REITs-19.16%
American Tower Corp.	30,944	8,380,564
Crown Castle, Inc.	46,409	8,384,250
SBA Communications Corp., Class A	24,960	8,381,318
		25,146,132
Lodging Resorts-2.44%
Apple Hospitality REIT, Inc.	23,342	389,345
DiamondRock Hospitality Co.(b)	42,919	398,288
Host Hotels & Resorts, Inc.	22,537	401,384
Pebblebrook Hotel Trust	20,386	398,750
	Shares	Value
Lodging Resorts-(continued)
RLJ Lodging Trust	31,815	$397,369
Ryman Hospitality Properties, Inc.(b)	4,663	412,862
Summit Hotel Properties, Inc.(b)	48,437	380,231
Sunstone Hotel Investors, Inc.(b)(c)	36,998	419,187
		3,197,416
Manufactured Homes-3.80%
Equity LifeStyle Properties, Inc.	21,614	1,589,061
Sun Communities, Inc.	9,814	1,609,103
UMH Properties, Inc.(c)	83,776	1,785,267
		4,983,431
Office-4.71%
Alexandria Real Estate Equities, Inc.	5,844	968,818
Boston Properties, Inc.	9,385	855,536
Cousins Properties, Inc.	28,495	879,071
Douglas Emmett, Inc.(c)	37,403	884,207
Highwoods Properties, Inc.	24,296	864,209
Kilroy Realty Corp.	15,913	862,166
Orion Office REIT, Inc.	79,271	867,225
		6,181,232
Regional Malls-0.77%
Simon Property Group, Inc.	9,330	1,013,611
Self Storage-8.44%
CubeSmart	48,331	2,216,943
Extra Space Storage, Inc.	11,930	2,260,974
Life Storage, Inc.	17,983	2,263,880
National Storage Affiliates Trust	40,249	2,207,255
Public Storage	6,519	2,127,867
		11,076,919
Shopping Centers-6.68%
Acadia Realty Trust	56,193	962,586
Brixmor Property Group, Inc.	44,123	1,022,771
Federal Realty OP L.P.	9,235	975,308
Kimco Realty Corp.	45,032	995,658
Phillips Edison & Co., Inc.(c)	25,733	875,951
Regency Centers Corp.	14,937	962,391
Retail Opportunity Investments Corp.	56,446	985,547
SITE Centers Corp.	67,321	983,560
Urban Edge Properties	61,471	1,009,969
		8,773,741
Single Family Homes-2.60%
American Homes 4 Rent, Class A	44,080	1,669,750
Invitation Homes, Inc.	44,632	1,741,987
		3,411,737
Specialty-4.44%
Gaming and Leisure Properties, Inc.	27,225	1,415,428
Lamar Advertising Co., Class A	14,725	1,488,109
Outfront Media, Inc.	81,272	1,500,281
VICI Properties, Inc.	41,765	1,427,945
		5,831,763
Timber REITs-0.75%
PotlatchDeltic Corp.(c)	10,003	490,447
Rayonier, Inc.	12,966	489,467
		979,914
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.95% (Cost $129,600,973)		131,186,384
See accompanying notes which are an integral part of this schedule.

Invesco Active U.S. Real Estate ETF (PSR)—(continued)
July 31, 2022
(Unaudited)
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-8.11%
Invesco Private Government Fund, 1.77%(d)(e)(f)	2,982,104	$2,982,104
Invesco Private Prime Fund, 1.89%(d)(e)(f)	7,668,268	7,668,268
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $10,650,330)		10,650,372
TOTAL INVESTMENTS IN SECURITIES-108.06% (Cost $140,251,303)		141,836,756
OTHER ASSETS LESS LIABILITIES-(8.06)%		(10,581,126)
NET ASSETS-100.00%		$131,255,630
Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Property type classifications used in this report are generally according to FTSE National Association of Real Estate Investment Trusts ("NAREIT") Equity REITs Index, which is exclusively owned by NAREIT.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2022.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2022.

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$12,688	$2,138,849	$(2,151,537)	$-	$-	$-	$276
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	454,874	34,774,442	(32,247,212)	-	-	2,982,104	9,558*
Invesco Private Prime Fund	1,061,374	75,614,395	(69,005,994)	42	(1,549)	7,668,268	26,409*
Total	$1,528,936	$112,527,686	$(103,404,743)	$42	$(1,549)	$10,650,372	$36,243

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco Balanced Multi-Asset Allocation ETF (PSMB)
July 31, 2022
(Unaudited)
Schedule of Investments in Affiliated Issuers- 106.29%(a)
	% of Net Assets 07/31/22	Value 10/31/21	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 07/31/22	Value 07/31/22
Domestic Equity Funds-48.65%
Invesco Preferred ETF(b)	1.97%	$431,891	$406,065	$(178,294)	$(68,254)	$(12,092)	$21,380	44,358	$579,316
Invesco RAFI™ Strategic US ETF(b)	11.79%	1,862,600	2,678,420	(927,379)	(373,516)	220,874	37,089	91,031	3,460,999
Invesco RAFI™ Strategic US Small Company ETF	3.11%	1,196,360	938,915	(1,086,988)	(184,274)	50,208	7,530	25,928	914,221
Invesco Russell 1000 Dynamic Multifactor ETF	8.55%	1,630,133	1,822,588	(652,372)	(446,431)	158,018	19,039	57,600	2,511,936
Invesco S&P 500® Low Volatility ETF	4.49%	986,309	852,097	(524,173)	(34,341)	37,725	19,125	20,425	1,317,617
Invesco S&P 500® Pure Growth ETF(b)	13.64%	1,951,231	3,815,480	(1,138,592)	(725,035)	103,627	7,437	24,047	4,006,711
Invesco S&P MidCap Low Volatility ETF(b)	3.05%	1,088,133	770,776	(955,380)	(60,005)	51,796	14,837	16,332	895,320
Invesco S&P SmallCap Low Volatility ETF	2.05%	982,475	625,649	(955,096)	(84,445)	32,975	14,332	12,606	601,558
Total Domestic Equity Funds		10,129,132	11,909,990	(6,418,274)	(1,976,301)	643,131	140,769		14,287,678
Fixed Income Funds-36.97%
Invesco 1-30 Laddered Treasury ETF	11.63%	1,514,703	3,148,462	(945,158)	(228,031)	(72,940)	30,265	107,050	3,417,036
Invesco Emerging Markets Sovereign Debt ETF(b)	2.29%	216,350	699,105	(115,171)	(126,212)	(3,130)	20,114	34,674	670,942
Invesco Fundamental High Yield® Corporate Bond ETF	3.93%	645,931	908,410	(318,636)	(70,607)	(11,114)	23,599	64,867	1,153,984
Invesco Investment Grade Defensive ETF	1.84%	429,326	358,403	(211,278)	(28,106)	(4,574)	5,131	21,816	540,570
Invesco Investment Grade Value ETF	0.98%	215,506	190,553	(84,056)	(31,319)	(2,224)	4,844	11,925	286,753
Invesco PureBetaSM 0-5 Yr US TIPS ETF	3.89%	864,064	745,516	(437,051)	(28,860)	(143)	36,276	43,958	1,143,216
Invesco Senior Loan ETF(b)	2.42%	751,427	576,567	(573,757)	(33,621)	(8,727)	20,814	33,948	711,889
Invesco Taxable Municipal Bond ETF	5.20%	2,706,663	1,966,529	(2,642,332)	(201,492)	(301,310)	52,097	54,302	1,528,058
Invesco Variable Rate Investment Grade ETF	4.79%	860,156	1,078,027	(511,784)	(18,118)	(2,677)	9,934	56,861	1,405,604
Total Fixed Income Funds		8,204,126	9,671,572	(5,839,223)	(766,366)	(406,839)	203,074		10,858,052
Foreign Equity Funds-14.38%
Invesco RAFI™ Strategic Developed ex-US ETF(b)	4.53%	1,185,074	1,060,123	(745,105)	(213,029)	50,834	45,973	48,712	1,330,320
Invesco RAFI™ Strategic Emerging Markets ETF	2.73%	621,274	743,923	(373,427)	(166,489)	(21,635)	36,549	35,387	803,646
Invesco S&P Emerging Markets Low Volatility ETF(b)	2.77%	645,051	589,826	(369,221)	(58,092)	5,895	26,519	34,630	813,459
Invesco S&P International Developed Low Volatility ETF(b)	4.35%	981,203	833,466	(403,182)	(138,104)	3,257	43,174	44,591	1,276,640
Total Foreign Equity Funds		3,432,602	3,227,338	(1,890,935)	(575,714)	38,351	152,215		4,224,065
Money Market Funds-0.00%
Invesco Government & Agency Portfolio, Institutional Class	-	125	225,886	(226,011)	-	-	19	-	-
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan)-100.00% (Cost $30,789,051)	100.00%	21,765,985	25,034,786	(14,374,443)	(3,318,381)	274,643	496,077		29,369,795
See accompanying notes which are an integral part of this schedule.

Invesco Balanced Multi-Asset Allocation ETF (PSMB)—(continued)
July 31, 2022
(Unaudited)
Schedule of Investments in Affiliated Issuers- 106.29%(a)
	% of Net Assets 07/31/22	Value 10/31/21	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 07/31/22	Value 07/31/22
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-6.29%
Invesco Private Government Fund, 1.77%(c)(d)	1.76%	$557,164	$14,468,998	$(14,508,573)	$-	$-	$2,104*	517,589	$517,589
Invesco Private Prime Fund, 1.89%(c)(d)	4.53%	1,313,309	30,670,955	(30,654,737)	-	(284)	6,251*	1,329,243	1,329,243
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,846,832)	6.29%	1,870,473	45,139,953	(45,163,310)	-	(284)	8,355		1,846,832
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $32,635,883)	106.29%	$23,636,458	$70,174,739	$(59,537,753)	$(3,318,381)	$274,359(e)	$504,432		$31,216,627
OTHER ASSETS LESS LIABILITIES	(6.29)%								(1,846,365)
NET ASSETS	100.00%								$29,370,262

Investment Abbreviations:
ETF-	Exchange-Traded Fund

Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	All or a portion of this security was out on loan at July 31, 2022.
(c)	The rate shown is the 7-day SEC standardized yield as of July 31, 2022.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(e)	Includes capital gains distributions from affiliated underlying funds as follows:

Fund Name	Capital Gain
Invesco Investment Grade Defensive ETF	$3,201
Invesco Investment Grade Value ETF	1,707
Invesco PureBetaSM 0-5 Yr US TIPS ETF	310
Invesco RAFI™ Strategic Developed ex-US ETF	7,577

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco Conservative Multi-Asset Allocation ETF (PSMC)
July 31, 2022
(Unaudited)
Schedule of Investments in Affiliated Issuers- 111.22%(a)
	% of Net Assets 07/31/22	Value 10/31/21	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 07/31/22	Value 07/31/22
Domestic Equity Funds-19.40%
Invesco Preferred ETF(b)	3.52%	$555,215	$328,149	$(320,087)	$(65,625)	$(27,466)	$21,504	36,002	$470,186
Invesco RAFI™ Strategic US ETF	2.88%	634,918	335,642	(589,981)	(21,036)	26,246	8,005	10,147	385,789
Invesco RAFI™ Strategic US Small Company ETF(b)	1.80%	210,252	188,416	(133,287)	(24,147)	(937)	1,427	6,815	240,297
Invesco Russell 1000 Dynamic Multifactor ETF	3.07%	419,257	267,892	(228,653)	(50,896)	3,599	3,725	9,429	411,199
Invesco S&P 500® Low Volatility ETF(b)	3.05%	211,343	401,316	(196,768)	(23,283)	14,837	4,978	6,316	407,445
Invesco S&P 500® Pure Growth ETF(b)	5.08%	516,303	668,745	(368,295)	(133,067)	(4,710)	1,260	4,075	678,976
Invesco S&P SmallCap Low Volatility ETF	-	140,269	69,179	(203,263)	(7,634)	1,449	1,177	-	-
Total Domestic Equity Funds		2,687,557	2,259,339	(2,040,334)	(325,688)	13,018	42,076		2,593,892
Fixed Income Funds-75.76%
Invesco 1-30 Laddered Treasury ETF	13.33%	1,250,956	1,550,912	(797,965)	(188,465)	(32,546)	18,695	55,855	1,782,892
Invesco Emerging Markets Sovereign Debt ETF	3.70%	208,634	568,625	(175,830)	(100,198)	(6,142)	16,179	25,586	495,089
Invesco Fundamental High Yield® Corporate Bond ETF	13.01%	1,659,633	1,024,455	(768,503)	(155,521)	(20,576)	45,184	97,779	1,739,488
Invesco Investment Grade Defensive ETF	3.85%	551,533	274,587	(268,358)	(33,997)	(5,119)	5,510	20,768	514,602
Invesco Investment Grade Value ETF	2.09%	276,865	167,968	(123,961)	(36,618)	(2,846)	5,267	11,613	279,251
Invesco PureBetaSM 0-5 Yr US TIPS ETF(b)	6.69%	832,697	570,768	(481,131)	(23,262)	(4,059)	30,646	34,403	894,719
Invesco Senior Loan ETF(b)	5.19%	1,103,536	563,006	(930,236)	(27,188)	(15,724)	24,599	33,066	693,394
Invesco Taxable Municipal Bond ETF	16.20%	2,505,807	1,371,715	(1,243,262)	(371,501)	(97,302)	54,919	76,953	2,165,457
Invesco Variable Rate Investment Grade ETF	11.70%	2,141,055	1,067,633	(1,613,475)	(22,689)	(7,896)	14,772	63,294	1,564,628
Total Fixed Income Funds		10,530,716	7,159,669	(6,402,721)	(959,439)	(192,210)	215,771		10,129,520
Foreign Equity Funds-4.84%
Invesco RAFI™ Strategic Developed ex-US ETF(b)	1.81%	276,946	165,120	(167,606)	(28,338)	(1,733)	9,397	8,885	242,649
Invesco RAFI™ Strategic Emerging Markets ETF	1.15%	133,019	130,033	(74,774)	(33,904)	(1,285)	7,192	6,741	153,089
Invesco S&P International Developed Low Volatility ETF	1.88%	280,126	150,557	(151,162)	(26,534)	(1,186)	9,765	8,795	251,801
Total Foreign Equity Funds		690,091	445,710	(393,542)	(88,776)	(4,204)	26,354		647,539
Money Market Funds-0.00%
Invesco Government & Agency Portfolio, Institutional Class	-	-	222,172	(222,172)	-	-	18	-	-
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan)-100.00% (Cost $14,565,330)	100.00%	13,908,364	10,086,890	(9,058,769)	(1,373,903)	(183,396)	284,219		13,370,951
See accompanying notes which are an integral part of this schedule.

Invesco Conservative Multi-Asset Allocation ETF (PSMC)—(continued)
July 31, 2022
(Unaudited)
Schedule of Investments in Affiliated Issuers- 111.22%(a)
	% of Net Assets 07/31/22	Value 10/31/21	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 07/31/22	Value 07/31/22
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-11.22%
Invesco Private Government Fund, 1.77%(c)(d)	3.14%	$592,730	$6,343,436	$(6,515,941)	$-	$-	$1,516*	420,225	$420,225
Invesco Private Prime Fund, 1.89%(c)(d)	8.08%	1,460,114	13,147,652	(13,526,831)	-	(357)	4,410*	1,080,578	1,080,578
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,500,803)	11.22%	2,052,844	19,491,088	(20,042,772)	-	(357)	5,926		1,500,803
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $16,066,133)	111.22%	$15,961,208	$29,577,978	$(29,101,541)	$(1,373,903)	$(183,753)(e)	$290,145		$14,871,754
OTHER ASSETS LESS LIABILITIES	(11.22)%								(1,499,978)
NET ASSETS	100.00%								$13,371,776

Investment Abbreviations:
ETF-	Exchange-Traded Fund

Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	All or a portion of this security was out on loan at July 31, 2022.
(c)	The rate shown is the 7-day SEC standardized yield as of July 31, 2022.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(e)	Includes capital gains distributions from affiliated underlying funds as follows:

Fund Name	Capital Gain
Invesco Investment Grade Defensive ETF	$4,044
Invesco Investment Grade Value ETF	2,157
Invesco PureBetaSM 0-5 Yr US TIPS ETF	294
Invesco RAFI™ Strategic Developed ex-US ETF	1,740

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco Growth Multi-Asset Allocation ETF (PSMG)
July 31, 2022
(Unaudited)
Schedule of Investments in Affiliated Issuers- 104.35%(a)
	% of Net Assets 07/31/22	Value 10/31/21	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 07/31/22	Value 07/31/22
Domestic Equity Funds-61.73%
Invesco RAFI™ Strategic US ETF(b)	15.07%	$2,142,039	$2,466,077	$(989,432)	$(352,487)	$211,758	$36,447	91,477	$3,477,955
Invesco RAFI™ Strategic US Small Company ETF(b)	4.48%	1,353,126	846,024	(1,017,841)	(202,641)	55,860	7,783	29,340	1,034,528
Invesco Russell 1000 Dynamic Multifactor ETF	11.49%	1,834,940	1,809,914	(701,393)	(441,723)	150,666	18,675	60,821	2,652,404
Invesco S&P 500® Low Volatility ETF	8.77%	1,168,713	1,511,543	(629,748)	(64,772)	36,911	24,284	31,354	2,022,647
Invesco S&P 500® Pure Growth ETF	15.64%	2,345,926	3,064,364	(1,123,957)	(803,541)	125,530	5,742	21,656	3,608,322
Invesco S&P MidCap Low Volatility ETF	3.63%	1,160,366	639,727	(959,922)	(55,926)	54,282	13,965	15,296	838,527
Invesco S&P SmallCap Low Volatility ETF	2.65%	1,164,072	581,394	(1,077,769)	(87,623)	30,313	14,754	12,791	610,387
Total Domestic Equity Funds		11,169,182	10,919,043	(6,500,062)	(2,008,713)	665,320	121,650		14,244,770
Fixed Income Funds-19.26%
Invesco 1-30 Laddered Treasury ETF	8.67%	1,153,776	1,725,851	(670,888)	(159,729)	(49,158)	18,200	62,652	1,999,852
Invesco Fundamental High Yield® Corporate Bond ETF	1.95%	191,347	424,442	(140,816)	(17,245)	(7,517)	7,707	25,307	450,211
Invesco Investment Grade Defensive ETF	1.92%	190,759	426,722	(158,609)	(9,286)	(4,197)	3,116	17,919	444,007
Invesco Investment Grade Value ETF	-	191,497	98,357	(264,070)	(530)	(23,779)	2,554	-	-
Invesco PureBetaSM 0-5 Yr US TIPS ETF	1.93%	383,927	256,391	(183,524)	(11,929)	1,184	13,803	17,146	445,916
Invesco Senior Loan ETF(b)	1.45%	381,587	237,722	(266,737)	(13,128)	(6,147)	9,563	15,894	333,297
Invesco Taxable Municipal Bond ETF	1.44%	962,125	564,929	(1,030,703)	(40,772)	(124,371)	15,259	11,770	331,208
Invesco Variable Rate Investment Grade ETF	1.90%	382,197	250,521	(187,393)	(8,200)	1,507	3,243	17,744	438,632
Total Fixed Income Funds		3,837,215	3,984,935	(2,902,740)	(260,819)	(212,478)	73,445		4,443,123
Foreign Equity Funds-19.01%
Invesco RAFI™ Strategic Developed ex-US ETF(b)	6.01%	1,436,092	1,007,885	(881,894)	(215,470)	49,656	49,238	50,800	1,387,343
Invesco RAFI™ Strategic Emerging Markets ETF	3.39%	736,142	703,022	(458,567)	(153,828)	(43,494)	34,909	34,490	783,275
Invesco S&P Emerging Markets Low Volatility ETF	3.85%	859,851	608,114	(534,170)	(60,231)	14,546	31,367	37,808	888,110
Invesco S&P International Developed Low Volatility ETF	5.76%	1,356,364	849,865	(741,022)	(101,952)	(35,252)	46,757	46,385	1,328,003
Total Foreign Equity Funds		4,388,449	3,168,886	(2,615,653)	(531,481)	(14,544)	162,271		4,386,731
Money Market Funds-0.00%
Invesco Government & Agency Portfolio, Institutional Class	-	-	141,776	(141,776)	-	-	11	-	-
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan)-100.00% (Cost $23,638,804)	100.00%	19,394,846	18,214,640	(12,160,231)	(2,801,013)	438,298	357,377		23,074,624
See accompanying notes which are an integral part of this schedule.

Invesco Growth Multi-Asset Allocation ETF (PSMG)—(continued)
July 31, 2022
(Unaudited)
Schedule of Investments in Affiliated Issuers- 104.35%(a)
	% of Net Assets 07/31/22	Value 10/31/21	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 07/31/22	Value 07/31/22
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-4.35%
Invesco Private Government Fund, 1.77%(c)(d)	1.12%	$370,776	$10,886,523	$(11,000,534)	$-	$-	$1,045*	256,765	$256,765
Invesco Private Prime Fund, 1.89%(c)(d)	3.23%	865,143	23,856,140	(23,975,644)	-	(9)	3,123*	745,630	745,630
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,002,395)	4.35%	1,235,919	34,742,663	(34,976,178)	-	(9)	4,168		1,002,395
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $24,641,199)	104.35%	$20,630,765	$52,957,303	$(47,136,409)	$(2,801,013)	$438,289(e)	$361,545		$24,077,019
OTHER ASSETS LESS LIABILITIES	(4.35)%								(1,002,756)
NET ASSETS	100.00%								$23,074,263

Investment Abbreviations:
ETF-	Exchange-Traded Fund

Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	All or a portion of this security was out on loan at July 31, 2022.
(c)	The rate shown is the 7-day SEC standardized yield as of July 31, 2022.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(e)	Includes capital gains distributions from affiliated underlying funds as follows:

Fund Name	Capital Gain
Invesco Investment Grade Defensive ETF	$1,382
Invesco Investment Grade Value ETF	1,475
Invesco PureBetaSM 0-5 Yr US TIPS ETF	133
Invesco RAFI™ Strategic Developed ex-US ETF	8,926

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco High Yield Bond Factor ETF (IHYF)
July 31, 2022
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-96.08%
Aerospace & Defense-2.47%
Bombardier, Inc. (Canada), 7.50%, 03/15/2025(b)	$52,000	$50,755
Howmet Aerospace, Inc.
5.13%, 10/01/2024	184,000	185,537
6.88%, 05/01/2025	115,000	121,180
Rolls-Royce PLC (United Kingdom), 5.75%, 10/15/2027(b)	200,000	189,378
Spirit AeroSystems, Inc., 7.50%, 04/15/2025(b)	97,000	97,048
TransDigm, Inc., 6.25%, 03/15/2026(b)	274,000	276,522
		920,420
Airlines-3.09%
American Airlines Pass-Through Trust
Series 16-1, Class A, 4.10%, 01/15/2028	26,431	21,502
Series 2014-1, Class A, 3.70%, 04/01/2028	12,006	10,457
American Airlines, Inc., 11.75%, 07/15/2025(b)	232,000	256,835
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.50%, 04/20/2026(b)	290,000	286,700
5.75%, 04/20/2029(b)	176,000	169,805
Delta Air Lines, Inc., 7.38%, 01/15/2026	138,000	145,088
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 5.75%, 01/20/2026(b)	102,000	98,998
United Airlines, Inc., 4.38%, 04/15/2026(b)	169,000	161,760
		1,151,145
Alternative Carriers-1.25%
Lumen Technologies, Inc.
4.50%, 01/15/2029(b)	51,000	40,561
Series P, 7.60%, 09/15/2039	177,000	143,193
Series U, 7.65%, 03/15/2042	75,000	58,640
Series Y, 7.50%, 04/01/2024	140,000	144,214
Qwest Corp., 7.25%, 09/15/2025	77,000	80,739
		467,347
Apparel Retail-0.14%
Foot Locker, Inc., 4.00%, 10/01/2029(b)	67,000	52,187
Apparel, Accessories & Luxury Goods-0.90%
G-III Apparel Group Ltd., 7.88%, 08/15/2025(b)	88,000	86,337
Hanesbrands, Inc., 4.63%, 05/15/2024(b)	143,000	142,047
Macy’s Retail Holdings LLC, 5.88%, 04/01/2029(b)	121,000	106,480
		334,864
Auto Parts & Equipment-0.94%
Adient US LLC, 9.00%, 04/15/2025(b)	135,000	139,518
Clarios Global L.P./Clarios US Finance Co., 8.50%, 05/15/2027(b)	37,000	37,506
IHO Verwaltungs GmbH (Germany), 7.13% PIK Rate, 6.38% Cash Rate, 05/15/2029(b)(c)	200,000	173,055
		350,079
Automobile Manufacturers-3.27%
Ford Motor Co.
9.00%, 04/22/2025	81,000	89,829
8.90%, 01/15/2032	114,000	130,120
Ford Motor Credit Co. LLC
4.06%, 11/01/2024	200,000	197,008
5.13%, 06/16/2025	200,000	200,000
4.13%, 08/04/2025	200,000	197,575
Jaguar Land Rover Automotive PLC (United Kingdom), 5.88%, 01/15/2028(b)	216,000	169,347
	Principal Amount	Value
Automobile Manufacturers-(continued)
PM General Purchaser LLC, 9.50%, 10/01/2028(b)	$123,000	$107,315
Winnebago Industries, Inc., 6.25%, 07/15/2028(b)	134,000	128,112
		1,219,306
Automotive Retail-0.43%
AAG FH L.P./AAG FH Finco, Inc. (Canada), 9.75%, 07/15/2024(b)	45,000	45,096
Penske Automotive Group, Inc., 3.50%, 09/01/2025	120,000	115,862
		160,958
Biotechnology-0.17%
Emergent BioSolutions, Inc., 3.88%, 08/15/2028(b)	84,000	63,854
Broadcasting-1.16%
AMC Networks, Inc., 5.00%, 04/01/2024	55,000	54,598
iHeartCommunications, Inc., 8.38%, 05/01/2027(d)	45,000	40,768
Liberty Interactive LLC
8.50%, 07/15/2029	155,000	104,637
8.25%, 02/01/2030	79,000	50,764
Univision Communications, Inc., 5.13%, 02/15/2025(b)	129,000	125,603
Urban One, Inc., 7.38%, 02/01/2028(b)	67,000	56,788
		433,158
Building Products-0.77%
Cornerstone Building Brands, Inc., 6.13%, 01/15/2029(b)	89,000	59,850
Standard Industries, Inc.
5.00%, 02/15/2027(b)	156,000	150,296
4.75%, 01/15/2028(b)	80,000	76,205
		286,351
Cable & Satellite-5.87%
Altice Financing S.A. (Luxembourg), 5.75%, 08/15/2029(b)	200,000	175,473
CCO Holdings LLC/CCO Holdings Capital Corp.
5.50%, 05/01/2026(b)	88,000	88,750
5.00%, 02/01/2028(b)	294,000	284,248
CSC Holdings LLC
6.50%, 02/01/2029(b)	200,000	194,199
5.75%, 01/15/2030(b)	200,000	162,385
4.63%, 12/01/2030(b)	200,000	152,459
DIRECTV Financing LLC/DIRECTV Financing Co-Obligor, Inc., 5.88%, 08/15/2027(b)	334,000	312,619
DISH DBS Corp.
7.38%, 07/01/2028	176,000	126,222
5.13%, 06/01/2029	133,000	87,115
LCPR Senior Secured Financing DAC, 6.75%, 10/15/2027(b)	200,000	194,728
Radiate Holdco LLC/Radiate Finance, Inc., 6.50%, 09/15/2028(b)	40,000	31,915
Telenet Finance Luxembourg Notes S.a r.l. (Belgium), 5.50%, 03/01/2028(b)	200,000	181,475
Telesat Canada/Telesat LLC (Canada)
5.63%, 12/06/2026(b)	180,000	115,699
4.88%, 06/01/2027(b)	137,000	81,020
		2,188,307
Casinos & Gaming-4.73%
Affinity Gaming, 6.88%, 12/15/2027(b)	187,000	162,502
See accompanying notes which are an integral part of this schedule.

Invesco High Yield Bond Factor ETF (IHYF)—(continued)
July 31, 2022
(Unaudited)
	Principal Amount	Value
Casinos & Gaming-(continued)
Caesars Entertainment, Inc., 8.13%, 07/01/2027(b)	$101,000	$101,278
Caesars Resort Collection LLC/CRC Finco, Inc., 5.75%, 07/01/2025(b)	193,000	193,256
International Game Technology PLC
6.50%, 02/15/2025(b)	200,000	203,576
4.13%, 04/15/2026(b)	200,000	191,124
Las Vegas Sands Corp., 2.90%, 06/25/2025	200,000	187,619
Melco Resorts Finance Ltd. (Hong Kong)
5.75%, 07/21/2028(b)	200,000	142,580
5.38%, 12/04/2029(b)	200,000	137,408
MGM Resorts International, 6.75%, 05/01/2025	168,000	169,009
Sabre GLBL, Inc.
9.25%, 04/15/2025(b)	154,000	156,875
7.38%, 09/01/2025(b)	117,000	115,652
		1,760,879
Commodity Chemicals-0.76%
Koppers, Inc., 6.00%, 02/15/2025(b)	112,000	106,833
Methanex Corp. (Canada), 5.13%, 10/15/2027	190,000	176,052
		282,885
Communications Equipment-1.21%
CommScope Technologies LLC, 6.00%, 06/15/2025(b)(d)	40,000	37,046
Hughes Satellite Systems Corp., 6.63%, 08/01/2026(d)	79,000	76,772
ViaSat, Inc.
5.63%, 09/15/2025(b)	130,000	114,771
5.63%, 04/15/2027(b)	238,000	223,772
		452,361
Construction & Engineering-0.39%
Arcosa, Inc., 4.38%, 04/15/2029(b)	120,000	106,751
Artera Services LLC, 9.03%, 12/04/2025(b)	46,000	37,498
		144,249
Construction Machinery & Heavy Trucks-0.36%
Manitowoc Co., Inc. (The), 9.00%, 04/01/2026(b)	40,000	37,309
Trinity Industries, Inc., 4.55%, 10/01/2024	100,000	98,334
		135,643
Construction Materials-0.19%
Eco Material Technologies, Inc., 7.88%, 01/31/2027(b)	78,000	69,484
Consumer Finance-2.74%
ASG Finance Designated Activity Co. (Cyprus), 7.88%, 12/03/2024(b)	200,000	186,500
Credit Acceptance Corp., 5.13%, 12/31/2024(b)	80,000	76,869
goeasy Ltd. (Canada), 5.38%, 12/01/2024(b)	129,000	121,273
Navient Corp.
6.13%, 03/25/2024	163,000	162,336
5.88%, 10/25/2024	77,000	75,572
5.00%, 03/15/2027(d)	153,000	138,573
5.63%, 08/01/2033	62,000	48,192
OneMain Finance Corp., 6.88%, 03/15/2025	72,000	70,832
PRA Group, Inc., 7.38%, 09/01/2025(b)	140,000	138,846
		1,018,993
	Principal Amount	Value
Department Stores-0.77%
Nordstrom, Inc.
4.38%, 04/01/2030	$94,000	$79,006
4.25%, 08/01/2031	96,000	77,885
5.00%, 01/15/2044	177,000	130,117
		287,008
Diversified Banks-1.33%
Commerzbank AG (Germany), 8.13%, 09/19/2023(b)	200,000	205,106
Intesa Sanpaolo S.p.A. (Italy)
4.20%, 06/01/2032(b)(e)	200,000	153,247
4.95%, 06/01/2042(b)(e)	200,000	138,086
		496,439
Diversified Capital Markets-0.53%
Deutsche Bank AG (Germany), 4.30%, 05/24/2028(e)	213,000	199,184
Diversified Metals & Mining-0.23%
Mineral Resources Ltd. (Australia), 8.13%, 05/01/2027(b)	86,000	85,499
Diversified REITs-1.17%
iStar, Inc., 4.75%, 10/01/2024	139,000	137,250
Uniti Group L.P./Uniti Fiber Holdings, Inc./CSL Capital LLC, 7.88%, 02/15/2025(b)	296,000	299,167
		436,417
Diversified Support Services-0.05%
MPH Acquisition Holdings LLC, 5.75%, 11/01/2028(b)	22,000	18,694
Drug Retail-0.36%
Rite Aid Corp., 8.00%, 11/15/2026(b)	160,000	135,215
Education Services-0.30%
Grand Canyon University, 4.13%, 10/01/2024	118,000	113,020
Electric Utilities-1.42%
Drax Finco PLC (United Kingdom), 6.63%, 11/01/2025(b)	200,000	198,361
Midland Cogeneration Venture L.P., 6.00%, 03/15/2025(b)	83,286	84,036
Talen Energy Supply LLC, 7.25%, 05/15/2027(b)(f)(g)	152,000	150,986
Vistra Operations Co. LLC, 5.63%, 02/15/2027(b)	96,000	96,495
		529,878
Electrical Components & Equipment-0.32%
WESCO Distribution, Inc., 7.13%, 06/15/2025(b)	114,000	117,990
Electronic Components-0.91%
Imola Merger Corp., 4.75%, 05/15/2029(b)	221,000	206,141
Likewize Corp., 9.75%, 10/15/2025(b)	141,000	134,525
		340,666
Environmental & Facilities Services-1.21%
GFL Environmental, Inc. (Canada), 4.25%, 06/01/2025(b)	267,000	261,948
Stericycle, Inc., 5.38%, 07/15/2024(b)	187,000	187,273
		449,221
Financial Exchanges & Data-0.68%
Coinbase Global, Inc.
3.38%, 10/01/2028(b)	189,000	122,053
3.63%, 10/01/2031(b)	219,000	130,313
		252,366

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Bond Factor ETF (IHYF)—(continued)
July 31, 2022
(Unaudited)
	Principal Amount	Value
Food Distributors-0.74%
C&S Group Enterprises LLC, 5.00%, 12/15/2028(b)	$224,000	$162,668
US Foods, Inc., 6.25%, 04/15/2025(b)	112,000	114,229
		276,897
Food Retail-0.57%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s L.P./Albertson’s LLC, 4.63%, 01/15/2027(b)	225,000	212,909
Footwear-0.39%
Abercrombie & Fitch Management Co., 8.75%, 07/15/2025(b)	147,000	144,649
Gas Utilities-0.49%
AmeriGas Partners L.P./AmeriGas Finance Corp.
5.63%, 05/20/2024	122,000	123,443
5.88%, 08/20/2026	60,000	60,848
		184,291
Health Care Distributors-0.21%
Owens & Minor, Inc., 4.38%, 12/15/2024	78,000	76,543
Health Care Equipment-0.26%
Varex Imaging Corp., 7.88%, 10/15/2027(b)	96,000	95,870
Health Care Facilities-0.70%
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc., 5.75%, 03/01/2025(b)	32,000	31,883
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., 9.75%, 12/01/2026(b)	26,000	24,561
Tenet Healthcare Corp., 4.88%, 01/01/2026(b)	204,000	202,545
		258,989
Health Care REITs-0.23%
Diversified Healthcare Trust, 4.75%, 05/01/2024	92,000	84,190
Health Care Services-1.99%
Akumin, Inc., 7.00%, 11/01/2025(b)	155,000	128,553
Community Health Systems, Inc.
8.00%, 03/15/2026(b)	270,000	256,673
6.88%, 04/15/2029(b)	102,000	56,887
6.13%, 04/01/2030(b)	84,000	45,160
Global Medical Response, Inc., 6.50%, 10/01/2025(b)	10,000	9,301
Prime Healthcare Services, Inc., 7.25%, 11/01/2025(b)	75,000	65,996
US Acute Care Solutions LLC, 6.38%, 03/01/2026(b)	192,000	179,104
		741,674
Health Care Technology-0.33%
Minerva Merger Sub, Inc., 6.50%, 02/15/2030(b)	135,000	122,344
Home Furnishings-0.82%
Tempur Sealy International, Inc.
4.00%, 04/15/2029(b)	179,000	154,538
3.88%, 10/15/2031(b)	187,000	151,937
		306,475
Home Improvement Retail-0.48%
JELD-WEN, Inc., 4.63%, 12/15/2025(b)	81,000	74,818
Specialty Building Products Holdings LLC/SBP Finance Corp., 6.38%, 09/30/2026(b)	117,000	104,433
		179,251
	Principal Amount	Value
Homebuilding-0.62%
LGI Homes, Inc., 4.00%, 07/15/2029(b)	$202,000	$166,657
New Home Co., Inc. (The), 7.25%, 10/15/2025(b)	80,000	65,171
		231,828
Homefurnishing Retail-0.11%
Bed Bath & Beyond, Inc., 3.75%, 08/01/2024	97,000	40,134
Hotel & Resort REITs-1.12%
Service Properties Trust
4.50%, 06/15/2023	31,000	29,881
4.65%, 03/15/2024	108,000	98,517
4.35%, 10/01/2024	138,000	123,855
4.50%, 03/15/2025(d)	57,000	48,504
4.75%, 10/01/2026	150,000	118,099
		418,856
Hotels, Resorts & Cruise Lines-2.53%
Carnival Corp.
10.50%, 02/01/2026(b)	107,000	112,498
5.75%, 03/01/2027(b)	282,000	226,834
Royal Caribbean Cruises Ltd., 11.50%, 06/01/2025(b)	189,000	202,722
Six Flags Theme Parks, Inc., 7.00%, 07/01/2025(b)	66,000	67,956
Travel + Leisure Co., Series J, 6.00%, 04/01/2027	188,000	186,845
VOC Escrow Ltd., 5.00%, 02/15/2028(b)	163,000	145,344
		942,199
Housewares & Specialties-0.49%
Newell Brands, Inc., 4.45%, 04/01/2026	183,000	180,961
Independent Power Producers & Energy Traders-0.49%
EnfraGen Energia Sur S.A./EnfraGen Spain S.A./Prime Energia S.p.A. (Spain), 5.38%, 12/30/2030(b)	270,000	184,267
Industrial Conglomerates-0.56%
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.
4.75%, 09/15/2024	161,000	157,961
6.25%, 05/15/2026	50,000	49,732
		207,693
Industrial Machinery-0.30%
CD&R Smokey Buyer, Inc., 6.75%, 07/15/2025(b)	57,000	53,774
JPW Industries Holding Corp., 9.00%, 10/01/2024(b)	65,000	59,094
		112,868
Insurance Brokers-0.38%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/2027(b)	50,000	47,677
HUB International Ltd., 7.00%, 05/01/2026(b)	96,000	94,908
		142,585
Integrated Oil & Gas-0.36%
Occidental Petroleum Corp., 5.55%, 03/15/2026	129,000	132,713
Integrated Telecommunication Services-2.97%
Connect Finco S.a.r.l./Connect US Finco LLC (United Kingdom), 6.75%, 10/01/2026(b)	200,000	195,872
Consolidated Communications, Inc., 6.50%, 10/01/2028(b)	53,000	45,713
Embarq Corp., 8.00%, 06/01/2036	217,000	179,090

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Bond Factor ETF (IHYF)—(continued)
July 31, 2022
(Unaudited)
	Principal Amount	Value
Integrated Telecommunication Services-(continued)
Frontier North, Inc., Series G, 6.73%, 02/15/2028	$154,000	$147,195
Ligado Networks LLC, 15.50% PIK Rate, 0.00% Cash Rate, 11/01/2023(b)(c)	33,883	18,043
Telecom Italia Capital S.A. (Italy), 7.20%, 07/18/2036	177,000	147,308
Telecom Italia S.p.A. (Italy), 5.30%, 05/30/2024(b)	200,000	194,725
Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, 08/15/2028(b)(d)	198,000	178,160
		1,106,106
Interactive Media & Services-0.80%
Audacy Capital Corp.
6.50%, 05/01/2027(b)	120,000	59,709
6.75%, 03/31/2029(b)	150,000	72,727
Diamond Sports Group LLC/Diamond Sports Finance Co., 5.38%, 08/15/2026(b)	101,000	10,059
TripAdvisor, Inc., 7.00%, 07/15/2025(b)	157,000	156,829
		299,324
Internet & Direct Marketing Retail-0.88%
Photo Holdings Merger Sub, Inc., 8.50%, 10/01/2026(b)	79,000	58,420
QVC, Inc.
4.45%, 02/15/2025	119,000	114,216
4.75%, 02/15/2027	125,000	105,532
5.45%, 08/15/2034	68,000	48,522
		326,690
Internet Services & Infrastructure-0.38%
Cogent Communications Group, Inc., 3.50%, 05/01/2026(b)	43,000	40,421
Condor Merger Sub, Inc., 7.38%, 02/15/2030(b)	114,000	100,377
		140,798
Investment Banking & Brokerage-0.48%
FS Energy and Power Fund, 7.50%, 08/15/2023(b)	47,000	47,460
NFP Corp., 6.88%, 08/15/2028(b)	119,000	104,958
StoneX Group, Inc., 8.63%, 06/15/2025(b)	26,000	26,486
		178,904
Leisure Facilities-0.80%
Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp., 5.50%, 05/01/2025(b)	110,000	110,885
Vail Resorts, Inc., 6.25%, 05/15/2025(b)	184,000	188,367
		299,252
Life & Health Insurance-0.22%
Provident Financing Trust I, 7.41%, 03/15/2038	75,000	83,036
Managed Health Care-0.37%
Centene Corp., 4.25%, 12/15/2027	141,000	138,963
Marine-0.52%
NCL Corp. Ltd., 5.88%, 03/15/2026(b)	161,000	131,764
Seaspan Corp. (Hong Kong), 5.50%, 08/01/2029(b)	81,000	63,595
		195,359
Metal & Glass Containers-0.66%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 5.25%, 04/30/2025(b)	200,000	191,260
	Principal Amount	Value
Metal & Glass Containers-(continued)
Mauser Packaging Solutions Holding Co.
8.50%, 04/15/2024(b)	$30,000	$29,612
7.25%, 04/15/2025(b)	28,000	25,753
		246,625
Mortgage REITs-0.66%
Ladder Capital Finance Holdings L.L.L.P./Ladder Capital Finance Corp., 5.25%, 10/01/2025(b)	82,000	77,601
Rithm Capital Corp., 6.25%, 10/15/2025(b)	115,000	104,900
Starwood Property Trust, Inc., 5.50%, 11/01/2023(b)	63,000	62,593
		245,094
Movies & Entertainment-1.33%
Banijay Entertainment S.A.S.U. (France), 5.38%, 03/01/2025(b)	200,000	191,093
Cinemark USA, Inc., 8.75%, 05/01/2025(b)	145,000	150,150
Netflix, Inc., 5.88%, 11/15/2028	147,000	152,865
		494,108
Office Services & Supplies-0.73%
ACCO Brands Corp., 4.25%, 03/15/2029(b)	171,000	148,409
Pitney Bowes, Inc.
6.88%, 03/15/2027(b)	78,000	63,009
7.25%, 03/15/2029(b)	75,000	59,067
		270,485
Oil & Gas Drilling-1.35%
Harvest Midstream I L.P., 7.50%, 09/01/2028(b)	84,000	80,307
NGL Energy Operating LLC/NGL Energy Finance Corp., 7.50%, 02/01/2026(b)	235,000	215,723
Patterson-UTI Energy, Inc., 5.15%, 11/15/2029	71,000	63,869
Rockies Express Pipeline LLC
7.50%, 07/15/2038(b)	62,000	55,838
6.88%, 04/15/2040(b)	104,000	88,291
		504,028
Oil & Gas Equipment & Services-0.99%
Oceaneering International, Inc., 4.65%, 11/15/2024	145,000	136,554
USA Compression Partners L.P./USA Compression Finance Corp., 6.88%, 04/01/2026	190,000	178,918
Weatherford International Ltd., 11.00%, 12/01/2024(b)	51,000	51,716
		367,188
Oil & Gas Exploration & Production-3.06%
CrownRock L.P./CrownRock Finance, Inc., 5.63%, 10/15/2025(b)	119,000	118,973
EQT Corp., 6.13%, 02/01/2025	137,000	142,825
Moss Creek Resources Holdings, Inc., 7.50%, 01/15/2026(b)	57,000	52,012
Murphy Oil Corp.
6.88%, 08/15/2024	11,000	11,075
6.13%, 12/01/2042	90,000	70,780
PDC Energy, Inc.
6.13%, 09/15/2024	77,000	76,732
5.75%, 05/15/2026	80,000	78,076
Rockies Express Pipeline LLC, 3.60%, 05/15/2025(b)	118,000	109,581
Southwestern Energy Co., 5.95%, 01/23/2025	88,000	89,184
Talos Production, Inc., 12.00%, 01/15/2026	78,000	83,165

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Bond Factor ETF (IHYF)—(continued)
July 31, 2022
(Unaudited)
	Principal Amount	Value
Oil & Gas Exploration & Production-(continued)
Vermilion Energy, Inc. (Canada), 5.63%, 03/15/2025(b)	$144,000	$141,418
WPX Energy, Inc., 5.25%, 09/15/2024	161,000	164,766
		1,138,587
Oil & Gas Refining & Marketing-1.92%
Calumet Specialty Products Partners L.P./Calumet Finance Corp., 9.25%, 07/15/2024(b)	118,000	122,195
CVR Energy, Inc., 5.25%, 02/15/2025(b)(d)	244,000	232,730
EnLink Midstream Partners L.P.
4.15%, 06/01/2025	70,000	68,674
4.85%, 07/15/2026	118,000	116,945
5.45%, 06/01/2047	96,000	73,298
NuStar Logistics L.P., 6.00%, 06/01/2026	70,000	68,887
PBF Holding Co. LLC/PBF Finance Corp., 6.00%, 02/15/2028	36,000	32,735
		715,464
Oil & Gas Storage & Transportation-4.98%
Altera Infrastructure L.P./Teekay Offshore Finance Corp., 8.50%, 07/15/2023(b)	107,000	54,837
Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.63%, 12/15/2025(b)	54,000	53,690
Buckeye Partners L.P., 4.13%, 03/01/2025(b)	110,000	105,673
DCP Midstream Operating L.P., 5.38%, 07/15/2025	73,000	74,546
EQM Midstream Partners L.P.
4.00%, 08/01/2024	118,000	113,258
4.75%, 01/15/2031(b)	56,000	50,726
Genesis Energy L.P./Genesis Energy Finance Corp.
8.00%, 01/15/2027	112,000	110,083
7.75%, 02/01/2028	58,000	56,108
Holly Energy Partners L.P./Holly Energy Finance Corp., 5.00%, 02/01/2028(b)	52,000	48,028
ITT Holdings LLC, 6.50%, 08/01/2029(b)	92,000	79,280
Neptune Energy Bondco PLC (United Kingdom), 6.63%, 05/15/2025(b)	200,000	192,923
New Fortress Energy, Inc.
6.75%, 09/15/2025(b)	189,000	184,760
6.50%, 09/30/2026(b)	141,000	134,154
Northriver Midstream Finance L.P. (Canada), 5.63%, 02/15/2026(b)	73,000	71,987
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 8.50%, 10/15/2026(b)	104,000	99,497
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp.
7.50%, 10/01/2025(b)	75,000	75,237
6.00%, 12/31/2030(b)	138,000	124,129
Western Midstream Operating L.P.
3.35%, 02/01/2025	190,000	186,633
3.95%, 06/01/2025	39,000	38,642
		1,854,191
Other Diversified Financial Services-2.14%
AG Issuer LLC, 6.25%, 03/01/2028(b)	92,000	82,362
Albion Financing 2 S.a.r.l. (Luxembourg), 8.75%, 04/15/2027(b)	200,000	179,517
Global Aircraft Leasing Co. Ltd. (Cayman Islands), 7.25% PIK Rate, 6.50% Cash Rate, 09/15/2024(b)(c)	232,120	179,371
	Principal Amount	Value
Other Diversified Financial Services-(continued)
Midcap Financial Issuer Trust, 5.63%, 01/15/2030(b)	$209,000	$169,043
United Wholesale Mortgage LLC
5.50%, 11/15/2025(b)	121,000	113,135
5.50%, 04/15/2029(b)	85,000	73,313
		796,741
Packaged Foods & Meats-0.55%
FAGE International S.A./FAGE USA Dairy Industry, Inc. (Luxembourg), 5.63%, 08/15/2026(b)	232,000	206,666
Paper Packaging-0.21%
Berry Global, Inc., 4.50%, 02/15/2026(b)(d)	82,000	79,014
Paper Products-1.09%
Clearwater Paper Corp., 5.38%, 02/01/2025(b)	75,000	74,142
Domtar Corp., 6.75%, 10/01/2028(b)	283,000	261,328
Glatfelter Corp., 4.75%, 11/15/2029(b)	101,000	69,051
		404,521
Personal Products-0.57%
Herbalife Nutrition Ltd./HLF Financing, Inc., 7.88%, 09/01/2025(b)	95,000	89,326
Oriflame Investment Holding PLC (Switzerland), 5.13%, 05/04/2026(b)	200,000	121,800
		211,126
Pharmaceuticals-2.07%
Bausch Health Cos., Inc.
5.50%, 11/01/2025(b)	230,000	205,552
6.13%, 02/01/2027(b)	35,000	29,950
5.00%, 01/30/2028(b)	151,000	80,882
6.25%, 02/15/2029(b)	215,000	115,692
5.25%, 01/30/2030(b)	172,000	89,836
Endo DAC/Endo Finance LLC/Endo Finco, Inc., 6.00%, 06/30/2028(b)	36,000	2,430
P&L Development LLC/PLD Finance Corp., 7.75%, 11/15/2025(b)	146,000	98,511
Par Pharmaceutical, Inc., 7.50%, 04/01/2027(b)	183,000	147,187
		770,040
Regional Banks-0.20%
Synovus Financial Corp., 5.90%, 02/07/2029(e)	75,000	73,720
Reinsurance-0.84%
Enstar Finance LLC
5.75%, 09/01/2040(e)	65,000	60,847
5.50%, 01/15/2042(e)	136,000	116,438
Global Atlantic Fin Co., 4.70%, 10/15/2051(b)(e)	165,000	136,907
		314,192
Restaurants-0.48%
Aramark Services, Inc., 6.38%, 05/01/2025(b)	131,000	131,818
Sizzling Platter LLC/Sizzling Platter Finance Corp., 8.50%, 11/28/2025(b)	52,000	45,621
		177,439
Retail REITs-0.43%
American Finance Trust, Inc./American Finance Operating Partner L.P., 4.50%, 09/30/2028(b)	116,000	93,260
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC, 5.75%, 05/15/2026(b)(d)	68,000	66,389
		159,649

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Bond Factor ETF (IHYF)—(continued)
July 31, 2022
(Unaudited)
	Principal Amount	Value
Security & Alarm Services-0.67%
CoreCivic, Inc., 4.75%, 10/15/2027	$153,000	$128,274
Prime Security Services Borrower LLC/Prime Finance, Inc., 5.75%, 04/15/2026(b)	120,000	122,144
		250,418
Specialized Consumer Services-0.12%
WW International, Inc., 4.50%, 04/15/2029(b)(d)	62,000	45,413
Specialized REITs-0.79%
Iron Mountain, Inc.
4.88%, 09/15/2029(b)	127,000	116,889
5.25%, 07/15/2030(b)	188,000	176,280
		293,169
Specialty Chemicals-1.19%
Avient Corp., 5.75%, 05/15/2025(b)	149,000	150,463
Rayonier A.M. Products, Inc., 7.63%, 01/15/2026(b)	240,000	215,430
WR Grace Holdings LLC, 5.63%, 08/15/2029(b)	90,000	76,185
		442,078
Specialty Stores-1.48%
Bath & Body Works, Inc., 6.63%, 10/01/2030(b)	77,000	73,688
LSF9 Atlantis Holdings LLC/Victra Finance Corp., 7.75%, 02/15/2026(b)	111,000	100,878
Michaels Cos., Inc. (The), 7.88%, 05/01/2029(b)	39,000	26,812
Sally Holdings LLC/Sally Capital, Inc., 5.63%, 12/01/2025	117,000	116,593
Staples, Inc., 7.50%, 04/15/2026(b)	263,000	232,631
		550,602
Steel-0.26%
Infrabuild Australia Pty. Ltd. (Australia), 12.00%, 10/01/2024(b)	102,000	96,017
Systems Software-0.79%
NortonLifeLock, Inc., 5.00%, 04/15/2025(b)	150,000	149,594
Veritas US, Inc./Veritas Bermuda Ltd., 7.50%, 09/01/2025(b)	171,000	144,791
		294,385
Technology Hardware, Storage & Peripherals-0.95%
Xerox Corp., 6.75%, 12/15/2039	147,000	129,575
Xerox Holdings Corp.
5.00%, 08/15/2025(b)	57,000	54,917
5.50%, 08/15/2028(b)(d)	189,000	168,666
		353,158
Thrifts & Mortgage Finance-1.03%
Enact Holdings, Inc., 6.50%, 08/15/2025(b)	137,000	138,603
NMI Holdings, Inc., 7.38%, 06/01/2025(b)	81,000	82,231
Radian Group, Inc.
4.50%, 10/01/2024	49,000	48,406
6.63%, 03/15/2025	111,000	113,662
		382,902
	Principal Amount	Value
Tires & Rubber-0.24%
FXI Holdings, Inc., 12.25%, 11/15/2026(b)	$101,000	$89,133
Tobacco-0.26%
Vector Group Ltd., 5.75%, 02/01/2029(b)	106,000	95,116
Wireless Telecommunication Services-2.33%
Sprint Corp.
7.88%, 09/15/2023	235,000	243,766
7.13%, 06/15/2024	235,000	246,209
7.63%, 02/15/2025	199,000	212,166
T-Mobile USA, Inc., 2.25%, 02/15/2026	179,000	167,395
		869,536
Total U.S. Dollar Denominated Bonds & Notes (Cost $39,471,744)		35,791,490
U.S. Treasury Securities-0.41%
U.S. Treasury Bills-0.41%(h)
0.94%–0.97%, 09/15/2022(i)	32,000	31,916
1.46%–2.07%, 11/17/2022(i)	123,000	122,076
Total U.S. Treasury Securities (Cost $154,401)		153,992
	Shares
Money Market Funds-1.79%
Invesco Government & Agency Portfolio, Institutional Class, 1.71%(j)(k) (Cost $665,370)	665,370	665,370
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.28% (Cost $40,291,515)		36,610,852
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.65%
Invesco Private Government Fund, 1.77%(j)(k)(l)	275,985	275,985
Invesco Private Prime Fund, 1.89%(j)(k)(l)	709,675	709,675
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $985,660)		985,660
TOTAL INVESTMENTS IN SECURITIES-100.93% (Cost $41,277,175)		37,596,512
OTHER ASSETS LESS LIABILITIES-(0.93)%		(344,616)
NET ASSETS-100.00%		$37,251,896

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Bond Factor ETF (IHYF)—(continued)
July 31, 2022
(Unaudited)
Investment Abbreviations:
PIK	-Pay-in-Kind
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2022 was $25,224,932, which represented 67.71% of the Fund’s Net Assets.
(c)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(d)	All or a portion of this security was out on loan at July 31, 2022.
(e)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(f)	The borrower has filed for protection in federal bankruptcy court.
(g)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The value of this security at July 31, 2022 represented less than 1% of the Fund’s Net Assets.
(h)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(i)	$153,992 was pledged as collateral to cover margin requirements for open futures contracts.
(j)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2022.

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$242,352	$8,378,831	$(7,955,813)	$-	$-	$665,370	$1,089
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,418,750	4,905,102	(6,047,867)	-	-	275,985	1,922*
Invesco Private Prime Fund	3,310,417	7,676,173	(10,275,301)	-	(1,614)	709,675	6,028*
Total	$4,971,519	$20,960,106	$(24,278,981)	$-	$(1,614)	$1,651,030	$9,039

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(k)	The rate shown is the 7-day SEC standardized yield as of July 31, 2022.
(l)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation
Interest Rate Risk
U.S. Treasury 10 Year Notes	41	September-2022	$4,966,766	$60,213	$60,213
U.S. Treasury 10 Year Ultra Notes	11	September-2022	1,443,750	18,819	18,819
Subtotal—Long Futures Contracts				79,032	79,032
Short Futures Contracts
Interest Rate Risk
U.S. Treasury 2 Year Notes	19	September-2022	(3,998,758)	4,113	4,113
Total Futures Contracts				$83,145	$83,145

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Bond Factor ETF (IHYF)—(continued)
July 31, 2022
(Unaudited)
Open Centrally Cleared Credit Default Swap Agreements(a)
Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(b)	Notional Value	Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Credit Risk
Markit CDX North America High Yield Index, Series 37, Version 1	Sell	5.00%	Quarterly	12/20/2026	4.336%	USD 1,584,000	$97,379	$46,616	$(50,763)

(a)	Centrally cleared swap agreements collateralized by $154,958 cash held with the broker.
(b)	Implied credit spreads represent the current level as of July 31, 2022 at which protection could be bought or sold given the terms of the existing credit default swap contract and serve as an indicator of the current status of the payment/performance risk of the credit default swap contract. An implied credit spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit spread markets generally.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco Moderately Conservative Multi-Asset Allocation ETF (PSMM)
July 31, 2022
(Unaudited)
Schedule of Investments in Affiliated Issuers- 111.91%(a)
	% of Net Assets 07/31/22	Value 10/31/21	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 07/31/22	Value 07/31/22
Domestic Equity Funds-34.41%
Invesco Preferred ETF(b)	2.99%	$544,267	$1,097,208	$(918,779)	$(84,676)	$(50,503)	$26,537	44,986	$587,517
Invesco RAFI™ Strategic US ETF	8.42%	1,379,920	2,959,021	(2,569,838)	(250,902)	138,939	23,044	43,586	1,657,140
Invesco RAFI™ Strategic US Small Company ETF(b)	2.09%	456,592	927,217	(903,816)	(103,044)	35,170	3,065	11,688	412,119
Invesco Russell 1000 Dynamic Multifactor ETF	5.59%	1,003,769	2,071,140	(1,796,994)	(222,910)	44,010	9,988	25,201	1,099,015
Invesco S&P 500® Low Volatility ETF	3.02%	552,112	1,100,932	(1,057,902)	(53,231)	52,097	10,564	9,208	594,008
Invesco S&P 500® Pure Growth ETF	9.27%	1,349,336	3,682,203	(2,670,524)	(492,784)	(45,075)	3,235	10,942	1,823,156
Invesco S&P MidCap Low Volatility ETF	3.03%	365,468	1,074,233	(825,870)	(21,292)	2,806	6,522	10,860	595,345
Invesco S&P SmallCap Low Volatility ETF	-	366,638	656,504	(999,958)	(36,341)	13,157	3,554	-	-
Total Domestic Equity Funds		6,018,102	13,568,458	(11,743,681)	(1,265,180)	190,601	86,509		6,768,300
Fixed Income Funds-55.92%
Invesco 1-30 Laddered Treasury ETF(b)	12.53%	1,453,533	4,836,722	(3,476,154)	(255,343)	(94,502)	26,918	77,201	2,464,256
Invesco Emerging Markets Sovereign Debt ETF(b)	2.62%	181,693	1,041,463	(578,896)	(103,894)	(24,843)	17,806	26,642	515,523
Invesco Fundamental High Yield® Corporate Bond ETF	7.93%	1,627,107	3,111,536	(2,945,602)	(133,328)	(99,192)	47,719	87,719	1,560,521
Invesco Investment Grade Defensive ETF	2.54%	450,598	915,781	(821,631)	(31,298)	(9,835)	5,489	20,183	500,106
Invesco Investment Grade Value ETF	1.38%	271,436	522,233	(468,935)	(34,176)	(16,902)	5,713	11,287	271,411
Invesco PureBetaSM 0-5 Yr US TIPS ETF(b)	5.70%	906,909	2,081,631	(1,845,942)	(30,574)	9,036	36,839	43,093	1,120,720
Invesco Senior Loan ETF(b)	3.82%	811,241	1,570,925	(1,572,113)	(35,167)	(24,034)	24,238	35,806	750,852
Invesco Taxable Municipal Bond ETF	12.64%	2,909,041	5,639,148	(5,368,484)	(396,736)	(295,844)	71,331	88,384	2,487,125
Invesco Variable Rate Investment Grade ETF	6.76%	1,715,344	3,271,886	(3,628,256)	(19,714)	(8,755)	13,415	53,823	1,330,505
Total Fixed Income Funds		10,326,902	22,991,325	(20,706,013)	(1,040,230)	(564,871)	249,468		11,001,019
Foreign Equity Funds-9.66%
Invesco RAFI™ Strategic Developed ex-US ETF(b)	3.08%	633,217	1,290,135	(1,210,226)	(98,447)	(4,090)	23,792	22,203	606,362
Invesco RAFI™ Strategic Emerging Markets ETF	1.83%	347,774	821,970	(693,004)	(85,629)	(32,085)	17,806	15,809	359,026
Invesco S&P Emerging Markets Low Volatility ETF(b)	1.88%	361,083	738,274	(705,508)	(41,101)	17,220	14,352	15,750	369,968
Invesco S&P International Developed Low Volatility ETF	2.87%	549,249	1,071,256	(974,421)	(62,720)	(17,864)	21,384	19,752	565,500
Total Foreign Equity Funds		1,891,323	3,921,635	(3,583,159)	(287,897)	(36,819)	77,334		1,900,856
Money Market Funds-0.00%
Invesco Government & Agency Portfolio, Institutional Class	-	-	196,520	(196,520)	-	-	11	-	-
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan)-99.99% (Cost $21,459,383)	99.99%	18,236,327	40,677,938	(36,229,373)	(2,593,307)	(411,089)	413,322		19,670,175
See accompanying notes which are an integral part of this schedule.

Invesco Moderately Conservative Multi-Asset Allocation ETF (PSMM)—(continued)
July 31, 2022
(Unaudited)
Schedule of Investments in Affiliated Issuers- 111.91%(a)
	% of Net Assets 07/31/22	Value 10/31/21	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 07/31/22	Value 07/31/22
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-11.92%
Invesco Private Government Fund, 1.77%(c)(d)	3.34%	$756,635	$15,096,065	$(15,196,409)	$-	$-	$2,234*	656,291	$656,291
Invesco Private Prime Fund, 1.89%(c)(d)	8.58%	1,765,482	30,919,332	(30,996,938)	-	(270)	6,361*	1,687,606	1,687,606
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $2,343,897)	11.92%	2,522,117	46,015,397	(46,193,347)	-	(270)	8,595		2,343,897
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $23,803,280)	111.91%	$20,758,444	$86,693,335	$(82,422,720)	$(2,593,307)	$(411,359)(e)	$421,917		$22,014,072
OTHER ASSETS LESS LIABILITIES	(11.91)%								(2,342,701)
NET ASSETS	100.00%								$19,671,371

Investment Abbreviations:
ETF-	Exchange-Traded Fund

Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	All or a portion of this security was out on loan at July 31, 2022.
(c)	The rate shown is the 7-day SEC standardized yield as of July 31, 2022.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(e)	Includes capital gains distributions from affiliated underlying funds as follows:

Fund Name	Capital Gain
Invesco Investment Grade Defensive ETF	$3,509
Invesco Investment Grade Value ETF	2,245
Invesco PureBetaSM 0-5 Yr US TIPS ETF	340
Invesco RAFI™ Strategic Developed ex-US ETF	4,227

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® Downside Hedged ETF (PHDG)
July 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-73.96%
Communication Services-6.22%
Activision Blizzard, Inc.	4,429	$354,099
Alphabet, Inc., Class A(b)	34,077	3,963,837
Alphabet, Inc., Class C(b)	31,245	3,644,417
AT&T, Inc.	40,556	761,642
Charter Communications, Inc., Class A(b)	656	283,458
Comcast Corp., Class A	25,326	950,231
DISH Network Corp., Class A(b)(c)	1,420	24,665
Electronic Arts, Inc.	1,593	209,049
Fox Corp., Class A	1,766	58,472
Fox Corp., Class B	819	25,307
Interpublic Group of Cos., Inc. (The)	2,230	66,610
Live Nation Entertainment, Inc.(b)	776	72,936
Lumen Technologies, Inc.(c)	5,267	57,358
Match Group, Inc.(b)	1,618	118,616
Meta Platforms, Inc., Class A(b)	12,993	2,067,186
Netflix, Inc.(b)	2,517	566,073
News Corp., Class A	2,201	37,725
News Corp., Class B	682	11,785
Omnicom Group, Inc.	1,165	81,364
Paramount Global, Class B(c)	3,447	81,522
Take-Two Interactive Software, Inc.(b)	896	118,926
T-Mobile US, Inc.(b)	3,338	477,534
Twitter, Inc.(b)	4,321	179,797
Verizon Communications, Inc.	23,791	1,098,906
Walt Disney Co. (The)(b)	10,319	1,094,846
Warner Bros Discovery, Inc.(b)	12,511	187,665
		16,594,026
Consumer Discretionary-8.49%
Advance Auto Parts, Inc.	346	66,993
Amazon.com, Inc.(b)	49,569	6,689,337
Aptiv PLC(b)	1,535	161,006
AutoZone, Inc.(b)	112	239,388
Bath & Body Works, Inc.	1,351	48,015
Best Buy Co., Inc.	1,147	88,308
Booking Holdings, Inc.(b)	230	445,209
BorgWarner, Inc.	1,357	52,190
Caesars Entertainment, Inc.(b)	1,214	55,468
CarMax, Inc.(b)(c)	909	90,482
Carnival Corp.(b)	4,597	41,649
Chipotle Mexican Grill, Inc.(b)	158	247,147
D.R. Horton, Inc.	1,815	141,624
Darden Restaurants, Inc.	707	88,014
Dollar General Corp.	1,296	321,965
Dollar Tree, Inc.(b)	1,275	210,834
Domino’s Pizza, Inc.	204	79,990
eBay, Inc.	3,172	154,254
Etsy, Inc.(b)(c)	720	74,678
Expedia Group, Inc.(b)	859	91,097
Ford Motor Co.	22,371	328,630
Garmin Ltd.	864	84,344
General Motors Co.(b)	8,260	299,508
Genuine Parts Co.	802	122,602
Hasbro, Inc.	743	58,489
Hilton Worldwide Holdings, Inc.	1,577	201,966
Home Depot, Inc. (The)	5,854	1,761,703
Las Vegas Sands Corp.(b)	1,948	73,420
Lennar Corp., Class A	1,465	124,525
LKQ Corp.	1,474	80,834
Lowe’s Cos., Inc.	3,745	717,280
Marriott International, Inc., Class A	1,557	247,283
McDonald’s Corp.	4,190	1,103,520
	Shares	Value
Consumer Discretionary-(continued)
MGM Resorts International	2,003	$65,558
Mohawk Industries, Inc.(b)	292	37,516
Newell Brands, Inc.	2,085	42,138
NIKE, Inc., Class B	7,188	826,045
Norwegian Cruise Line Holdings Ltd.(b)(c)	2,374	28,844
NVR, Inc.(b)	18	79,076
O’Reilly Automotive, Inc.(b)	372	261,735
Penn National Gaming, Inc.(b)	926	31,993
Pool Corp.	227	81,198
PulteGroup, Inc.	1,346	58,713
PVH Corp.	383	23,715
Ralph Lauren Corp.(c)	262	25,841
Ross Stores, Inc.	1,991	161,789
Royal Caribbean Cruises Ltd.(b)	1,271	49,200
Starbucks Corp.	6,497	550,816
Tapestry, Inc.	1,426	47,956
Target Corp.	2,620	428,056
Tesla, Inc.(b)	4,754	4,237,953
TJX Cos., Inc. (The)	6,653	406,897
Tractor Supply Co.	634	121,398
Ulta Beauty, Inc.(b)	296	115,117
VF Corp.	1,829	81,720
Whirlpool Corp.	318	54,973
Wynn Resorts Ltd.(b)	598	37,961
Yum! Brands, Inc.	1,615	197,902
		22,645,862
Consumer Staples-4.88%
Altria Group, Inc.	10,257	449,872
Archer-Daniels-Midland Co.	3,188	263,871
Brown-Forman Corp., Class B	1,035	76,818
Campbell Soup Co.	1,145	56,506
Church & Dwight Co., Inc.	1,375	120,959
Clorox Co. (The)	697	98,862
Coca-Cola Co. (The)	22,102	1,418,285
Colgate-Palmolive Co.	4,747	373,779
Conagra Brands, Inc.	2,719	93,017
Constellation Brands, Inc., Class A	922	227,098
Costco Wholesale Corp.	2,511	1,359,204
Estee Lauder Cos., Inc. (The), Class A	1,313	358,580
General Mills, Inc.	3,412	255,183
Hershey Co. (The)	827	188,523
Hormel Foods Corp.	1,605	79,191
JM Smucker Co. (The)	614	81,244
Kellogg Co.	1,436	106,149
Keurig Dr Pepper, Inc.	4,179	161,894
Kimberly-Clark Corp.	1,909	251,587
Kraft Heinz Co. (The)	4,022	148,130
Kroger Co. (The)	3,717	172,617
Lamb Weston Holdings, Inc.	818	65,162
McCormick & Co., Inc.	1,418	123,862
Molson Coors Beverage Co., Class B	1,067	63,753
Mondelez International, Inc., Class A	7,840	502,074
Monster Beverage Corp.(b)	2,130	212,191
PepsiCo, Inc.	7,833	1,370,462
Philip Morris International, Inc.	8,781	853,074
Procter & Gamble Co. (The)	13,592	1,888,065
Sysco Corp.	2,886	245,021
Tyson Foods, Inc., Class A	1,652	145,393
Walgreens Boots Alliance, Inc.	4,061	160,897
Walmart, Inc.	7,953	1,050,194
		13,021,517
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Downside Hedged ETF (PHDG)—(continued)
July 31, 2022
(Unaudited)
	Shares	Value
Energy-3.24%
APA Corp.	1,916	$71,218
Baker Hughes Co., Class A	5,299	136,131
Chevron Corp.	11,131	1,823,035
ConocoPhillips	7,327	713,870
Coterra Energy, Inc.	4,565	139,643
Devon Energy Corp.	3,477	218,530
Diamondback Energy, Inc.	945	120,979
EOG Resources, Inc.	3,318	369,028
Exxon Mobil Corp.	23,864	2,313,138
Halliburton Co.	5,110	149,723
Hess Corp.	1,569	176,465
Kinder Morgan, Inc.	11,047	198,736
Marathon Oil Corp.	4,009	99,423
Marathon Petroleum Corp.	3,065	280,938
Occidental Petroleum Corp.(c)	5,044	331,643
ONEOK, Inc.	2,530	151,142
Phillips 66	2,725	242,525
Pioneer Natural Resources Co.	1,275	302,111
Schlumberger N.V.	8,007	296,499
Valero Energy Corp.	2,312	256,100
Williams Cos., Inc. (The)	6,900	235,221
		8,626,098
Financials-7.86%
Aflac, Inc.	3,357	192,356
Allstate Corp. (The)	1,558	182,239
American Express Co.	3,456	532,293
American International Group, Inc.	4,488	232,344
Ameriprise Financial, Inc.	623	168,160
Aon PLC, Class A	1,203	350,121
Arthur J. Gallagher & Co.	1,190	212,998
Assurant, Inc.	306	53,789
Bank of America Corp.	40,165	1,357,979
Bank of New York Mellon Corp. (The)	4,210	182,967
Berkshire Hathaway, Inc., Class B(b)	10,249	3,080,849
BlackRock, Inc.	807	540,028
Brown & Brown, Inc.	1,327	86,388
Capital One Financial Corp.	2,227	244,591
Cboe Global Markets, Inc.	602	74,275
Charles Schwab Corp. (The)	8,544	589,963
Chubb Ltd.	2,400	452,736
Cincinnati Financial Corp.	845	82,252
Citigroup, Inc.	11,001	570,952
Citizens Financial Group, Inc.	2,779	105,519
CME Group, Inc., Class A	2,036	406,141
Comerica, Inc.	741	57,628
Discover Financial Services	1,592	160,792
Everest Re Group Ltd.	223	58,281
FactSet Research Systems, Inc.	215	92,381
Fifth Third Bancorp	3,887	132,625
First Republic Bank	1,017	165,476
Franklin Resources, Inc.	1,586	43,536
Globe Life, Inc.	514	51,775
Goldman Sachs Group, Inc. (The)	1,946	648,777
Hartford Financial Services Group, Inc. (The)	1,863	120,108
Huntington Bancshares, Inc.	8,153	108,353
Intercontinental Exchange, Inc.	3,163	322,594
Invesco Ltd.(d)	460	8,160
JPMorgan Chase & Co.	16,638	1,919,360
KeyCorp	5,282	96,661
Lincoln National Corp.	916	47,028
Loews Corp.	1,101	64,133
M&T Bank Corp.	1,016	180,289
	Shares	Value
Financials-(continued)
MarketAxess Holdings, Inc.	214	$57,947
Marsh & McLennan Cos., Inc.	2,843	466,138
MetLife, Inc.	3,916	247,687
Moody’s Corp.	909	282,017
Morgan Stanley	7,928	668,330
MSCI, Inc.	460	221,416
Nasdaq, Inc.	653	118,128
Northern Trust Corp.	1,180	117,740
PNC Financial Services Group, Inc. (The)	2,343	388,798
Principal Financial Group, Inc.	1,331	89,097
Progressive Corp. (The)	3,313	381,194
Prudential Financial, Inc.	2,124	212,379
Raymond James Financial, Inc.	1,101	108,416
Regions Financial Corp.	5,294	112,127
S&P Global, Inc.	1,966	741,044
Signature Bank	356	66,063
State Street Corp.	2,080	147,763
SVB Financial Group(b)	333	134,382
Synchrony Financial	2,841	95,117
T. Rowe Price Group, Inc.(c)	1,288	159,029
Travelers Cos., Inc. (The)	1,359	215,673
Truist Financial Corp.	7,542	380,645
U.S. Bancorp	7,659	361,505
W.R. Berkley Corp.	1,187	74,223
Wells Fargo & Co.	21,472	941,977
Willis Towers Watson PLC	632	130,786
Zions Bancorporation N.A.	857	46,749
		20,943,267
Health Care-10.59%
Abbott Laboratories	9,919	1,079,584
AbbVie, Inc.	10,011	1,436,679
ABIOMED, Inc.(b)	258	75,597
Agilent Technologies, Inc.	1,700	227,970
Align Technology, Inc.(b)	415	116,603
AmerisourceBergen Corp.	854	124,624
Amgen, Inc.	3,026	748,844
Baxter International, Inc.	2,853	167,357
Becton, Dickinson and Co.	1,615	394,561
Biogen, Inc.(b)	830	178,500
Bio-Rad Laboratories, Inc., Class A(b)	123	69,281
Bio-Techne Corp.	222	85,532
Boston Scientific Corp.(b)	8,099	332,464
Bristol-Myers Squibb Co.	12,061	889,861
Cardinal Health, Inc.	1,543	91,901
Catalent, Inc.(b)	1,015	114,796
Centene Corp.(b)(c)	3,313	308,010
Charles River Laboratories International, Inc.(b)	288	72,155
Cigna Corp.	1,797	494,822
Cooper Cos., Inc. (The)	279	91,233
CVS Health Corp.	7,429	710,807
Danaher Corp.	3,666	1,068,529
DaVita, Inc.(b)	343	28,867
DENTSPLY SIRONA, Inc.	1,221	44,151
DexCom, Inc.(b)	2,224	182,546
Edwards Lifesciences Corp.(b)	3,522	354,102
Elevance Health, Inc.	1,366	651,719
Eli Lilly and Co.	4,468	1,473,055
Gilead Sciences, Inc.	7,106	424,583
HCA Healthcare, Inc.	1,289	273,809
Henry Schein, Inc.(b)	782	61,645
Hologic, Inc.(b)	1,413	100,860

See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Downside Hedged ETF (PHDG)—(continued)
July 31, 2022
(Unaudited)
	Shares	Value
Health Care-(continued)
Humana, Inc.	717	$345,594
IDEXX Laboratories, Inc.(b)	476	190,010
Illumina, Inc.(b)	890	192,845
Incyte Corp.(b)	1,067	82,885
Intuitive Surgical, Inc.(b)	2,034	468,166
IQVIA Holdings, Inc.(b)	1,072	257,569
Johnson & Johnson	14,907	2,601,570
Laboratory Corp. of America Holdings	525	137,650
McKesson Corp.	823	281,120
Medtronic PLC	7,600	703,152
Merck & Co., Inc.	14,326	1,279,885
Mettler-Toledo International, Inc.(b)	128	172,765
Moderna, Inc.(b)	1,960	321,616
Molina Healthcare, Inc.(b)	333	109,131
Organon & Co.	1,437	45,582
PerkinElmer, Inc.	715	109,517
Pfizer, Inc.	31,786	1,605,511
Quest Diagnostics, Inc.	665	90,819
Regeneron Pharmaceuticals, Inc.(b)	612	355,994
ResMed, Inc.	829	199,391
STERIS PLC	567	127,943
Stryker Corp.	1,907	409,528
Teleflex, Inc.	266	63,962
Thermo Fisher Scientific, Inc.	2,218	1,327,273
UnitedHealth Group, Inc.	5,315	2,882,537
Universal Health Services, Inc., Class B	380	42,739
Vertex Pharmaceuticals, Inc.(b)	1,449	406,314
Viatris, Inc.	6,868	66,551
Waters Corp.(b)	341	124,134
West Pharmaceutical Services, Inc.	420	144,295
Zimmer Biomet Holdings, Inc.	1,187	131,033
Zoetis, Inc.	2,666	486,678
		28,238,806
Industrials-5.79%
3M Co.	3,224	461,806
A.O. Smith Corp.	737	46,630
Alaska Air Group, Inc.(b)	714	31,652
Allegion PLC	497	52,533
American Airlines Group, Inc.(b)(c)	3,680	50,453
AMETEK, Inc.	1,308	161,538
Boeing Co. (The)(b)	3,151	501,986
C.H. Robinson Worldwide, Inc.	721	79,815
Carrier Global Corp.	4,805	194,747
Caterpillar, Inc.	3,022	599,111
Cintas Corp.	493	209,767
Copart, Inc.(b)	1,211	155,129
CSX Corp.	12,317	398,209
Cummins, Inc.	799	176,827
Deere & Co.	1,582	542,911
Delta Air Lines, Inc.(b)	3,632	115,498
Dover Corp.	817	109,217
Eaton Corp. PLC	2,260	335,361
Emerson Electric Co.	3,365	303,086
Equifax, Inc.	693	144,775
Expeditors International of Washington, Inc.	950	100,937
Fastenal Co.	3,261	167,485
FedEx Corp.	1,351	314,905
Fortive Corp.	2,031	130,898
Fortune Brands Home & Security, Inc.	741	51,633
Generac Holdings, Inc.(b)	362	97,125
General Dynamics Corp.	1,306	296,031
General Electric Co.	6,235	460,829
	Shares	Value
Industrials-(continued)
Honeywell International, Inc.	3,856	$742,126
Howmet Aerospace, Inc.	2,131	79,124
Huntington Ingalls Industries, Inc.	227	49,223
IDEX Corp.	431	89,971
Illinois Tool Works, Inc.	1,606	333,663
Ingersoll Rand, Inc.	2,300	114,540
J.B. Hunt Transport Services, Inc.	475	87,053
Jacobs Engineering Group, Inc.	729	100,092
Johnson Controls International PLC	3,941	212,459
L3Harris Technologies, Inc.	1,093	262,287
Leidos Holdings, Inc.	774	82,818
Lockheed Martin Corp.	1,342	555,333
Masco Corp.	1,337	74,043
Nielsen Holdings PLC	2,038	48,810
Nordson Corp.	305	70,452
Norfolk Southern Corp.	1,350	339,079
Northrop Grumman Corp.	828	396,529
Old Dominion Freight Line, Inc.	520	157,825
Otis Worldwide Corp.	2,395	187,217
PACCAR, Inc.	1,970	180,294
Parker-Hannifin Corp.	727	210,168
Pentair PLC	937	45,810
Quanta Services, Inc.	814	112,926
Raytheon Technologies Corp.	8,425	785,294
Republic Services, Inc.	1,181	163,757
Robert Half International, Inc.	626	49,542
Rockwell Automation, Inc.	659	168,229
Rollins, Inc.	1,283	49,485
Snap-on, Inc.	302	67,663
Southwest Airlines Co.(b)	3,359	128,045
Stanley Black & Decker, Inc.	855	83,217
Textron, Inc.	1,218	79,949
Trane Technologies PLC	1,325	194,762
TransDigm Group, Inc.(b)	294	182,968
Union Pacific Corp.	3,558	808,733
United Airlines Holdings, Inc.(b)	1,851	68,024
United Parcel Service, Inc., Class B	4,161	810,937
United Rentals, Inc.(b)	406	131,004
Verisk Analytics, Inc.	895	170,274
W.W. Grainger, Inc.	243	132,078
Wabtec Corp.	1,035	96,741
Waste Management, Inc.	2,164	356,108
Xylem, Inc.	1,020	93,871
		15,443,417
Information Technology-20.65%
Accenture PLC, Class A	3,588	1,098,861
Adobe, Inc.(b)	2,677	1,097,891
Advanced Micro Devices, Inc.(b)	9,180	867,235
Akamai Technologies, Inc.(b)	908	87,368
Amphenol Corp., Class A	3,383	260,931
Analog Devices, Inc.	2,965	509,861
ANSYS, Inc.(b)	493	137,542
Apple, Inc.	87,105	14,155,434
Applied Materials, Inc.	5,004	530,324
Arista Networks, Inc.(b)	1,275	148,703
Autodesk, Inc.(b)(c)	1,232	266,506
Automatic Data Processing, Inc.	2,367	570,731
Broadcom, Inc.	2,313	1,238,565
Broadridge Financial Solutions, Inc.	664	106,605
Cadence Design Systems, Inc.(b)	1,562	290,657
CDW Corp.	765	138,870
Ceridian HCM Holding, Inc.(b)	778	42,611

See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Downside Hedged ETF (PHDG)—(continued)
July 31, 2022
(Unaudited)
	Shares	Value
Information Technology-(continued)
Cisco Systems, Inc.	23,533	$1,067,692
Citrix Systems, Inc.	707	71,697
Cognizant Technology Solutions Corp., Class A	2,952	200,618
Corning, Inc.	4,306	158,289
DXC Technology Co.(b)	1,385	43,766
Enphase Energy, Inc.(b)	765	217,398
EPAM Systems, Inc.(b)	324	113,157
F5, Inc.(b)	343	57,404
Fidelity National Information Services, Inc.	3,460	353,474
Fiserv, Inc.(b)	3,296	348,321
FleetCor Technologies, Inc.(b)	438	96,399
Fortinet, Inc.(b)	3,774	225,119
Gartner, Inc.(b)	456	121,059
Global Payments, Inc.	1,595	195,100
Hewlett Packard Enterprise Co.	7,365	104,878
HP, Inc.	5,967	199,238
Intel Corp.	23,164	841,085
International Business Machines Corp.	5,095	666,375
Intuit, Inc.	1,602	730,784
Jack Henry & Associates, Inc.	413	85,809
Juniper Networks, Inc.	1,830	51,295
Keysight Technologies, Inc.(b)	1,031	167,641
KLA Corp.	845	324,091
Lam Research Corp.	786	393,401
Mastercard, Inc., Class A	4,865	1,721,188
Microchip Technology, Inc.	3,150	216,909
Micron Technology, Inc.	6,326	391,326
Microsoft Corp.	42,369	11,894,673
Monolithic Power Systems, Inc.	248	115,251
Motorola Solutions, Inc.	948	226,183
NetApp, Inc.	1,261	89,947
NortonLifeLock, Inc.	3,296	80,851
NVIDIA Corp.	14,185	2,576,422
NXP Semiconductors N.V. (China)	1,487	273,430
ON Semiconductor Corp.(b)	2,461	164,346
Oracle Corp.	8,918	694,177
Paychex, Inc.	1,820	233,470
Paycom Software, Inc.(b)	273	90,224
PayPal Holdings, Inc.(b)	6,560	567,637
PTC, Inc.(b)	596	73,534
Qorvo, Inc.(b)	614	63,899
QUALCOMM, Inc.	6,345	920,406
Roper Technologies, Inc.	600	262,002
salesforce.com, inc.(b)	5,628	1,035,665
Seagate Technology Holdings PLC(c)	1,120	89,578
ServiceNow, Inc.(b)	1,136	507,406
Skyworks Solutions, Inc.	912	99,299
SolarEdge Technologies, Inc.(b)(c)	314	113,081
Synopsys, Inc.(b)	867	318,622
TE Connectivity Ltd. (Switzerland)	1,825	244,057
Teledyne Technologies, Inc.(b)	265	103,721
Teradyne, Inc.(c)	908	91,608
Texas Instruments, Inc.	5,224	934,521
Trimble, Inc.(b)	1,417	98,382
Tyler Technologies, Inc.(b)	235	93,765
VeriSign, Inc.(b)	540	102,146
Visa, Inc., Class A	9,323	1,977,502
Western Digital Corp.(b)	1,774	87,103
Zebra Technologies Corp., Class A(b)	297	106,234
		55,041,350
	Shares	Value
Materials-1.87%
Air Products and Chemicals, Inc.	1,256	$311,777
Albemarle Corp.	663	161,978
Amcor PLC	8,513	110,243
Avery Dennison Corp.	463	88,183
Ball Corp.	1,812	133,037
Celanese Corp.	614	72,151
CF Industries Holdings, Inc.	1,182	112,869
Corteva, Inc.	4,100	235,955
Dow, Inc.	4,125	219,491
DuPont de Nemours, Inc.	2,881	176,404
Eastman Chemical Co.	730	70,029
Ecolab, Inc.	1,408	232,559
FMC Corp.	713	79,214
Freeport-McMoRan, Inc.	8,210	259,026
International Flavors & Fragrances, Inc.	1,444	179,128
International Paper Co.	2,100	89,817
Linde PLC (United Kingdom)	2,851	861,002
LyondellBasell Industries N.V., Class A	1,466	130,650
Martin Marietta Materials, Inc.	353	124,284
Mosaic Co. (The)	2,051	108,006
Newmont Corp.	4,496	203,579
Nucor Corp.	1,507	204,651
Packaging Corp. of America	531	74,664
PPG Industries, Inc.	1,338	172,990
Sealed Air Corp.	828	50,607
Sherwin-Williams Co. (The)	1,356	328,071
Vulcan Materials Co.	753	124,493
WestRock Co.	1,444	61,168
		4,976,026
Real Estate-2.15%
Alexandria Real Estate Equities, Inc.	841	139,421
American Tower Corp.	2,633	713,095
AvalonBay Communities, Inc.	792	169,440
Boston Properties, Inc.	808	73,657
Camden Property Trust	603	85,083
CBRE Group, Inc., Class A(b)	1,852	158,568
Crown Castle, Inc.	2,453	443,159
Digital Realty Trust, Inc.	1,613	213,642
Duke Realty Corp.	2,178	136,256
Equinix, Inc.	516	363,130
Equity Residential	1,939	151,998
Essex Property Trust, Inc.	370	106,016
Extra Space Storage, Inc.	761	144,225
Federal Realty OP L.P.	405	42,772
Healthpeak Properties, Inc.	3,057	84,465
Host Hotels & Resorts, Inc.	4,049	72,113
Iron Mountain, Inc.	1,646	79,815
Kimco Realty Corp.	3,501	77,407
Mid-America Apartment Communities, Inc.	654	121,467
Prologis, Inc.	4,194	555,957
Public Storage	865	282,345
Realty Income Corp.	3,408	252,158
Regency Centers Corp.	879	56,634
SBA Communications Corp., Class A	611	205,168
Simon Property Group, Inc.	1,860	202,070
UDR, Inc.	1,696	82,086
Ventas, Inc.	2,264	121,758
VICI Properties, Inc.	5,455	186,506
Vornado Realty Trust	902	27,412

See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Downside Hedged ETF (PHDG)—(continued)
July 31, 2022
(Unaudited)
	Shares	Value
Real Estate-(continued)
Welltower, Inc.	2,572	$222,067
Weyerhaeuser Co.	4,218	153,198
		5,723,088
Utilities-2.22%
AES Corp. (The)	3,783	84,058
Alliant Energy Corp.	1,421	86,582
Ameren Corp.	1,463	136,235
American Electric Power Co., Inc.	2,909	286,711
American Water Works Co., Inc.	1,030	160,103
Atmos Energy Corp.	788	95,655
CenterPoint Energy, Inc.	3,566	113,007
CMS Energy Corp.	1,644	112,992
Consolidated Edison, Inc.	2,007	199,235
Constellation Energy Corp.	1,851	122,351
Dominion Energy, Inc.	4,596	376,780
DTE Energy Co.	1,098	143,069
Duke Energy Corp.	4,362	479,515
Edison International	2,160	146,383
Entergy Corp.	1,152	132,630
Evergy, Inc.	1,300	88,738
Eversource Energy	1,954	172,382
Exelon Corp.	5,553	258,159
FirstEnergy Corp.	3,234	132,917
NextEra Energy, Inc.	11,129	940,289
NiSource, Inc.	2,299	69,890
NRG Energy, Inc.	1,344	50,736
Pinnacle West Capital Corp.	640	47,021
PPL Corp.	4,169	121,234
Public Service Enterprise Group, Inc.	2,828	185,715
Sempra Energy	1,781	295,290
Southern Co. (The)	6,019	462,801
	Shares	Value
Utilities-(continued)
WEC Energy Group, Inc.	1,787	$185,508
Xcel Energy, Inc.	3,085	225,760
		5,911,746
Total Common Stocks & Other Equity Interests (Cost $182,900,797)		197,165,203
Money Market Funds-15.85%
Invesco Government & Agency Portfolio, Institutional Class, 1.71%(d)(e) (Cost $42,252,362)	42,252,362	42,252,362
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-89.81% (Cost $225,153,159)		239,417,565
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.67%
Invesco Private Government Fund, 1.77%(d)(e)(f)	498,242	498,242
Invesco Private Prime Fund, 1.89%(d)(e)(f)	1,281,195	1,281,195
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,779,437)		1,779,437
TOTAL INVESTMENTS IN SECURITIES-90.48% (Cost $226,932,596)		241,197,002
OTHER ASSETS LESS LIABILITIES-9.52%		25,376,751
NET ASSETS-100.00%		$266,573,753

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2022.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2022.

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value July 31, 2022	Dividend Income
Invesco Ltd.	$11,689	$-	$-	$(3,529)	$-	$8,160	$243
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	78,548,777	2,243,709,936	(2,280,006,351)	-	-	42,252,362	267,824
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Downside Hedged ETF (PHDG)—(continued)
July 31, 2022
(Unaudited)
	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value July 31, 2022	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$46,821	$13,160,399	$(12,708,978)	$-	$-	$498,242	$1,548*
Invesco Private Prime Fund	109,249	25,502,851	(24,331,200)	-	295	1,281,195	4,189*
Total	$78,716,536	$2,282,373,186	$(2,317,046,529)	$(3,529)	$295	$44,039,959	$273,804

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Equity Risk
CBOE Volatility Index	165	August-2022	$3,863,607	$(263,459)	$(263,459)
CBOE Volatility Index	110	September-2022	2,791,987	(123,274)	(123,274)
E-Mini S&P 500 Index	303	September-2022	62,622,525	2,803,642	2,803,642
Micro E-Mini S&P 500 Index	4	September-2022	82,670	2,452	2,452
Total Futures Contracts				$2,419,361	$2,419,361

(a)	Futures contracts collateralized by $24,546,565 cash held with Merrill Lynch International, the futures commission merchant.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Total Return Bond ETF (GTO)
July 31, 2022
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-53.10%
Advertising-0.08%
Interpublic Group of Cos., Inc. (The), 4.75%, 03/30/2030	$177,000	$178,274
Lamar Media Corp., 3.75%, 02/15/2028(b)	518,000	487,879
		666,153
Aerospace & Defense-0.23%
Boeing Co. (The)
2.75%, 02/01/2026(b)	476,000	454,780
2.20%, 02/04/2026	467,000	435,595
Lockheed Martin Corp.
4.15%, 06/15/2053	538,000	534,006
4.30%, 06/15/2062	629,000	628,515
		2,052,896
Agricultural & Farm Machinery-0.26%
Cargill, Inc.
3.63%, 04/22/2027(c)	749,000	750,077
4.00%, 06/22/2032(b)(c)	901,000	923,101
4.38%, 04/22/2052(c)	635,000	648,311
		2,321,489
Agricultural Products-0.04%
Imperial Brands Finance PLC (United Kingdom), 6.13%, 07/27/2027(b)(c)	362,000	371,784
Airlines-0.81%
American Airlines Pass-Through Trust
Series 2021-1, Class A, 2.88%, 07/11/2034	1,777,000	1,529,094
Series 2021-1, Class B, 3.95%, 07/11/2030	2,341,000	1,936,661
British Airways Pass-Through Trust (United Kingdom)
Series 2019-1, Class A, 3.35%, 06/15/2029(c)	206,111	180,711
Series 2019-1, Class AA, 3.30%, 12/15/2032(c)	201,568	185,233
Series 2021-1, Class A, 2.90%, 03/15/2035(c)	1,098,924	972,361
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.50%, 10/20/2025(c)	906,115	895,620
4.75%, 10/20/2028(c)	538,924	526,686
United Airlines Pass-Through Trust, Series 2020-1, Class A, 5.88%, 10/15/2027	419,948	424,092
United Airlines, Inc.
4.38%, 04/15/2026(c)	238,000	227,804
4.63%, 04/15/2029(c)	349,000	321,986
		7,200,248
Apparel Retail-0.05%
Ross Stores, Inc., 3.38%, 09/15/2024	423,000	418,731
Application Software-0.23%
salesforce.com, inc.
2.90%, 07/15/2051	795,000	643,706
3.05%, 07/15/2061	482,000	385,070
Workday, Inc., 3.70%, 04/01/2029	1,080,000	1,043,640
		2,072,416
Asset Management & Custody Banks-0.55%
Ameriprise Financial, Inc.
3.00%, 04/02/2025	122,000	120,280
4.50%, 05/13/2032	556,000	567,899
Bank of New York Mellon Corp. (The)
4.60%, 07/26/2030(d)	476,000	492,097
Series I, 3.75%(d)(e)	1,679,000	1,466,942
Blackstone Secured Lending Fund
2.75%, 09/16/2026(b)	829,000	739,225
2.13%, 02/15/2027	771,000	650,424
2.85%, 09/30/2028	451,000	361,781
	Principal Amount	Value
Asset Management & Custody Banks-(continued)
CI Financial Corp. (Canada), 3.20%, 12/17/2030	$308,000	$241,741
State Street Corp., 4.42%, 05/13/2033(b)(d)	278,000	285,535
		4,925,924
Auto Parts & Equipment-0.27%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
4.75%, 04/01/2028(b)(c)	1,225,000	1,106,046
5.38%, 03/01/2029(b)(c)	550,000	502,400
Nemak S.A.B. de C.V. (Mexico), 3.63%, 06/28/2031(c)	955,000	746,232
		2,354,678
Automobile Manufacturers-0.91%
BMW US Capital LLC (Germany)
2.90% (SOFR + 0.84%), 04/01/2025(c)(f)	429,000	425,200
3.70%, 04/01/2032(c)	666,000	651,953
Ford Motor Credit Co. LLC, 2.70%, 08/10/2026	2,541,000	2,307,863
General Motors Financial Co., Inc.
3.80%, 04/07/2025(b)	611,000	603,538
5.00%, 04/09/2027	991,000	993,352
4.30%, 04/06/2029(b)	1,299,000	1,234,440
Hyundai Capital America
5.75%, 04/06/2023(c)	177,000	179,318
5.88%, 04/07/2025(b)(c)	90,000	93,021
2.00%, 06/15/2028(c)	533,000	457,166
Nissan Motor Acceptance Co. LLC, 1.85%, 09/16/2026(c)	704,000	605,868
Volkswagen Group of America Finance LLC (Germany), 4.35%, 06/08/2027(c)	530,000	527,505
		8,079,224
Automotive Retail-0.64%
Asbury Automotive Group, Inc., 5.00%, 02/15/2032(c)	516,000	451,500
AutoZone, Inc., 4.75%, 08/01/2032	905,000	936,061
Lithia Motors, Inc., 3.88%, 06/01/2029(b)(c)	2,262,000	2,022,104
Sonic Automotive, Inc.
4.63%, 11/15/2029(b)(c)	1,615,000	1,370,384
4.88%, 11/15/2031(c)	1,069,000	872,892
		5,652,941
Biotechnology-0.22%
CSL Finance PLC (Australia)
3.85%, 04/27/2027(c)	421,000	423,846
4.05%, 04/27/2029(c)	324,000	326,488
4.63%, 04/27/2042(c)	320,000	323,326
4.75%, 04/27/2052(c)	493,000	501,765
4.95%, 04/27/2062(c)	371,000	382,805
		1,958,230
Broadcasting-0.01%
Fox Corp., 4.71%, 01/25/2029	90,000	91,604
Building Products-0.07%
Advanced Drainage Systems, Inc., 6.38%, 06/15/2030(c)	270,000	272,460
HP Communities LLC
5.78%, 03/15/2046(c)	150,000	146,001
5.86%, 09/15/2053(c)	100,000	97,106
Masco Corp., 2.00%, 02/15/2031(b)	134,000	109,336
		624,903
Cable & Satellite-0.47%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 06/01/2033(c)	462,000	389,256
See accompanying notes which are an integral part of this schedule.

Invesco Total Return Bond ETF (GTO)—(continued)
July 31, 2022
(Unaudited)
	Principal Amount	Value
Cable & Satellite-(continued)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.
5.05%, 03/30/2029	$93,000	$92,525
3.50%, 06/01/2041	254,000	187,784
3.50%, 03/01/2042	653,000	478,662
3.90%, 06/01/2052	415,000	303,175
3.85%, 04/01/2061	318,000	220,043
4.40%, 12/01/2061	168,000	126,717
Comcast Corp.
4.15%, 10/15/2028	59,000	60,524
3.25%, 11/01/2039	307,000	265,723
3.45%, 02/01/2050(b)	246,000	206,794
2.80%, 01/15/2051	118,000	88,120
2.89%, 11/01/2051	25,000	19,004
2.99%, 11/01/2063	28,000	20,392
Cox Communications, Inc.
2.60%, 06/15/2031(c)	340,000	296,032
2.95%, 10/01/2050(c)	101,000	72,675
Sirius XM Radio, Inc., 3.88%, 09/01/2031(c)	1,568,000	1,366,065
		4,193,491
Casinos & Gaming-0.20%
Boyne USA, Inc., 4.75%, 05/15/2029(c)	653,000	612,207
CDI Escrow Issuer, Inc., 5.75%, 04/01/2030(b)(c)	1,001,000	982,201
MGM China Holdings Ltd. (Macau), 5.38%, 05/15/2024(b)(c)	218,000	195,134
		1,789,542
Computer & Electronics Retail-0.06%
Dell International LLC/EMC Corp., 3.45%, 12/15/2051(c)	520,000	368,573
Leidos, Inc., 2.30%, 02/15/2031	226,000	187,336
		555,909
Construction Machinery & Heavy Trucks-0.21%
Daimler Trucks Finance North America LLC (Germany), 3.65%, 04/07/2027(c)	1,873,000	1,829,952
Consumer Finance-0.54%
American Express Co.
2.55%, 03/04/2027	873,000	834,594
4.99%, 05/26/2033(d)	907,000	937,624
4.42%, 08/03/2033(d)	2,140,000	2,178,245
OneMain Finance Corp., 3.88%, 09/15/2028	1,014,000	841,235
		4,791,698
Copper-0.19%
PT Freeport Indonesia (Indonesia)
4.76%, 04/14/2027(c)	476,000	467,670
5.32%, 04/14/2032(c)	716,000	673,040
6.20%, 04/14/2052(c)	633,000	561,090
		1,701,800
Data Processing & Outsourced Services-0.37%
Block, Inc., 3.50%, 06/01/2031(b)	1,408,000	1,221,172
Clarivate Science Holdings Corp., 3.88%, 07/01/2028(c)	976,000	890,376
Fidelity National Information Services, Inc., 3.10%, 03/01/2041	124,000	94,853
PayPal Holdings, Inc.
2.65%, 10/01/2026(b)	52,000	50,690
2.85%, 10/01/2029(b)	36,000	33,863
5.05%, 06/01/2052	911,000	956,430
		3,247,384
Distributors-0.14%
Genuine Parts Co., 2.75%, 02/01/2032	1,407,000	1,211,288
	Principal Amount	Value
Diversified Banks-8.65%
Africa Finance Corp. (Supranational), 4.38%, 04/17/2026(c)	$280,000	$263,760
African Export-Import Bank (The) (Supranational)
2.63%, 05/17/2026(c)	398,000	348,688
3.80%, 05/17/2031(c)	500,000	406,130
Banco do Brasil S.A. (Brazil), 3.25%, 09/30/2026(c)	1,050,000	967,769
Banco Mercantil del Norte S.A. (Mexico)
5.88%(c)(d)(e)	867,000	721,777
6.63%(c)(d)(e)	846,000	686,529
Banco Santander S.A. (Spain), 2.75%, 12/03/2030	600,000	484,032
Bank of America Corp.
3.36% (SOFR + 1.05%), 02/04/2028(f)	1,408,000	1,346,014
4.38%, 04/27/2028(b)(d)	1,706,000	1,712,446
4.95%, 07/22/2028(d)	1,386,000	1,426,798
2.69%, 04/22/2032(d)	611,000	532,778
2.57%, 10/20/2032(d)	556,000	477,777
2.97%, 02/04/2033(d)	713,000	633,195
4.57%, 04/27/2033(d)	1,420,000	1,433,338
5.02%, 07/22/2033(d)	1,895,000	1,979,331
2.48%, 09/21/2036(d)	758,000	612,602
3.85%, 03/08/2037(d)	411,000	372,469
Series RR, 4.38%(b)(d)(e)	1,868,000	1,699,880
Series TT, 6.13%(b)(d)(e)	2,862,000	2,883,465
Bank of Nova Scotia (The) (Canada), 4.59%, 05/04/2037(d)	2,321,000	2,173,306
BNP Paribas S.A. (France), 1.32%, 01/13/2027(c)(d)	854,000	764,181
BPCE S.A. (France)
4.75%, 07/19/2027(c)	1,494,000	1,519,367
2.28%, 01/20/2032(c)(d)	701,000	565,327
5.75%, 07/19/2033(c)(d)	1,032,000	1,062,822
Citigroup, Inc.
2.94% (SOFR + 0.69%), 01/25/2026(f)	642,000	620,671
3.11%, 04/08/2026(d)	140,000	136,211
4.66%, 05/24/2028(d)	822,000	833,380
3.98%, 03/20/2030(d)	246,000	238,656
4.41%, 03/31/2031(d)	116,000	114,956
2.57%, 06/03/2031(d)	207,000	180,460
2.56%, 05/01/2032(d)	399,000	344,033
2.52%, 11/03/2032(d)	371,000	314,820
3.06%, 01/25/2033(d)	371,000	329,601
3.79%, 03/17/2033(d)	1,557,000	1,467,239
4.91%, 05/24/2033(d)	937,000	966,376
2.90%, 11/03/2042(d)	563,000	437,689
3.88%(d)(e)	1,432,000	1,312,500
Series A, 5.95%(d)(e)	248,000	247,070
Series P, 5.95%(d)(e)	330,000	321,824
Cooperatieve Rabobank U.A. (Netherlands)
3.65%, 04/06/2028(b)(c)(d)	1,221,000	1,176,167
3.76%, 04/06/2033(c)(d)	1,129,000	1,045,781
Corp. Andina de Fomento (Supranational), 1.25%, 10/26/2024	2,769,000	2,630,048
Credit Agricole S.A. (France), 4.75%(c)(d)(e)	1,284,000	1,091,400
Development Bank of Kazakhstan JSC (Kazakhstan), 5.75%, 05/12/2025(c)	1,730,000	1,721,090
HSBC Holdings PLC (United Kingdom), 3.15% (SOFR + 1.43%), 03/10/2026(b)(f)	2,485,000	2,452,944
ING Groep N.V. (Netherlands), 3.03% (SOFR + 1.01%), 04/01/2027(f)	885,000	845,753

See accompanying notes which are an integral part of this schedule.

Invesco Total Return Bond ETF (GTO)—(continued)
July 31, 2022
(Unaudited)
	Principal Amount	Value
Diversified Banks-(continued)
JPMorgan Chase & Co.
3.67% (3 mo. USD LIBOR + 0.89%), 07/23/2024(f)	$122,000	$121,621
4.32%, 04/26/2028(d)	1,695,000	1,702,822
4.85%, 07/25/2028(d)	1,475,000	1,514,607
3.70%, 05/06/2030(d)	246,000	235,857
2.58%, 04/22/2032(d)	378,000	328,944
2.96%, 01/25/2033(d)	371,000	330,848
4.59%, 04/26/2033(d)	1,024,000	1,039,522
4.91%, 07/25/2033(d)	2,263,000	2,362,618
Mitsubishi UFJ Financial Group, Inc. (Japan)
1.64%, 10/13/2027(d)	623,000	556,984
5.02%, 07/20/2028(b)(d)	1,079,000	1,109,426
1.80%, 07/20/2033(d)	1,410,000	1,472,707
Mizuho Financial Group, Inc. (Japan)
2.20%, 07/10/2031(d)	707,000	585,400
2.56%, 09/13/2031	851,000	699,045
NatWest Group PLC (United Kingdom), 5.52%, 09/30/2028(d)	700,000	717,978
Nordea Bank Abp (Finland), 6.63%(b)(c)(d)(e)	859,000	861,326
Royal Bank of Canada (Canada), 2.94% (SOFR + 0.71%), 01/21/2027(f)	2,269,000	2,187,009
Standard Chartered PLC (United Kingdom)
2.68%, 06/29/2032(c)(d)	810,000	665,328
3.27%, 02/18/2036(c)(d)	802,000	652,914
4.30%(c)(d)(e)	1,362,000	1,047,984
7.75%(b)(c)(d)(e)	2,174,000	2,229,796
Sumitomo Mitsui Financial Group, Inc. (Japan)
3.04%, 07/16/2029	205,000	187,332
2.13%, 07/08/2030	797,000	674,815
2.14%, 09/23/2030	345,000	283,865
Turkiye Vakiflar Bankasi T.A.O. (Turkey), 5.50%, 10/01/2026(c)	3,448,000	2,772,923
U.S. Bancorp
4.55%, 07/22/2028(d)	1,470,000	1,509,202
4.97%, 07/22/2033(d)	1,123,000	1,168,419
2.49%, 11/03/2036(d)	1,665,000	1,406,408
Wells Fargo & Co.
3.53%, 03/24/2028(d)	769,000	743,559
4.81%, 07/25/2028(d)	850,000	869,850
4.15%, 01/24/2029	246,000	245,315
4.90%, 07/25/2033(d)	835,000	866,650
4.61%, 04/25/2053(d)	1,263,000	1,251,023
Series BB, 3.90%(d)(e)	268,000	248,402
Westpac Banking Corp. (Australia), 3.13%, 11/18/2041	406,000	314,454
		76,867,403
Diversified Capital Markets-0.60%
Credit Suisse Group AG (Switzerland)
4.19%, 04/01/2031(c)(d)	383,000	341,453
4.50%(b)(c)(d)(e)	810,000	584,455
5.10%(b)(c)(d)(e)	492,000	372,828
5.25%(c)(d)(e)	471,000	389,753
7.50%(c)(d)(e)	631,000	587,966
9.75%(c)(d)(e)	1,287,000	1,370,011
UBS Group AG (Switzerland)
4.75%, 05/12/2028(c)(d)	1,119,000	1,121,957
4.38%(c)(d)(e)	714,000	575,663
		5,344,086
	Principal Amount	Value
Diversified Chemicals-0.99%
Celanese US Holdings LLC
5.90%, 07/05/2024	$1,880,000	$1,895,314
6.05%, 03/15/2025	2,011,000	2,030,162
6.17%, 07/15/2027	2,106,000	2,139,452
6.33%, 07/15/2029	592,000	608,529
6.38%, 07/15/2032(b)	1,758,000	1,809,357
OCP S.A. (Morocco), 5.13%, 06/23/2051(c)	508,000	359,956
		8,842,770
Diversified Metals & Mining-0.18%
FMG Resources August 2006 Pty. Ltd. (Australia), 4.38%, 04/01/2031(b)(c)	746,000	650,143
South32 Treasury Ltd. (Australia), 4.35%, 04/14/2032(c)	958,000	912,236
		1,562,379
Diversified REITs-0.70%
Atlantic Marine Corps Communities LLC, 5.34%, 12/01/2050(c)	93,042	92,090
Brixmor Operating Partnership L.P.
4.05%, 07/01/2030	108,000	100,193
2.50%, 08/16/2031	265,000	213,822
CubeSmart L.P.
2.25%, 12/15/2028	188,000	163,186
2.50%, 02/15/2032	348,000	293,909
Fort Benning Family Communities LLC, 5.81%, 01/15/2051(c)	200,000	208,764
Trust Fibra Uno (Mexico)
4.87%, 01/15/2030(c)	1,080,000	928,892
6.39%, 01/15/2050(c)	385,000	301,159
VICI Properties L.P.
4.75%, 02/15/2028(b)	1,154,000	1,133,674
4.95%, 02/15/2030(b)	1,154,000	1,131,660
5.13%, 05/15/2032	838,000	833,852
5.63%, 05/15/2052	862,000	834,226
		6,235,427
Diversified Support Services-0.09%
Atento Luxco 1 S.A. (Brazil), 8.00%, 02/10/2026(c)	1,305,000	822,657
Education Services-0.27%
Grand Canyon University, 3.25%, 10/01/2023	2,470,000	2,439,125
Electric Utilities-1.86%
AEP Texas, Inc.
4.70%, 05/15/2032	558,000	574,637
5.25%, 05/15/2052	656,000	702,392
Alfa Desarrollo S.p.A. (Chile), 4.55%, 09/27/2051(c)	972,372	702,237
American Electric Power Co., Inc., 3.88%, 02/15/2062(d)	2,756,000	2,332,916
Commonwealth Edison Co., Series 127, 3.20%, 11/15/2049	164,000	136,997
Drax Finco PLC (United Kingdom), 6.63%, 11/01/2025(c)	200,000	198,361
Duke Energy Corp., 3.25%, 01/15/2082(d)	805,000	635,679
Enel Finance International N.V. (Italy), 2.88%, 07/12/2041(c)	960,000	650,099
Interconexion Electrica S.A. ESP (Colombia), 3.83%, 11/26/2033(c)	439,000	364,137
Mercury Chile Holdco LLC (Chile), 6.50%, 01/24/2027(c)	5,000,000	4,311,514
National Rural Utilities Cooperative Finance Corp., 2.75%, 04/15/2032	771,000	705,650
NextEra Energy Capital Holdings, Inc.
4.63%, 07/15/2027	1,588,000	1,647,253
5.00%, 07/15/2032	500,000	535,675
PacifiCorp, 2.90%, 06/15/2052	854,000	664,414

See accompanying notes which are an integral part of this schedule.

Invesco Total Return Bond ETF (GTO)—(continued)
July 31, 2022
(Unaudited)
	Principal Amount	Value
Electric Utilities-(continued)
Southern Co. (The), Series 21-A, 3.75%, 09/15/2051(d)	$234,000	$206,830
Tampa Electric Co., 5.00%, 07/15/2052	577,000	616,746
Virginia Electric and Power Co.
Series B, 3.75%, 05/15/2027	708,000	717,951
Series C, 4.63%, 05/15/2052	822,000	853,392
		16,556,880
Electrical Components & Equipment-0.22%
Sensata Technologies B.V., 4.00%, 04/15/2029(c)	2,179,000	1,986,376
Electronic Components-0.04%
Corning, Inc., 5.45%, 11/15/2079	336,000	322,933
Electronic Equipment & Instruments-0.08%
Vontier Corp.
1.80%, 04/01/2026	176,000	155,488
2.40%, 04/01/2028	333,000	279,967
2.95%, 04/01/2031	333,000	264,417
		699,872
Electronic Manufacturing Services-0.02%
Jabil, Inc., 3.00%, 01/15/2031	158,000	137,056
Environmental & Facilities Services-0.17%
Covanta Holding Corp., 4.88%, 12/01/2029(c)	1,212,000	1,082,153
GFL Environmental, Inc. (Canada), 3.50%, 09/01/2028(b)(c)	509,000	461,538
		1,543,691
Financial Exchanges & Data-1.34%
B3 S.A. - Brasil, Bolsa, Balcao (Brazil), 4.13%, 09/20/2031(c)	1,884,000	1,584,915
Cboe Global Markets, Inc., 3.00%, 03/16/2032	1,963,000	1,823,491
FactSet Research Systems, Inc., 3.45%, 03/01/2032	821,000	747,190
Intercontinental Exchange, Inc.
4.00%, 09/15/2027	1,185,000	1,194,744
4.35%, 06/15/2029	913,000	932,045
4.60%, 03/15/2033	795,000	827,483
4.95%, 06/15/2052	1,091,000	1,134,769
5.20%, 06/15/2062	828,000	860,058
Moody’s Corp.
2.75%, 08/19/2041	500,000	389,110
3.75%, 02/25/2052(b)	701,000	619,645
3.10%, 11/29/2061	1,300,000	962,985
MSCI, Inc.
3.88%, 02/15/2031(c)	283,000	258,192
3.63%, 11/01/2031(c)	545,000	486,022
S&P Global, Inc., 1.25%, 08/15/2030	98,000	81,134
		11,901,783
Food Distributors-0.09%
American Builders & Contractors Supply Co., Inc., 3.88%, 11/15/2029(c)	884,000	756,890
Food Retail-0.01%
Alimentation Couche-Tard, Inc. (Canada), 3.44%, 05/13/2041(c)	152,000	119,233
Health Care Facilities-0.08%
Tenet Healthcare Corp., 6.13%, 06/15/2030(c)	675,000	682,790
Health Care REITs-0.09%
Healthcare Realty Holdings L.P., 2.00%, 03/15/2031	117,000	94,155
Omega Healthcare Investors, Inc., 3.25%, 04/15/2033	365,000	286,023
	Principal Amount	Value
Health Care REITs-(continued)
Welltower, Inc.
3.10%, 01/15/2030	$30,000	$27,312
3.85%, 06/15/2032	373,000	352,814
		760,304
Health Care Services-0.39%
CVS Health Corp., 1.30%, 08/21/2027	240,000	214,428
Piedmont Healthcare, Inc.
2.86%, 01/01/2052	2,000,000	1,448,246
Series 2032, 2.04%, 01/01/2032	1,275,000	1,069,092
Series 2042, 2.72%, 01/01/2042	1,000,000	772,063
		3,503,829
Highways & Railtracks-0.04%
TransJamaican Highway Ltd. (Jamaica), 5.75%, 10/10/2036(c)	376,726	328,389
Homebuilding-0.32%
Lennar Corp., 4.75%, 11/29/2027	978,000	987,772
M.D.C. Holdings, Inc.
3.85%, 01/15/2030	529,000	446,930
3.97%, 08/06/2061	1,809,000	1,093,509
Mattamy Group Corp. (Canada), 5.25%, 12/15/2027(c)	315,000	277,103
		2,805,314
Hotels, Resorts & Cruise Lines-0.17%
Expedia Group, Inc.
4.63%, 08/01/2027	859,000	844,726
2.95%, 03/15/2031(b)	283,000	234,255
Hilton Domestic Operating Co., Inc., 3.63%, 02/15/2032(c)	486,000	420,441
		1,499,422
Independent Power Producers & Energy Traders-0.30%
AES Corp. (The), 2.45%, 01/15/2031(b)	209,000	177,204
Calpine Corp., 3.75%, 03/01/2031(c)	833,000	741,287
EnfraGen Energia Sur S.A./EnfraGen Spain S.A./Prime Energia S.p.A. (Spain), 5.38%, 12/30/2030(c)	1,450,000	989,581
Vistra Corp., 7.00%(b)(c)(d)(e)	796,000	741,351
		2,649,423
Industrial Conglomerates-0.09%
Bidvest Group UK PLC (The) (South Africa), 3.63%, 09/23/2026(c)	931,000	834,548
Industrial Machinery-0.13%
Burlington Northern Santa Fe LLC, 4.45%, 01/15/2053	755,000	780,219
Flowserve Corp., 2.80%, 01/15/2032	458,000	365,528
		1,145,747
Industrial REITs-0.09%
Duke Realty L.P., 2.88%, 11/15/2029	585,000	540,779
LXP Industrial Trust, 2.38%, 10/01/2031	336,000	267,835
		808,614
Insurance Brokers-0.09%
Willis North America, Inc., 4.65%, 06/15/2027	814,000	821,234
Integrated Oil & Gas-1.20%
BP Capital Markets America, Inc., 3.06%, 06/17/2041	646,000	536,935
BP Capital Markets PLC (United Kingdom)
4.38%(d)(e)	505,000	497,070
4.88%(d)(e)	430,000	391,414
Gray Oak Pipeline LLC, 2.60%, 10/15/2025(c)	222,000	209,019
Lukoil Capital DAC (Russia), 2.80%, 04/26/2027(c)	2,709,000	1,733,760

See accompanying notes which are an integral part of this schedule.

Invesco Total Return Bond ETF (GTO)—(continued)
July 31, 2022
(Unaudited)
	Principal Amount	Value
Integrated Oil & Gas-(continued)
Petroleos Mexicanos (Mexico)
8.75%, 06/02/2029(c)	$2,074,000	$1,959,183
6.70%, 02/16/2032	1,323,000	1,063,586
Petronas Capital Ltd. (Malaysia)
2.48%, 01/28/2032(c)	452,000	400,996
3.40%, 04/28/2061(c)	1,716,000	1,314,501
Qatar Energy (Qatar), 3.30%, 07/12/2051(c)	1,070,000	899,964
SA Global Sukuk Ltd. (Saudi Arabia), 1.60%, 06/17/2026(c)	541,000	502,243
Shell International Finance B.V. (Netherlands)
2.88%, 11/26/2041	372,000	305,306
3.00%, 11/26/2051	1,039,000	841,638
		10,655,615
Integrated Telecommunication Services-0.55%
AT&T, Inc.
2.90% (3 mo. USD LIBOR + 1.18%), 06/12/2024(f)	51,000	50,867
3.50%, 09/15/2053	276,000	220,859
3.55%, 09/15/2055	118,000	92,245
British Telecommunications PLC (United Kingdom), 4.25%, 11/23/2081(b)(c)(d)	1,870,000	1,646,151
IHS Holding Ltd. (Nigeria)
5.63%, 11/29/2026(c)	771,000	643,646
6.25%, 11/29/2028(c)	586,000	481,305
Level 3 Financing, Inc., 3.75%, 07/15/2029(b)(c)	846,000	702,286
Verizon Communications, Inc.
3.88%, 02/08/2029	138,000	137,897
2.55%, 03/21/2031	160,000	142,586
2.65%, 11/20/2040	133,000	103,175
3.40%, 03/22/2041	172,000	147,944
3.55%, 03/22/2051	79,000	66,717
3.00%, 11/20/2060	361,000	261,577
3.70%, 03/22/2061	222,000	184,503
		4,881,758
Interactive Home Entertainment-0.42%
Electronic Arts, Inc., 2.95%, 02/15/2051	339,000	260,508
ROBLOX Corp., 3.88%, 05/01/2030(b)(c)	1,712,000	1,502,996
Take-Two Interactive Software, Inc., 4.00%, 04/14/2032	822,000	804,878
WMG Acquisition Corp., 3.00%, 02/15/2031(b)(c)	1,333,000	1,160,590
		3,728,972
Interactive Media & Services-0.05%
Match Group Holdings II LLC
4.63%, 06/01/2028(c)	182,000	172,892
5.63%, 02/15/2029(c)	321,000	314,952
		487,844
Internet & Direct Marketing Retail-0.18%
Meituan (China), 2.13%, 10/28/2025(b)(c)	870,000	768,094
Prosus N.V. (China), 3.26%, 01/19/2027(c)	875,000	790,757
		1,558,851
Internet Services & Infrastructure-0.35%
Twilio, Inc.
3.63%, 03/15/2029(b)	717,000	632,484
3.88%, 03/15/2031(b)	714,000	633,511
VeriSign, Inc., 2.70%, 06/15/2031(b)	296,000	252,848
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/2029(c)	1,819,000	1,635,736
		3,154,579
Investment Banking & Brokerage-2.16%
Brookfield Finance, Inc. (Canada), 3.90%, 01/25/2028	916,000	892,157
	Principal Amount	Value
Investment Banking & Brokerage-(continued)
Charles Schwab Corp. (The)
2.74% (SOFR + 1.05%), 03/03/2027(f)	$1,910,000	$1,881,916
2.90%, 03/03/2032(b)	810,000	751,145
5.00%(b)(d)(e)	795,000	771,150
Goldman Sachs Group, Inc. (The)
2.35% (SOFR + 0.58%), 03/08/2024(f)	1,025,000	1,010,303
2.95% (SOFR + 0.70%), 01/24/2025(f)	1,324,000	1,296,557
3.50%, 04/01/2025	122,000	121,445
2.58% (SOFR + 0.79%), 12/09/2026(f)	784,000	746,981
2.60% (SOFR + 0.81%), 03/09/2027(b)(f)	1,396,000	1,337,376
3.15% (SOFR + 0.92%), 10/21/2027(f)	2,649,000	2,522,926
2.63% (SOFR + 1.12%), 02/24/2028(f)	583,000	560,208
3.62%, 03/15/2028(d)	1,709,000	1,660,789
2.62%, 04/22/2032(d)	150,000	129,773
2.65%, 10/21/2032(d)	665,000	574,783
3.10%, 02/24/2033(d)	462,000	413,819
3.21%, 04/22/2042(d)	157,000	127,753
3.44%, 02/24/2043(d)	555,000	468,166
Series V, 4.13%(d)(e)	746,000	656,720
Morgan Stanley
2.91% (SOFR + 0.63%), 01/24/2025(f)	845,000	826,937
2.51%, 10/20/2032(d)	411,000	353,923
2.94%, 01/21/2033(b)(d)	555,000	496,966
4.89%, 07/20/2033(d)	431,000	450,096
5.30%, 04/20/2037(d)	904,000	912,996
3.22%, 04/22/2042(d)	106,000	88,827
Raymond James Financial, Inc., 3.75%, 04/01/2051	172,000	146,355
		19,200,067
IT Consulting & Other Services-0.07%
DXC Technology Co., 2.38%, 09/15/2028	665,000	581,372
Leisure Products-0.46%
Brunswick Corp.
4.40%, 09/15/2032(b)	1,596,000	1,431,704
5.10%, 04/01/2052	3,486,000	2,692,786
		4,124,490
Life & Health Insurance-2.52%
American Equity Investment Life Holding Co., 5.00%, 06/15/2027	308,000	308,743
Athene Global Funding
1.20%, 10/13/2023(c)	361,000	349,144
2.50%, 01/14/2025(c)	513,000	490,130
1.45%, 01/08/2026(c)	242,000	218,968
3.21%, 03/08/2027(c)	1,571,000	1,458,306
Athene Holding Ltd.
6.15%, 04/03/2030	130,000	135,088
3.45%, 05/15/2052	822,000	585,255
Corebridge Financial, Inc.
4.35%, 04/05/2042(c)	359,000	315,612
4.40%, 04/05/2052(c)	587,000	513,419
Delaware Life Global Funding
Series 21-1, 2.66%, 06/29/2026(c)	4,125,000	3,863,228
Series 22-1, 3.31%, 03/10/2025(c)	2,375,000	2,307,241
F&G Global Funding, 0.90%, 09/20/2024(c)	1,139,000	1,056,438
GA Global Funding Trust
2.25%, 01/06/2027(b)(c)	562,000	514,287
2.90%, 01/06/2032(c)	997,000	847,565
MAG Mutual Holding Co., 4.75%, 04/30/2041(g)	3,179,000	2,705,409
MetLife, Inc.
9.25%, 04/08/2038(c)	350,000	419,411
5.00%, 07/15/2052	498,000	537,114
Nationwide Financial Services, Inc., 3.90%, 11/30/2049(c)	82,000	69,004

See accompanying notes which are an integral part of this schedule.

Invesco Total Return Bond ETF (GTO)—(continued)
July 31, 2022
(Unaudited)
	Principal Amount	Value
Life & Health Insurance-(continued)
Pacific Life Global Funding II
2.85% (SOFR + 0.80%), 03/30/2025(c)(f)	$2,493,000	$2,468,845
2.32% (SOFR + 0.62%), 06/04/2026(c)(f)	1,111,000	1,080,902
Pacific LifeCorp, 3.35%, 09/15/2050(c)	150,000	118,974
Penn Mutual Life Insurance Co. (The), 3.80%, 04/29/2061(c)	125,000	95,389
Sammons Financial Group, Inc., 4.75%, 04/08/2032(c)	2,003,000	1,838,662
Western & Southern Life Insurance Co. (The), 3.75%, 04/28/2061(c)	116,000	94,571
		22,391,705
Life Sciences Tools & Services-0.07%
Illumina, Inc., 2.55%, 03/23/2031(b)	685,000	579,215
Managed Health Care-1.10%
Centene Corp., 2.50%, 03/01/2031	3,272,000	2,811,875
Kaiser Foundation Hospitals
Series 2021, 2.81%, 06/01/2041	1,760,000	1,406,607
Series 2021, 3.00%, 06/01/2051	2,180,000	1,695,611
UnitedHealth Group, Inc.
3.70%, 05/15/2027(b)	911,000	930,892
4.00%, 05/15/2029	2,825,000	2,904,028
		9,749,013
Metal & Glass Containers-0.02%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 6.00%, 06/15/2027(c)	214,000	220,431
Motorcycle Manufacturers-0.10%
Volkswagen Group of America Finance LLC (Germany), 4.60%, 06/08/2029(c)	864,000	862,472
Movies & Entertainment-0.79%
Magallanes, Inc.
4.28%, 03/15/2032(b)(c)	1,202,000	1,122,755
5.05%, 03/15/2042(c)	1,985,000	1,780,644
5.14%, 03/15/2052(c)	2,462,000	2,174,174
5.39%, 03/15/2062(c)	2,174,000	1,926,278
		7,003,851
Multi-line Insurance-0.22%
Allianz SE (Germany), 3.20%(c)(d)(e)	629,000	480,981
Boardwalk Pipelines L.P., 3.60%, 09/01/2032	1,622,000	1,429,814
		1,910,795
Multi-Utilities-1.01%
Algonquin Power & Utilities Corp. (Canada), 4.75%, 01/18/2082(d)	10,000,000	8,843,000
Dominion Energy, Inc., Series C, 3.38%, 04/01/2030	98,000	93,374
		8,936,374
Office REITs-0.20%
Alexandria Real Estate Equities, Inc., 2.95%, 03/15/2034(b)	416,000	363,572
Boston Properties L.P., 3.25%, 01/30/2031	73,000	64,944
Office Properties Income Trust
4.25%, 05/15/2024	707,000	681,969
4.50%, 02/01/2025	232,000	218,378
2.65%, 06/15/2026	79,000	65,902
2.40%, 02/01/2027	465,000	369,746
		1,764,511
Oil & Gas Equipment & Services-0.09%
Petrofac Ltd. (United Kingdom), 9.75%, 11/15/2026(c)	1,052,000	838,907
Oil & Gas Exploration & Production-0.92%
Aker BP ASA (Norway), 3.10%, 07/15/2031(c)	779,000	673,749
	Principal Amount	Value
Oil & Gas Exploration & Production-(continued)
Apache Corp., 7.75%, 12/15/2029	$682,000	$748,836
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates)
2.16%, 03/31/2034(c)	1,744,922	1,525,296
2.94%, 09/30/2040(c)	2,227,577	1,877,492
Gazprom PJSC Via Gaz Finance PLC (Russia), 2.95%, 01/27/2029(c)	2,242,000	975,270
Hilcorp Energy I L.P./Hilcorp Finance Co.
6.00%, 04/15/2030(c)	432,000	392,643
6.25%, 04/15/2032(c)	414,000	373,049
Murphy Oil Corp., 6.38%, 07/15/2028	592,000	591,888
Rockcliff Energy II LLC, 5.50%, 10/15/2029(c)	1,058,000	1,023,514
		8,181,737
Oil & Gas Refining & Marketing-0.05%
Parkland Corp. (Canada), 4.50%, 10/01/2029(c)	497,000	438,489
Oil & Gas Storage & Transportation-2.31%
Cheniere Corpus Christi Holdings LLC, 2.74%, 12/31/2039	686,000	555,452
El Paso Natural Gas Co. LLC, 8.38%, 06/15/2032	393,000	476,379
Enbridge, Inc. (Canada)
1.99% (SOFR + 0.63%), 02/16/2024(f)	1,924,000	1,898,853
3.40%, 08/01/2051(b)	317,000	255,061
Energy Transfer L.P.
5.50%, 06/01/2027	867,000	895,771
6.00%, 06/15/2048	20,000	19,822
Series 20Y, 5.80%, 06/15/2038	20,000	19,588
EQM Midstream Partners L.P., 7.50%, 06/01/2030(c)	270,000	278,257
Kinder Morgan, Inc.
7.80%, 08/01/2031	741,000	884,982
4.80%, 02/01/2033	2,999,000	3,044,093
5.45%, 08/01/2052	3,629,000	3,681,472
Kinetik Holdings L.P., 5.88%, 06/15/2030(c)	859,000	873,899
MPLX L.P., 4.95%, 03/14/2052	1,858,000	1,710,604
NGPL PipeCo LLC, 7.77%, 12/15/2037(c)	822,000	922,282
Northern Natural Gas Co., 3.40%, 10/16/2051(c)	525,000	410,103
ONEOK, Inc., 6.35%, 01/15/2031	303,000	325,545
Targa Resources Corp.
5.20%, 07/01/2027	941,000	958,708
6.25%, 07/01/2052	1,067,000	1,134,680
Venture Global Calcasieu Pass LLC, 3.88%, 11/01/2033(b)(c)	1,125,000	979,082
Williams Cos., Inc. (The)
2.60%, 03/15/2031(b)	919,000	800,402
3.50%, 10/15/2051	498,000	396,519
		20,521,554
Other Diversified Financial Services-1.64%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
4.50%, 09/15/2023	442,000	441,662
1.75%, 01/30/2026	756,000	669,543
AMC East Communities LLC, 6.01%, 01/15/2053(c)	185,917	191,731
Avolon Holdings Funding Ltd. (Ireland), 4.25%, 04/15/2026(c)	142,000	132,313
Blackstone Private Credit Fund
1.75%, 09/15/2024(c)	553,000	504,286
2.63%, 12/15/2026(c)	1,905,000	1,620,732
3.25%, 03/15/2027(b)(c)	659,000	570,051
JAB Holdings B.V. (Austria), 4.50%, 04/08/2052(c)	6,044,000	4,742,840

See accompanying notes which are an integral part of this schedule.

Invesco Total Return Bond ETF (GTO)—(continued)
July 31, 2022
(Unaudited)
	Principal Amount	Value
Other Diversified Financial Services-(continued)
Jackson Financial, Inc.
5.17%, 06/08/2027	$708,000	$714,672
5.67%, 06/08/2032	813,000	810,200
Mid-Atlantic Military Family Communities LLC, 5.30%, 08/01/2050(c)	221,507	204,511
OWL Rock Core Income Corp., 4.70%, 02/08/2027(c)	743,000	685,960
Pacific Beacon LLC
5.38%, 07/15/2026(c)	57,683	58,746
5.51%, 07/15/2036(c)	500,000	518,910
Pershing Square Holdings Ltd.
3.25%, 11/15/2030(c)	1,000,000	834,485
3.25%, 10/01/2031(c)	2,300,000	1,868,670
		14,569,312
Packaged Foods & Meats-0.34%
JBS USA Food Co., 3.63%, 01/15/2032(b)(c)	724,000	607,582
JDE Peet’s N.V. (Netherlands), 2.25%, 09/24/2031(c)	501,000	404,219
Minerva Luxembourg S.A. (Brazil), 4.38%, 03/18/2031(c)	2,418,000	1,998,392
		3,010,193
Paper Packaging-0.13%
Berry Global, Inc.
4.88%, 07/15/2026(c)	582,000	572,283
1.65%, 01/15/2027	638,000	566,284
		1,138,567
Pharmaceuticals-0.08%
AdaptHealth LLC, 4.63%, 08/01/2029(b)(c)	334,000	299,351
Mayo Clinic, Series 2021, 3.20%, 11/15/2061	524,000	405,804
		705,155
Property & Casualty Insurance-0.40%
Fairfax Financial Holdings Ltd. (Canada), 3.38%, 03/03/2031	250,000	222,849
Fidelity National Financial, Inc., 2.45%, 03/15/2031	155,000	127,531
First American Financial Corp.
4.30%, 02/01/2023	80,000	80,020
2.40%, 08/15/2031	467,000	368,425
Liberty Mutual Group, Inc., 5.50%, 06/15/2052(c)	1,049,000	1,058,942
Progressive Corp. (The)
2.50%, 03/15/2027(b)	503,000	484,339
3.00%, 03/15/2032	270,000	253,261
3.70%, 03/15/2052	369,000	327,203
Stewart Information Services Corp., 3.60%, 11/15/2031	715,000	613,277
		3,535,847
Railroads-1.03%
Canadian Pacific Railway Co. (Canada), 6.13%, 09/15/2115	885,000	986,716
CSX Corp.
4.10%, 11/15/2032	2,080,000	2,114,784
6.15%, 05/01/2037	2,222,000	2,650,964
4.50%, 11/15/2052	2,080,000	2,095,579
Empresa de los Ferrocarriles del Estado (Chile), 3.83%, 09/14/2061(c)	976,000	673,496
Norfolk Southern Corp., 4.55%, 06/01/2053	640,000	643,688
		9,165,227
	Principal Amount	Value
Real Estate Development-0.25%
Agile Group Holdings Ltd. (China)
5.75%, 01/02/2025(c)	$208,000	$59,867
5.50%, 04/21/2025(c)	874,000	236,106
6.05%, 10/13/2025(b)(c)	488,000	129,421
5.50%, 05/17/2026(c)	425,000	111,235
Essential Properties L.P., 2.95%, 07/15/2031	440,000	353,455
Greentown China Holdings Ltd. (China), 4.70%, 04/29/2025(c)	962,000	753,227
Logan Group Co. Ltd. (China)
7.50%, 08/25/2022(c)	200,000	27,889
4.25%, 07/12/2025(b)(c)	725,000	86,444
4.50%, 01/13/2028(b)(c)	250,000	28,109
Piedmont Operating Partnership L.P., 3.15%, 08/15/2030	113,000	96,229
Sino-Ocean Land Treasure Finance I Ltd. (China), 6.00%, 07/30/2024(c)	966,000	358,919
		2,240,901
Regional Banks-2.07%
Citizens Financial Group, Inc.
4.30%, 12/03/2025	952,000	955,066
2.50%, 02/06/2030	106,000	92,204
5.64%, 05/21/2037(d)	1,212,000	1,237,142
Series G, 4.00%(d)(e)	1,481,000	1,253,571
Fifth Third Bancorp
2.55%, 05/05/2027	77,000	72,085
4.06%, 04/25/2028(d)	706,000	701,877
4.77%, 07/28/2030(d)	1,804,000	1,835,026
4.34%, 04/25/2033(b)(d)	904,000	891,647
Huntington Bancshares, Inc., 2.49%, 08/15/2036(d)	384,000	301,121
KeyCorp, 4.79%, 06/01/2033(d)	570,000	580,964
PNC Financial Services Group, Inc. (The)
4.63%, 06/06/2033(d)	1,973,000	1,962,715
Series U, 6.00%(b)(d)(e)	1,688,000	1,701,116
SVB Financial Group
Series D, 4.25%(d)(e)	2,008,000	1,603,950
Series E, 4.70%(d)(e)	1,348,000	1,074,323
Truist Financial Corp.
4.12%, 06/06/2028(d)	1,096,000	1,102,884
4.92%, 07/28/2033(d)	3,041,000	3,078,077
		18,443,768
Reinsurance-0.22%
Berkshire Hathaway Finance Corp., 2.85%, 10/15/2050	158,000	122,074
Global Atlantic Fin Co.
4.40%, 10/15/2029(c)	261,000	240,898
3.13%, 06/15/2031(c)	299,000	242,784
4.70%, 10/15/2051(c)(d)	1,648,000	1,367,411
		1,973,167
Renewable Electricity-0.20%
Adani Green Energy Ltd. (India), 4.38%, 09/08/2024(b)(c)	1,198,000	1,127,018
NSTAR Electric Co., 4.55%, 06/01/2052	659,000	680,457
		1,807,475
Residential REITs-0.30%
American Homes 4 Rent L.P.
2.38%, 07/15/2031	106,000	87,640
3.63%, 04/15/2032(b)	1,024,000	931,632
3.38%, 07/15/2051	113,000	81,422
4.30%, 04/15/2052	511,000	431,888
Invitation Homes Operating Partnership L.P.
2.30%, 11/15/2028	193,000	165,844
2.70%, 01/15/2034	628,000	503,883
Mid-America Apartments L.P., 2.88%, 09/15/2051	109,000	79,260

See accompanying notes which are an integral part of this schedule.

Invesco Total Return Bond ETF (GTO)—(continued)
July 31, 2022
(Unaudited)
	Principal Amount	Value
Residential REITs-(continued)
Spirit Realty L.P.
2.10%, 03/15/2028	$151,000	$128,974
3.40%, 01/15/2030	90,000	80,099
2.70%, 02/15/2032	125,000	101,084
Sun Communities Operating L.P., 2.70%, 07/15/2031	133,000	111,056
		2,702,782
Restaurants-0.44%
1011778 BC ULC/New Red Finance, Inc. (Canada), 4.00%, 10/15/2030(c)	746,000	651,892
Arcos Dorados B.V. (Brazil), 6.13%, 05/27/2029(c)	1,565,000	1,489,129
Starbucks Corp., 3.00%, 02/14/2032(b)	1,961,000	1,798,857
		3,939,878
Retail REITs-0.10%
Agree L.P.
2.00%, 06/15/2028	170,000	147,784
2.60%, 06/15/2033	223,000	184,873
Kimco Realty Corp., 2.70%, 10/01/2030	88,000	77,414
Kite Realty Group Trust, 4.75%, 09/15/2030	108,000	102,842
National Retail Properties, Inc., 3.50%, 04/15/2051	250,000	195,187
Realty Income Corp.
2.20%, 06/15/2028	114,000	103,023
3.25%, 01/15/2031	111,000	103,868
		914,991
Semiconductor Equipment-0.19%
Entegris Escrow Corp., 5.95%, 06/15/2030(c)	855,000	849,707
KLA Corp., 4.95%, 07/15/2052	788,000	857,757
		1,707,464
Semiconductors-0.26%
Broadcom, Inc.
2.45%, 02/15/2031(c)	193,000	161,708
4.30%, 11/15/2032	202,000	191,899
3.42%, 04/15/2033(c)	153,000	132,353
3.47%, 04/15/2034(c)	579,000	497,197
3.19%, 11/15/2036(c)	225,000	180,979
Marvell Technology, Inc., 2.95%, 04/15/2031	486,000	420,867
Micron Technology, Inc.
4.98%, 02/06/2026	14,000	14,378
4.19%, 02/15/2027	69,000	68,896
2.70%, 04/15/2032	365,000	302,682
3.37%, 11/01/2041	247,000	188,106
Skyworks Solutions, Inc.
1.80%, 06/01/2026	73,000	66,211
3.00%, 06/01/2031	151,000	127,945
		2,353,221
Soft Drinks-0.44%
Coca-Cola Icecek A.S. (Turkey), 4.50%, 01/20/2029(c)	2,973,000	2,388,598
PepsiCo, Inc.
3.60%, 02/18/2028	612,000	623,800
3.90%, 07/18/2032	507,000	525,160
4.20%, 07/18/2052	368,000	387,077
		3,924,635
Sovereign Debt-3.03%
Airport Authority (Hong Kong), 3.25%, 01/12/2052(c)	1,971,000	1,634,698
Bahamas Government International Bond (Bahamas), 9.00%, 06/16/2029(c)	1,850,000	1,422,650
China Government International Bond (China), 2.50%, 10/26/2051(c)	4,821,000	3,853,313
	Principal Amount	Value
Sovereign Debt-(continued)
Dominican Republic International Bond (Dominican Republic), 5.30%, 01/21/2041(c)	$560,000	$439,648
Egypt Government International Bond (Egypt)
5.25%, 10/06/2025(c)	519,000	407,529
3.88%, 02/16/2026(c)	842,000	583,908
5.88%, 02/16/2031(c)	689,000	425,630
Ghana Government International Bond (Ghana), 7.75%, 04/07/2029(c)	1,119,000	532,107
Guatemala Government Bond (Guatemala), 3.70%, 10/07/2033(c)	3,623,000	3,043,476
Indonesia Government International Bond (Indonesia), 3.20%, 09/23/2061(b)	1,160,000	891,555
Mexico Government International Bond (Mexico)
3.50%, 02/12/2034	1,645,000	1,430,078
4.40%, 02/12/2052	2,256,000	1,803,715
Morocco Government International Bond (Morocco), 4.00%, 12/15/2050(c)	365,000	246,831
Oman Government International Bond (Oman), 6.25%, 01/25/2031(c)	795,000	793,819
Paraguay Government International Bond (Paraguay), 5.40%, 03/30/2050(c)	1,200,000	1,043,425
Perusahaan Penerbit SBSN Indonesia III (Indonesia), 3.55%, 06/09/2051(c)	1,886,000	1,572,663
Qatar Government International Bond (Qatar), 3.38%, 03/14/2024(c)	200,000	200,360
Turkey Government International Bond (Turkey)
5.60%, 11/14/2024	2,500,000	2,289,625
4.75%, 01/26/2026	763,000	644,163
UAE International Government Bond (United Arab Emirates)
2.00%, 10/19/2031(c)	733,000	648,441
2.88%, 10/19/2041(c)	1,108,000	935,990
3.25%, 10/19/2061(c)	1,390,000	1,151,518
Uzbekneftegaz JSC (Uzbekistan), 4.75%, 11/16/2028(c)	1,278,000	906,639
		26,901,781
Specialized Finance-0.10%
Mitsubishi HC Capital, Inc. (Japan), 3.64%, 04/13/2025(c)	894,000	888,318
Specialized REITs-0.81%
American Tower Corp.
2.70%, 04/15/2031	473,000	410,832
4.05%, 03/15/2032	531,000	509,597
3.10%, 06/15/2050	170,000	126,080
Crown Castle, Inc., 2.50%, 07/15/2031	318,000	273,109
EPR Properties
4.75%, 12/15/2026	379,000	357,598
3.60%, 11/15/2031	793,000	653,814
Equinix, Inc., 3.90%, 04/15/2032	1,056,000	1,003,056
Extra Space Storage L.P.
3.90%, 04/01/2029	866,000	832,371
2.55%, 06/01/2031	206,000	175,439
2.35%, 03/15/2032	586,000	476,742
Life Storage L.P., 2.40%, 10/15/2031	509,000	419,811
SBA Communications Corp.
3.88%, 02/15/2027	1,190,000	1,136,807
3.13%, 02/01/2029	892,000	781,771
		7,157,027
Specialty Chemicals-0.72%
Braskem Idesa S.A.P.I. (Mexico)
7.45%, 11/15/2029(c)	289,000	263,780
6.99%, 02/20/2032(c)	2,162,000	1,869,936

See accompanying notes which are an integral part of this schedule.

Invesco Total Return Bond ETF (GTO)—(continued)
July 31, 2022
(Unaudited)
	Principal Amount	Value
Specialty Chemicals-(continued)
Sasol Financing USA LLC (South Africa)
4.38%, 09/18/2026	$1,785,000	$1,621,119
5.50%, 03/18/2031	3,250,000	2,657,639
		6,412,474
Systems Software-0.16%
Crowdstrike Holdings, Inc., 3.00%, 02/15/2029(b)	1,409,000	1,289,122
Oracle Corp., 3.60%, 04/01/2050	224,000	164,963
		1,454,085
Technology Hardware, Storage & Peripherals-0.07%
Apple, Inc.
2.65%, 05/11/2050	152,000	120,433
2.80%, 02/08/2061	684,000	532,283
		652,716
Trading Companies & Distributors-0.05%
Air Lease Corp., 2.20%, 01/15/2027(b)	386,000	343,631
Aircastle Ltd., 4.40%, 09/25/2023	123,000	121,846
		465,477
Trucking-0.67%
Aviation Capital Group LLC, 4.13%, 08/01/2025(c)	33,000	31,495
Penske Truck Leasing Co. L.P./PTL Finance Corp., 4.40%, 07/01/2027(c)	390,000	390,458
Ryder System, Inc., 4.30%, 06/15/2027	601,000	605,138
SMBC Aviation Capital Finance DAC (Ireland)
4.13%, 07/15/2023(c)	204,000	202,896
1.90%, 10/15/2026(c)	644,000	559,210
Triton Container International Ltd. (Bermuda)
2.05%, 04/15/2026(c)	774,000	686,967
3.15%, 06/15/2031(c)	2,283,000	1,861,623
Uber Technologies, Inc., 4.50%, 08/15/2029(b)(c)	1,800,000	1,612,179
		5,949,966
Wireless Telecommunication Services-0.91%
America Movil S.A.B. de C.V. (Mexico), 5.38%, 04/04/2032(c)	1,888,000	1,793,723
Rogers Communications, Inc. (Canada), 4.55%, 03/15/2052(c)	1,159,000	1,098,516
T-Mobile USA, Inc.
2.25%, 02/15/2026	846,000	791,150
2.63%, 04/15/2026(b)	861,000	812,715
3.40%, 10/15/2052	1,619,000	1,261,152
VEON Holdings B.V. (Netherlands), 3.38%, 11/25/2027(c)	556,000	264,100
Vodafone Group PLC (United Kingdom)
3.25%, 06/04/2081(b)(d)	691,000	616,137
4.13%, 06/04/2081(d)	882,000	716,039
5.13%, 06/04/2081(d)	1,011,000	771,423
		8,124,955
Total U.S. Dollar Denominated Bonds & Notes (Cost $527,146,954)		472,002,444

Asset-Backed Securities-24.32%
AMSR Trust, Series 2021-SFR3, Class B, 1.73%, 10/17/2038(c)	4,460,000	4,012,093
Angel Oak Mortgage Trust
Series 2020-1, Class A1, 2.16%, 12/25/2059(c)(h)	100,125	97,092
Series 2020-3, Class A1, 1.69%, 04/25/2065(c)(h)	305,804	281,346
Series 2020-5, Class A1, 1.37%, 05/25/2065(c)(h)	369,677	354,180
	Principal Amount	Value

Series 2021-3, Class A1, 1.07%, 05/25/2066(c)(h)	$1,402,416	$1,264,364
Series 2022-1, Class A1, 2.88%, 12/25/2066(c)(i)	2,844,482	2,683,452
Bain Capital Credit CLO Ltd. (Cayman Islands), Series 2017-2A, Class AR2, 3.96% (3 mo. USD LIBOR + 1.18%), 07/25/2034(c)(f)	3,000,000	2,922,735
BAMLL Commercial Mortgage Securities Trust, Series 2015-200P, Class A, 3.22%, 04/14/2033(c)	10,000,000	9,634,061
Bayview MSR Opportunity Master Fund Trust
Series 2021-4, Class A3, 3.00%, 10/25/2051(c)(h)	1,843,075	1,665,089
Series 2021-4, Class A4, 2.50%, 10/25/2051(c)(h)	1,843,075	1,636,657
Series 2021-4, Class A8, 2.50%, 10/25/2051(c)(h)	1,770,433	1,652,997
Series 2021-5, Class A1, 3.00%, 11/25/2051(c)(h)	2,059,324	1,902,930
Series 2021-5, Class A2, 2.50%, 11/25/2051(c)(h)	2,512,839	2,233,213
Bear Stearns Asset Backed Securities I Trust, Series 2006-HE9, Class 2A, 2.40% (1 mo. USD LIBOR + 0.14%), 11/25/2036(f)	153,042	148,202
Benchmark Mortgage Trust
Series 2018-B3, Class C, 4.54%, 04/10/2051(h)	2,500,000	2,355,271
Series 2019-B14, Class A5, 3.05%, 12/15/2062	2,000,000	1,896,195
Series 2019-B14, Class C, 3.77%, 12/15/2062(h)	930,000	805,445
Series 2019-B15, Class B, 3.56%, 12/15/2072	2,000,000	1,810,699
Series 2019-B9, Class C, 4.97%, 03/15/2052(h)	3,369,000	3,180,350
Series 2020-B17, Class C, 3.37%, 03/15/2053(h)	3,000,000	2,527,047
BRAVO Residential Funding Trust
Series 2021-NQM2, Class A1, 0.97%, 03/25/2060(c)(h)	537,177	516,638
Series 2021-NQM2, Class A2, 1.28%, 03/25/2060(c)(h)	1,764,060	1,698,465
BX Commercial Mortgage Trust
Series 2021-ACNT, Class A, 2.85% (1 mo. USD LIBOR + 0.85%), 11/15/2038(c)(f)	1,135,000	1,099,731
Series 2021-VOLT, Class C, 3.10% (1 mo. USD LIBOR + 1.10%), 09/15/2036(c)(f)	3,005,000	2,816,019
Series 2021-VOLT, Class D, 3.65% (1 mo. USD LIBOR + 1.65%), 09/15/2036(c)(f)	8,799,000	8,348,340
Series 2021-XL2, Class B, 3.00% (1 mo. USD LIBOR + 1.00%), 10/15/2038(c)(f)	737,435	703,722
BX Trust
Series 2021-LGCY, Class B, 2.85% (1 mo. USD LIBOR + 0.86%), 10/15/2023(c)(f)	10,000,000	9,413,714
Series 2022-LBA6, Class A, 2.96% (1.00% + SOFR Term Rate), 01/15/2039(c)(f)	2,085,000	2,017,337
Series 2022-LBA6, Class B, 3.26% (1.30% + SOFR Term Rate), 01/15/2039(c)(f)	1,285,000	1,225,875
Series 2022-LBA6, Class C, 3.56% (1.60% + SOFR Term Rate), 01/15/2039(c)(f)	690,000	660,513

See accompanying notes which are an integral part of this schedule.

Invesco Total Return Bond ETF (GTO)—(continued)
July 31, 2022
(Unaudited)
	Principal Amount	Value

Chase Home Lending Mortgage Trust, Series 2019-ATR2, Class A3, 3.50%, 07/25/2049(c)(h)	$95,460	$91,344
CIFC Funding Ltd. (Cayman Islands)
Series 2014-5A, Class A1R2, 3.94% (3 mo. USD LIBOR + 1.20%), 10/17/2031(c)(f)	1,281,000	1,264,982
Series 2016-1A, Class ARR, 3.81% (3 mo. USD LIBOR + 1.08%), 10/21/2031(c)(f)	957,000	934,970
Citigroup Commercial Mortgage Trust
Series 2013-GC11, Class D, 4.42%, 04/10/2046(c)(h)	1,650,000	1,607,998
Series 2014-GC23, Class B, 4.18%, 07/10/2047(h)	184,000	180,034
Citigroup Mortgage Loan Trust, Inc., Series 2021-INV3, Class A3, 2.50%, 05/25/2051(c)(h)	1,876,793	1,668,843
COLT Mortgage Loan Trust
Series 2020-2, Class A1, 1.85%, 03/25/2065(c)(h)	30,753	30,411
Series 2022-1, Class A1, 2.28%, 12/27/2066(c)(h)	1,701,415	1,549,477
Series 2022-2, Class A1, 2.99%, 02/25/2067(c)(i)	1,767,612	1,691,534
Credit Suisse Mortgage Capital Ctfs., Series 2020-SPT1, Class A1, 1.62%, 04/25/2065(c)(i)	119,298	117,478
Credit Suisse Mortgage Capital Trust
Series 2021-NQM1, Class A1, 0.81%, 05/25/2065(c)(h)	590,655	567,630
Series 2021-NQM2, Class A1, 1.18%, 02/25/2066(c)(h)	319,173	293,578
Series 2022-ATH1, Class A1A, 2.87%, 01/25/2067(c)(h)	2,361,917	2,291,712
Series 2022-ATH1, Class A1B, 3.35%, 01/25/2067(c)(h)	1,160,000	1,105,228
CSAIL Commercial Mortgage Trust, Series 2020-C19, Class A3, 2.56%, 03/15/2053	1,459,000	1,317,089
Domino’s Pizza Master Issuer LLC, Series 2019-1A, Class A2, 3.67%, 10/25/2049(c)	1,950,000	1,810,466
Dryden 93 CLO Ltd. (Cayman Islands), Series 2021-93A, Class A1A, 3.59% (3 mo. USD LIBOR + 1.08%), 01/15/2034(c)(f)	532,495	519,556
DT Auto Owner Trust
Series 2019-3A, Class C, 2.74%, 04/15/2025(c)	11,446	11,439
Series 2019-3A, Class D, 2.96%, 04/15/2025(c)	214,000	212,537
Ellington Financial Mortgage Trust
Series 2019-2, Class A1, 2.74%, 11/25/2059(c)(h)	246,081	238,562
Series 2020-1, Class A1, 2.01%, 05/25/2065(c)(h)	44,535	43,322
Series 2021-1, Class A1, 0.80%, 02/25/2066(c)(h)	356,672	323,141
Series 2022-1, Class A1, 2.21%, 01/25/2067(c)(h)	1,512,876	1,369,504
Extended Stay America Trust, Series 2021-ESH, Class B, 3.38% (1 mo. USD LIBOR + 1.38%), 07/15/2038(c)(f)	690,749	672,936
Flagstar Mortgage Trust
Series 2021-11IN, Class A6, 3.70%, 11/25/2051(c)(h)	3,177,302	2,966,828
Series 2021-8INV, Class A6, 2.50%, 09/25/2051(c)(h)	1,158,823	1,080,841
FREMF Mortgage Trust, Series 2013-K29, Class X2A, IO, 0.13%, 05/25/2046(c)(j)	25,232,419	10,941
	Principal Amount	Value

GCAT Trust, Series 2019-NQM3, Class A1, 2.69%, 11/25/2059(c)(h)	$343,707	$332,388
GoldenTree Loan Management US CLO 1 Ltd. (Cayman Islands), Series 2021-9A, Class A, 3.78% (3 mo. USD LIBOR + 1.07%), 01/20/2033(c)(f)	4,000,000	3,906,444
GoldenTree Loan Management US CLO 2 Ltd. (Cayman Islands), Series 2017-2A, Class AR, 3.62% (3 mo. USD LIBOR + 0.91%), 11/20/2030(c)(f)	2,362,000	2,321,114
GoldenTree Loan Management US CLO 5 Ltd. (Cayman Islands), Series 2019-5A, Class AR, 3.78% (3 mo. USD LIBOR + 1.07%), 10/20/2032(c)(f)	5,000,000	4,885,940
Golub Capital Partners CLO 40(A) Ltd. (Cayman Islands), Series 2019-40A, Class AR, 3.87% (3 mo. USD LIBOR + 1.09%), 01/25/2032(c)(f)	8,000,000	7,792,128
GS Mortgage Securities Trust
Series 2013-GC14, Class B, 4.72%, 08/10/2046(c)(h)	325,000	321,988
Series 2020-GC45, Class A5, 2.91%, 02/13/2053	1,560,000	1,458,046
Series 2020-GC47, Class A5, 2.38%, 05/12/2053	1,530,000	1,378,213
GS Mortgage-Backed Securities Trust, Series 2021-INV1, Class A6, 2.50%, 12/25/2051(c)(h)	4,400,728	4,097,777
Hertz Vehicle Financing III L.P.
Series 2021-2A, Class A, 1.68%, 12/27/2027(c)	539,000	488,724
Series 2021-2A, Class B, 2.12%, 12/27/2027(c)	286,000	256,632
Hertz Vehicle Financing LLC
Series 2021-1A, Class A, 1.21%, 12/26/2025(c)	394,000	369,223
Series 2021-1A, Class B, 1.56%, 12/26/2025(c)	175,000	162,793
IP Lending III Ltd. (Cayman Islands), Series 2022-3A, Class SNR, 3.38%, 11/02/2026(c)(g)	1,474,000	1,395,876
JP Morgan Mortgage Trust, Series 2021-LTV2, Class A1, 2.52%, 05/25/2052(c)(h)	2,555,231	2,211,126
JPMDB Commercial Mortgage Securities Trust
Series 2020-COR7, Class A5, 2.18%, 05/13/2053	3,000,000	2,635,885
Series 2020-COR7, Class C, 3.72%, 05/13/2053(h)	2,908,000	2,522,516
KKR CLO 30 Ltd. (Cayman Islands), Series 30A, Class A1R, 3.76% (3 mo. USD LIBOR + 1.02%), 10/17/2031(c)(f)	5,000,000	4,900,140
Life Mortgage Trust
Series 2021-BMR, Class A, 2.70% (1 mo. USD LIBOR + 0.70%), 03/15/2038(c)(f)	1,798,835	1,743,022
Series 2021-BMR, Class B, 2.88% (1 mo. USD LIBOR + 0.88%), 03/15/2038(c)(f)	1,213,968	1,164,180
Series 2021-BMR, Class C, 3.10% (1 mo. USD LIBOR + 1.10%), 03/15/2038(c)(f)	491,485	468,986
Med Trust
Series 2021-MDLN, Class A, 2.95% (1 mo. USD LIBOR + 0.95%), 11/15/2038(c)(f)	1,360,000	1,308,221
Series 2021-MDLN, Class B, 3.45% (1 mo. USD LIBOR + 1.45%), 11/15/2038(c)(f)	2,204,000	2,115,142
Mello Mortgage Capital Acceptance Trust
Series 2021-INV2, Class A4, 2.50%, 08/25/2051(c)(h)	1,125,014	1,050,490
Series 2021-INV3, Class A4, 2.50%, 10/25/2051(c)(h)	1,193,133	1,114,096

See accompanying notes which are an integral part of this schedule.

Invesco Total Return Bond ETF (GTO)—(continued)
July 31, 2022
(Unaudited)
	Principal Amount	Value

MFA Trust
Series 2021-AEI1, Class A3, 2.50%, 08/25/2051(c)(h)	$1,372,621	$1,219,112
Series 2021-AEI1, Class A4, 2.50%, 08/25/2051(c)(h)	1,669,519	1,554,229
Series 2021-INV2, Class A1, 1.91%, 11/25/2056(c)(h)	4,687,477	4,271,437
MHP Commercial Mortgage Trust
Series 2021-STOR, Class A, 2.70% (1 mo. USD LIBOR + 0.70%), 07/15/2038(c)(f)	815,000	786,554
Series 2021-STOR, Class B, 2.90% (1 mo. USD LIBOR + 0.90%), 07/15/2038(c)(f)	615,000	586,853
MMAF Equipment Finance LLC, Series 2020-A, Class A5, 1.56%, 10/09/2042(c)	1,500,000	1,354,977
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class B, 4.53%, 10/15/2048(h)	1,032,000	1,009,524
Morgan Stanley Capital I Trust, Series 2019-L3, Class AS, 3.49%, 11/15/2052	1,580,000	1,472,956
Neuberger Berman Loan Advisers CLO 40 Ltd. (Cayman Islands), Series 2021-40A, Class A, 3.80% (3 mo. USD LIBOR + 1.06%), 04/16/2033(c)(f)	1,023,000	1,002,646
New Residential Mortgage Loan Trust
Series 2019-NQM4, Class A1, 2.49%, 09/25/2059(c)(h)	179,408	173,838
Series 2020-NQM1, Class A1, 2.46%, 01/26/2060(c)(h)	586,594	557,091
Series 2022-NQM2, Class A1, 3.08%, 03/27/2062(c)(h)	1,622,936	1,513,203
OBX Trust
Series 2022-NQM1, Class A1, 2.31%, 11/25/2061(c)(h)	1,889,838	1,738,525
Series 2022-NQM2, Class A1, 2.94%, 01/25/2062(c)(h)	2,457,657	2,301,323
Series 2022-NQM2, Class A1A, 2.78%, 01/25/2062(c)(i)	1,605,529	1,534,910
Series 2022-NQM2, Class A1B, 3.38%, 01/25/2062(c)(i)	1,415,000	1,278,819
Oceanview Mortgage Trust, Series 2021-3, Class A5, 2.50%, 07/25/2051(c)(h)	1,286,001	1,198,472
OCP CLO Ltd. (Cayman Islands)
Series 2017-13A, Class A1AR, 3.47% (3 mo. USD LIBOR + 0.96%), 07/15/2030(c)(f)	3,000,000	2,952,363
Series 2020-8RA, Class A1, 3.96% (3 mo. USD LIBOR + 1.22%), 01/17/2032(c)(f)	1,730,000	1,701,692
Octagon Investment Partners 31 LLC (Cayman Islands), Series 2017-1A, Class AR, 3.76% (3 mo. USD LIBOR + 1.05%), 07/20/2030(c)(f)	4,000,000	3,938,152
Octagon Investment Partners 49 Ltd. (Cayman Islands), Series 2020-5A, Class A1, 3.73% (3 mo. USD LIBOR + 1.22%), 01/15/2033(c)(f)	3,000,000	2,949,234
One Bryant Park Trust, Series 2019-OBP, Class A, 2.52%, 09/15/2054(c)	457,000	405,684
Onslow Bay Mortgage Loan Trust, Series 2021-NQM4, Class A1, 1.96%, 10/25/2061(c)(h)	2,072,672	1,822,509
PPM CLO 3 Ltd. (United Kingdom), Series 2019-3A, Class AR, 3.83% (3 mo. USD LIBOR + 1.09%), 04/17/2034(c)(f)	250,000	239,423
Progress Residential Trust, Series 2020-SFR1, Class A, 1.73%, 04/17/2037(c)	870,000	830,948
	Principal Amount	Value

Race Point VIII CLO Ltd. (Cayman Islands), Series 2013-8A, Class AR2, 2.52% (3 mo. USD LIBOR + 1.04%), 02/20/2030(c)(f)	$661,499	$654,488
Residential Mortgage Loan Trust
Series 2019-3, Class A1, 2.63%, 09/25/2059(c)(h)	24,516	24,035
Series 2020-1, Class A1, 2.38%, 01/26/2060(c)(h)	75,662	73,265
SG Residential Mortgage Trust, Series 2022-1, Class A1, 3.17%, 03/27/2062(c)(h)	2,795,232	2,656,460
Sonic Capital LLC
Series 2020-1A, Class A2I, 3.85%, 01/20/2050(c)	1,596,797	1,501,728
Series 2021-1A, Class A2I, 2.19%, 08/20/2051(c)	1,824,667	1,589,183
Series 2021-1A, Class A2II, 2.64%, 08/20/2051(c)	1,864,333	1,499,969
STAR Trust
Series 2021-1, Class A1, 1.22%, 05/25/2065(c)(h)	1,169,147	1,100,260
Series 2021-SFR1, Class B, 2.91% (1 mo. USD LIBOR + 0.75%), 04/17/2038(c)(f)	475,000	461,605
Series 2021-SFR1, Class C, 3.21% (1 mo. USD LIBOR + 1.05%), 04/17/2038(c)(f)	1,125,000	1,090,118
Series 2021-SFR1, Class D, 3.46% (1 mo. USD LIBOR + 1.30%), 04/17/2038(c)(f)	1,665,000	1,613,928
Starwood Mortgage Residential Trust
Series 2020-1, Class A1, 2.28%, 02/25/2050(c)(h)	19,053	18,980
Series 2020-INV1, Class A1, 1.03%, 11/25/2055(c)(h)	733,922	676,679
Series 2021-6, Class A1, 1.92%, 11/25/2066(c)(h)	2,722,765	2,394,176
Series 2022-1, Class A1, 2.45%, 12/25/2066(c)(h)	2,057,883	1,929,061
Store Master Funding I-VII, Series 2016-1A, Class A2, 4.32%, 10/20/2046(c)	449,590	441,613
Taco Bell Funding LLC, Series 2016-1A, Class A23, 4.97%, 05/25/2046(c)	142,500	143,416
Textainer Marine Containers VII Ltd. (China), Series 2021-2A, Class A, 2.23%, 04/20/2046(c)	1,449,000	1,308,858
Tricon American Homes Trust, Series 2020-SFR2, Class A, 1.48%, 11/17/2039(c)	1,102,183	986,920
Verus Securitization Trust
Series 2020-INV1, Class A1, 0.33%, 03/25/2060(c)(h)	64,536	63,326
Series 2021-1, Class A1B, 1.32%, 01/25/2066(c)(h)	1,182,937	1,087,700
Series 2021-2, Class A1, 1.03%, 02/25/2066(c)(h)	1,571,348	1,408,304
Series 2021-7, Class A1, 1.83%, 10/25/2066(c)(h)	2,034,728	1,832,900
Series 2021-R1, Class A1, 0.82%, 10/25/2063(c)(h)	1,049,381	996,127
Series 2022-1, Class A1, 2.72%, 01/25/2067(c)(i)	1,567,647	1,459,312
Visio Trust, Series 2020-1R, Class A1, 1.31%, 11/25/2055(c)	276,974	267,989
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS5, Class XA, IO, 1.42%, 01/15/2059(k)	1,451,315	54,631
Wendy’s Funding LLC, Series 2019-1A, Class A2II, 4.08%, 06/15/2049(c)	457,500	437,273
WFRBS Commercial Mortgage Trust, Series 2014-C23, Class B, 4.39%, 10/15/2057(h)	307,000	300,892

See accompanying notes which are an integral part of this schedule.

Invesco Total Return Bond ETF (GTO)—(continued)
July 31, 2022
(Unaudited)
	Principal Amount	Value

Zaxby’s Funding LLC, Series 2021-1A, Class A2, 3.24%, 07/30/2051(c)	$4,267,750	$3,748,385
Total Asset-Backed Securities (Cost $233,699,920)		216,153,298
U.S. Government Sponsored Agency Mortgage-Backed Securities-11.44%
Collateralized Mortgage Obligations-0.58%
Freddie Mac Military Housing Bonds Resecuritization Trust Ctfs., Series 2015-R1, Class B1, 5.25%, 11/25/2055(c)(h)	922,792	923,656
Freddie Mac Multifamily Structured Pass-Through Ctfs.
Series 2013-K026, Class X1, IO, 0.90%, 11/25/2022(k)	4,370,018	5,769
Series 2013-K035, Class X1, IO, 0.32%, 08/25/2023(k)	7,572,545	23,357
Series 2014-K036, Class X1, IO, 0.77%, 10/25/2023(k)	5,549,276	39,724
Series 2014-K037, Class X1, IO, 0.92%, 01/25/2024(k)	5,889,948	63,674
Series 2015-K042, Class X1, IO, 1.03%, 12/25/2024(k)	4,157,628	83,443
Series 2017-K066, Class AM, 3.20%, 06/25/2027	250,000	249,307
Series 2017-KGX1, Class AFX, 3.00%, 10/25/2027	1,000,000	988,986
Series 2018-K074, Class AM, 3.60%, 02/25/2028	1,000,000	1,018,069
Series 2018-K154, Class A3, 3.46%, 11/25/2032	1,000,000	1,008,280
Series K038, Class X1, IO, 1.09%, 03/25/2024(k)	3,889,416	57,678
Seasoned Credit Risk Transfer Trust
Series 2017-3, Class HT, 3.25%, 07/25/2056(i)	280,495	275,940
Series 2017-4, Class HT, 3.25%, 06/25/2057(i)	442,232	434,624
		5,172,507
Federal Home Loan Mortgage Corp. (FHLMC)-0.35%
0.00%, 12/14/2029(l)	150,000	121,066
3.55%, 10/01/2033	470,795	472,586
3.00%, 10/01/2034	289,830	290,706
4.00%, 11/01/2048 to 07/01/2049	288,609	294,856
3.50%, 08/01/2049	1,975,997	1,978,256
		3,157,470
Federal National Mortgage Association (FNMA)-1.27%
2.86%, 09/01/2029	493,344	485,835
2.82%, 10/01/2029	493,610	484,855
2.90%, 11/01/2029	500,000	489,732
3.08%, 10/01/2032	750,000	735,339
3.24%, 11/01/2032	459,139	455,291
3.31%, 01/01/2033	1,000,000	999,315
2.50%, 10/01/2034 to 12/01/2034	2,451,829	2,396,179
3.50%, 05/01/2047 to 06/01/2047	1,848,685	1,862,896
4.00%, 11/01/2047	83,392	85,441
3.00%, 09/01/2049 to 10/01/2049	3,354,965	3,260,160
		11,255,043
Government National Mortgage Association (GNMA)-1.27%
4.00%, 07/20/2049	51,612	52,395
TBA, 2.00%, 08/01/2052(m)	6,645,000	6,116,255
TBA, 2.50%, 08/01/2052(m)	5,400,000	5,123,597
		11,292,247
Uniform Mortgage-Backed Securities-7.97%
TBA, 1.50%, 08/01/2037(m)	8,760,000	8,136,751
TBA, 2.00%, 08/01/2037 to 08/01/2052(m)	30,491,850	27,716,431
	Principal Amount	Value
Uniform Mortgage-Backed Securities-(continued)
TBA, 2.50%, 08/01/2052(m)	$17,400,000	$16,242,930
TBA, 4.00%, 08/01/2052(m)	9,249,000	9,304,639
TBA, 4.50%, 08/01/2052(m)	9,249,000	9,418,083
		70,818,834
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $99,478,369)		101,696,101
U.S. Treasury Securities-9.97%
U.S. Treasury Bills-0.13%
1.45%, 11/17/2022(n)(o)	1,138,000	1,129,448
U.S. Treasury Bonds-3.26%
3.25%, 05/15/2042	14,518,100	14,667,818
2.25%, 02/15/2052	16,763,900	14,322,657
		28,990,475
U.S. Treasury Notes-6.58%
3.00%, 06/30/2024	8,278,800	8,291,412
3.00%, 07/15/2025	3,736,900	3,755,585
3.25%, 06/30/2027	5,901,000	6,049,217
3.25%, 06/30/2029	5,086,300	5,266,307
2.88%, 05/15/2032	34,427,700	35,116,254
		58,478,775
Total U.S. Treasury Securities (Cost $86,695,698)		88,598,698

Agency Credit Risk Transfer Notes-0.70%
Fannie Mae Connecticut Avenue Securities
Series 2019-R03, Class 1M2, 4.41% (1 mo. USD LIBOR + 2.15%), 09/25/2031(c)(f)(p)	20,566	20,559
Series 2019-R06, Class 2M2, 4.36% (1 mo. USD LIBOR + 2.10%), 09/25/2039(c)(f)(p)	12,054	12,056
Series 2022-R03, Class 1M1, 3.61% (30 Day Average SOFR + 2.10%), 03/25/2042(c)(f)(p)	2,650,260	2,626,804
Series 2022-R04, Class 1M1, 3.51% (30 Day Average SOFR + 2.00%), 03/25/2042(c)(f)(p)	1,316,281	1,303,813
Freddie Mac
Series 2020-DNA5, Class M2, STACR®, 4.31% (30 Day Average SOFR + 2.80%), 10/25/2050(c)(f)(q)	443,025	443,743
Series 2022-DNA3, Class M1A, STACR®, 3.51% (30 Day Average SOFR + 2.00%), 04/25/2042(c)(f)(q)	1,870,309	1,861,929
Total Agency Credit Risk Transfer Notes (Cost $6,313,294)		6,268,904
	Shares
Preferred Stocks-0.54%
Asset Management & Custody Banks-0.02%
Bank of New York Mellon Corp. (The), Series G, Pfd., 4.70%(b)(d)	142,000	141,787
Diversified Banks-0.40%
Citigroup, Inc.
Series U, Pfd., 5.00%(d)	1,196,000	1,109,790
Series W, Pfd., 4.00%(b)(d)	691,000	643,797
JPMorgan Chase & Co., Series I, Pfd., 6.28% (3 mo. USD LIBOR + 3.47%)(f)	1,548,000	1,540,965
Wells Fargo & Co., Class A, Series L, Conv. Pfd., 7.50%	232	294,408
		3,588,960
Integrated Telecommunication Services-0.05%
AT&T, Inc., Series B, Pfd., 2.88%(d)	500,000	471,762

See accompanying notes which are an integral part of this schedule.

Invesco Total Return Bond ETF (GTO)—(continued)
July 31, 2022
(Unaudited)
	Shares	Value
Investment Banking & Brokerage-0.03%
Charles Schwab Corp. (The), Series H, Pfd., 4.00%(d)	272,000	$230,520
Life & Health Insurance-0.01%
MetLife, Inc., Series G, Pfd., 3.85%(b)(d)	139,000	131,597
Other Diversified Financial Services-0.03%
Equitable Holdings, Inc., Series B, Pfd., 4.95%(b)(d)	269,000	264,573
Total Preferred Stocks (Cost $5,107,576)		4,829,199
	Principal Amount
Municipal Obligations-0.41%
California (State of) Health Facilities Financing Authority (Social Bonds)
Series 2022, RB, 4.19%, 06/01/2037	$735,000	728,636
Series 2022, RB, 4.35%, 06/01/2041	590,000	575,341
California State University
Series 2021 B, Ref. RB, 2.72%, 11/01/2052	695,000	529,360
Series 2021 B, Ref. RB, 2.94%, 11/01/2052	1,040,000	813,716
Illinois (State of), Series 2010-1, GO Bonds, (INS - AGM), 6.63%, 02/01/2035(r)	200,000	222,054
Los Angeles (City of), CA Department of Water & Power, Series 2010, RB, 6.57%, 07/01/2045	255,000	331,535
Texas (State of) Transportation Commission (Central Texas Turnpike System), Series 2020 C, Ref. RB, 3.03%, 08/15/2041	580,000	437,658
Total Municipal Obligations(s) (Cost $4,229,966)		3,638,300

U.S. Government Sponsored Agency Securities-0.31%
Fannie Mae STRIPS
0.00%, 05/15/2029(l)	450,000	369,624
0.00%, 01/15/2030(b)(l)	1,300,000	1,045,825
0.00%, 05/15/2030(l)	850,000	671,633
Freddie Mac STRIPS, 0.00%, 09/15/2030(l)	350,000	278,106
	Principal Amount		Value

Tennessee Valley Authority
5.38%, 04/01/2056(b)		$100,000	$124,556
4.25%, 09/15/2065		250,000	266,364
Total U.S. Government Sponsored Agency Securities (Cost $2,473,406)			2,756,108
Non-U.S. Dollar Denominated Bonds & Notes-0.02%(t)
Movies & Entertainment-0.01%
Netflix, Inc., 3.88%, 11/15/2029(c)	EUR	100,000	99,311
Sovereign Debt-0.01%
Ukraine Government International Bond (Ukraine), 4.38%, 01/27/2030(c)	EUR	309,000	58,735
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $454,258)			158,046
	Shares
Options Purchased-0.13%
(Cost $1,878,983)†			1,148,727
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.94% (Cost $967,478,424)			897,249,825
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-5.41%
Invesco Private Government Fund, 1.77%(u)(v)(w)		13,396,993	13,396,993
Invesco Private Prime Fund, 1.89%(u)(v)(w)		34,703,316	34,703,316
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $48,100,999)			48,100,309
TOTAL INVESTMENTS IN SECURITIES-106.35% (Cost $1,015,579,423)			945,350,134
OTHER ASSETS LESS LIABILITIES-(6.35)%			(56,413,334)
NET ASSETS-100.00%			$888,936,800

See accompanying notes which are an integral part of this schedule.

Invesco Total Return Bond ETF (GTO)—(continued)
July 31, 2022
(Unaudited)
Investment Abbreviations:
AGM	-Assured Guaranty Municipal Corp.
CLO	-Collateralized Loan Obligation
Conv.	-Convertible
Ctfs.	-Certificates
EUR	-Euro
GO	-General Obligation
INS	-Insurer
IO	-Interest Only
LIBOR	-London Interbank Offered Rate
Pfd.	-Preferred
RB	-Revenue Bonds
Ref.	-Refunding
REIT	-Real Estate Investment Trust
SOFR	-Secured Overnight Financing Rate
STACR®	-Structured Agency Credit Risk
STRIPS	-Separately Traded Registered Interest and Principal Security
TBA	-To Be Announced
USD	-U.S. Dollar

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at July 31, 2022.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2022 was $388,955,610, which represented 43.76% of the Fund’s Net Assets.
(d)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(e)	Perpetual bond with no specified maturity date.
(f)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on July 31, 2022.
(g)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(h)	Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on July 31, 2022.
(i)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(j)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security.
(k)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security. Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on July 31, 2022.
(l)	Denotes a zero coupon security issued at a substantial discount from its value at maturity.
(m)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions.
(n)	$1,129,448 was pledged as collateral to cover margin requirements for open futures contracts.
(o)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(p)	CAS notes are bonds issued by Fannie Mae. The amount of periodic principal and ultimate principal paid by Fannie Mae is determined by the performance of a large and diverse reference pool.
(q)	Principal payments are determined by the delinquency and principal payment experience on the STACR® reference pool. Freddie Mac transfers credit risk from the mortgages in the reference pool to credit investors who invest in the STACR® debt notes.
(r)	Principal and/or interest payments are secured by the bond insurance company listed.
(s)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.
(t)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(u)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2022.

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2022	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$21,439,698	$470,508,756	$(478,551,461)	$-	$-	$13,396,993	$72,150*
Invesco Private Prime Fund	50,025,963	997,433,117	(1,012,731,097)	(691)	(23,976)	34,703,316	212,873*
Total	$71,465,661	$1,467,941,873	$(1,491,282,558)	$(691)	$(23,976)	$48,100,309	$285,023

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.
See accompanying notes which are an integral part of this schedule.

Invesco Total Return Bond ETF (GTO)—(continued)
July 31, 2022
(Unaudited)
(v)	The rate shown is the 7-day SEC standardized yield as of July 31, 2022.
(w)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
†	The table below details options purchased.

Open Exchange-Traded Equity Options Purchased
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price	Notional Value*		Value
Equity Risk
iShares China Large-Cap ETF	Call	01/20/2023	1,153	$41	$4,727,300	$19,025
Alphabet, Inc., Class C	Call	01/20/2023	20	125	2,500	13,700
iShares iBoxx $ High Yield Corporate Bond ETF	Put	01/20/2023	1,676	74	124,024	321,792
Total Exchange-Traded Equity Options Purchased						$354,517

*	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Exchange-Traded Index Options Purchased
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price	Notional Value*		Value
Equity Risk
S&P 500 Index	Call	03/17/2023	29	$4,275	$12,397,500	$660,910
S&P 500 Index	Call	03/17/2023	5	4,200	2,100,000	133,300
Total Index Options Purchased						$794,210

*	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Exchange-Traded Equity Options Written
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price	Notional Value*		Value
Equity Risk
iShares iBoxx $ High Yield Corporate Bond ETF	Put	01/20/2023	1,676	$ 65	$(108,940)	$(93,856)

*	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Exchange-Traded Index Options Written
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price	Notional Value*	Value
Equity Risk
S&P 500 Index	Call	03/17/2023	33	$ 4,450	$(14,685,000)	$(490,710)

*	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 2 Year Notes	323	September-2022	$67,978,883	$(242,886)	$(242,886)
U.S. Treasury 5 Year Notes	236	September-2022	26,839,469	541,680	541,680
U.S. Treasury Long Bonds	263	September-2022	37,872,000	956,509	956,509
U.S. Treasury Ultra Bonds	5	September-2022	791,562	38,741	38,741
Subtotal—Long Futures Contracts				1,294,044	1,294,044
See accompanying notes which are an integral part of this schedule.

Invesco Total Return Bond ETF (GTO)—(continued)
July 31, 2022
(Unaudited)
Open Futures Contracts—(continued)
Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 10 Year Notes	205	September-2022	$(24,833,828)	$(202,232)	$(202,232)
U.S. Treasury 10 Year Ultra Notes	398	September-2022	(52,237,500)	(745,584)	(745,584)
Subtotal—Short Futures Contracts				(947,816)	(947,816)
Total Futures Contracts				$346,228	$346,228
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Ultra Short Duration ETF (GSY)
July 31, 2022
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-37.97%
Aerospace & Defense-0.09%
Boeing Co. (The), 1.17%, 02/04/2023	$2,046,000	$2,020,767
Agricultural & Farm Machinery-0.12%
John Deere Capital Corp., 1.20%, 04/06/2023	2,687,000	2,649,318
Application Software-0.21%
Intuit, Inc., 0.65%, 07/15/2023	5,000,000	4,875,153
Asset Management & Custody Banks-0.32%
Ares Capital Corp., 3.50%, 02/10/2023	7,250,000	7,222,936
Automobile Manufacturers-3.67%
BMW US Capital LLC (Germany)
3.80%, 04/06/2023(b)	10,000,000	10,026,891
0.75%, 08/12/2024(b)	11,111,000	10,549,831
General Motors Financial Co., Inc., 1.20%, 10/15/2024	8,824,000	8,260,122
Hyundai Capital America
1.25%, 09/18/2023(b)	12,730,000	12,360,887
1.00%, 09/17/2024(b)	8,721,000	8,145,027
Mercedes-Benz Finance North America LLC (Germany)
2.55%, 08/15/2022(b)	500,000	499,952
3.35%, 02/22/2023(b)	21,462,000	21,442,481
Volkswagen Group of America Finance LLC (Germany)
3.13%, 05/12/2023(b)	5,091,000	5,059,864
0.88%, 11/22/2023(b)	7,000,000	6,741,340
		83,086,395
Consumer Finance-0.83%
Ally Financial, Inc., 1.45%, 10/02/2023	5,309,000	5,161,832
Capital One Financial Corp., 2.60%, 05/11/2023	13,823,000	13,744,988
		18,906,820
Data Processing & Outsourced Services-0.57%
Fidelity National Information Services, Inc., 0.38%, 03/01/2023	3,571,000	3,507,148
PayPal Holdings, Inc., 1.35%, 06/01/2023	9,688,000	9,531,194
		13,038,342
Department Stores-0.26%
7-Eleven, Inc., 0.63%, 02/10/2023(b)	5,882,000	5,790,222
Diversified Banks-9.14%
Banco Santander S.A. (Spain), 3.89%, 05/24/2024	17,000,000	17,062,598
Bank of Montreal (Canada), 2.48% (SOFR + 0.71%), 03/08/2024(c)	13,043,000	12,952,688
Bank of Nova Scotia (The) (Canada), 1.95%, 02/01/2023	25,000,000	24,867,218
Banque Federative du Credit Mutuel S.A. (France), 0.65%, 02/27/2024(b)	7,955,000	7,584,780
BPCE S.A. (France), 5.15%, 07/21/2024(b)	5,040,000	5,040,735
Canadian Imperial Bank of Commerce (Canada)
0.45%, 06/22/2023(d)	15,000,000	14,619,771
0.95%, 06/23/2023	17,045,000	16,689,192
Discover Bank, 3.35%, 02/06/2023	25,000,000	24,966,428
Lloyds Banking Group PLC (United Kingdom), 4.05%, 08/16/2023	16,883,000	16,949,697
Mitsubishi UFJ Financial Group, Inc. (Japan), 3.46%, 03/02/2023	11,785,000	11,795,242
National Bank of Canada (Canada)
2.10%, 02/01/2023	25,000,000	24,836,209
0.90%, 08/15/2023(e)	5,000,000	4,994,201
Standard Chartered PLC (United Kingdom), 1.32%, 10/14/2023(b)(e)	3,787,000	3,765,449
Sumitomo Mitsui Financial Group, Inc. (Japan), 0.51%, 01/12/2024	1,364,000	1,305,124
	Principal Amount	Value
Diversified Banks-(continued)
Sumitomo Mitsui Trust Bank Ltd. (Japan)
0.80%, 09/12/2023(b)	$11,102,000	$10,769,662
2.55%, 03/10/2025(b)	5,122,000	4,962,188
UBS AG (Switzerland), 0.70%, 08/09/2024(b)	4,288,000	4,042,026
		207,203,208
Diversified Capital Markets-0.88%
Credit Suisse AG (Switzerland), 1.00%, 05/05/2023	13,636,000	13,357,635
Macquarie Group Ltd. (Australia), 1.20%, 10/14/2025(b)(e)	7,143,000	6,665,400
		20,023,035
Electric Utilities-1.69%
American Electric Power Co., Inc., Series M, 0.75%, 11/01/2023	3,797,000	3,678,292
Florida Power & Light Co., 1.53% (SOFR + 0.25%), 05/10/2023(c)	13,043,000	12,987,869
NextEra Energy Capital Holdings, Inc., 2.17% (SOFR + 0.54%), 03/01/2023(c)	3,704,000	3,687,915
Southern Co. (The), Series 2021, 1.65% (SOFR + 0.37%), 05/10/2023(c)	10,526,000	10,446,490
Tampa Electric Co., 3.88%, 07/12/2024	3,188,000	3,203,040
Xcel Energy, Inc., 0.50%, 10/15/2023	4,372,000	4,224,098
		38,227,704
Fertilizers & Agricultural Chemicals-0.23%
Nutrien Ltd. (Canada), 1.90%, 05/13/2023	5,300,000	5,236,075
Gas Utilities-0.80%
Atmos Energy Corp., 2.07% (3 mo. USD LIBOR + 0.38%), 03/09/2023(c)	9,756,000	9,741,481
CenterPoint Energy Resources Corp., 2.11% (3 mo. USD LIBOR + 0.50%), 03/02/2023(c)	8,333,000	8,311,393
		18,052,874
Health Care Distributors-0.30%
AmerisourceBergen Corp., 0.74%, 03/15/2023(d)	6,836,000	6,714,589
Integrated Telecommunication Services-0.89%
AT&T, Inc., 2.64% (SOFR + 0.64%), 03/25/2024(c)	9,917,000	9,800,624
Verizon Communications, Inc., 2.46% (SOFR + 0.50%), 03/22/2024(c)	10,417,000	10,309,160
		20,109,784
Investment Banking & Brokerage-3.29%
Goldman Sachs Group, Inc. (The)
0.63%, 11/17/2023(e)	21,111,000	20,913,810
3.00%, 03/15/2024	14,085,000	13,962,116
Morgan Stanley
3.13%, 01/23/2023	14,598,000	14,608,036
0.56%, 11/10/2023(e)	6,000,000	5,946,438
2.91% (SOFR + 0.63%), 01/24/2025(c)	7,228,000	7,073,491
3.62%, 04/17/2025(d)(e)	12,230,000	12,125,359
		74,629,250
Life & Health Insurance-5.02%
Athene Global Funding
2.80%, 05/26/2023(b)	17,500,000	17,365,888
0.95%, 01/08/2024(b)	5,000,000	4,776,486
2.51%, 03/08/2024(b)	10,173,000	9,870,557
2.21% (SOFR + 0.70%), 05/24/2024(b)(c)	9,750,000	9,527,084
Brighthouse Financial Global Funding
0.60%, 06/28/2023(b)	3,255,000	3,165,180
1.75%, 01/13/2025(b)	12,727,000	11,954,024
GA Global Funding Trust, 0.80%, 09/13/2024(b)	10,909,000	10,136,376
See accompanying notes which are an integral part of this schedule.

Invesco Ultra Short Duration ETF (GSY)—(continued)
July 31, 2022
(Unaudited)
	Principal Amount	Value
Life & Health Insurance-(continued)
Jackson National Life Global Funding, 2.69% (SOFR + 0.60%), 01/06/2023(b)(c)	$10,000,000	$9,997,482
MassMutual Global Funding II, 2.50% (SOFR + 0.36%), 04/12/2024(b)(c)	15,022,000	14,871,717
MET Tower Global Funding, 2.74% (SOFR + 0.55%), 01/17/2023(b)(c)	10,000,000	9,993,925
New York Life Global Funding, 1.10%, 05/05/2023(b)	3,243,000	3,190,057
Principal Life Global Funding II, 2.59% (SOFR + 0.45%), 04/12/2024(b)(c)	5,882,000	5,798,018
Protective Life Global Funding, 0.63%, 10/13/2023(b)	3,192,000	3,089,707
		113,736,501
Life Sciences Tools & Services-0.57%
Thermo Fisher Scientific, Inc., 0.80%, 10/18/2023	13,208,000	12,847,570
Managed Health Care-0.12%
Humana, Inc., 0.65%, 08/03/2023	2,917,000	2,836,716
Multi-line Insurance-0.17%
Metropolitan Life Global Funding I, 2.73% (SOFR + 0.57%), 01/13/2023(b)(c)	3,749,000	3,747,460
Multi-Utilities-0.34%
Dominion Energy, Inc., Series D, 2.36% (3 mo. USD LIBOR + 0.53%), 09/15/2023(c)	7,692,000	7,652,557
Oil & Gas Exploration & Production-1.06%
Canadian Natural Resources Ltd. (Canada), 2.95%, 01/15/2023	20,729,000	20,684,183
Pioneer Natural Resources Co., 0.55%, 05/15/2023	3,509,000	3,439,422
		24,123,605
Oil & Gas Refining & Marketing-0.82%
Phillips 66
3.70%, 04/06/2023	12,500,000	12,532,314
0.90%, 02/15/2024	6,250,000	6,017,394
		18,549,708
Oil & Gas Storage & Transportation-2.70%
Enbridge, Inc. (Canada)
1.80% (SOFR + 0.40%), 02/17/2023(c)	3,571,000	3,558,164
4.00%, 10/01/2023	15,000,000	15,042,503
1.99% (SOFR + 0.63%), 02/16/2024(c)	4,606,000	4,545,797
Enterprise Products Operating LLC, 3.35%, 03/15/2023	3,650,000	3,651,801
Kinder Morgan, Inc., 5.63%, 11/15/2023(b)	12,000,000	12,195,347
Plains All American Pipeline L.P./PAA Finance Corp., 2.85%, 01/31/2023	22,442,000	22,296,782
		61,290,394
Other Diversified Financial Services-0.83%
AIG Global Funding, 0.80%, 07/07/2023(b)	7,317,000	7,140,065
Blackstone Private Credit Fund, 2.70%, 01/15/2025(b)	12,645,000	11,707,832
		18,847,897
Packaged Foods & Meats-0.18%
Conagra Brands, Inc., 0.50%, 08/11/2023	4,327,000	4,198,752
Pharmaceuticals-0.53%
Bristol-Myers Squibb Co., 0.54%, 11/13/2023	12,500,000	12,134,316
Regional Banks-0.33%
ANZ New Zealand (Int’l) Ltd. (New Zealand), 2.02% (SOFR + 0.60%), 02/18/2025(b)(c)	7,500,000	7,397,129
Restaurants-0.28%
Starbucks Corp., 1.77% (SOFR + 0.42%), 02/14/2024(c)	6,318,000	6,258,130
	Principal Amount	Value
Specialized REITs-0.51%
Crown Castle, Inc., 3.15%, 07/15/2023	$11,626,000	$11,550,268
Systems Software-0.34%
VMware, Inc., 0.60%, 08/15/2023	8,064,000	7,811,109
Technology Hardware, Storage & Peripherals-0.31%
Apple, Inc., 0.75%, 05/11/2023	7,143,000	7,017,624
Trading Companies & Distributors-0.57%
Air Lease Corp.
3.00%, 09/15/2023	7,000,000	6,857,043
0.80%, 08/18/2024	6,650,000	6,160,476
		13,017,519
Total U.S. Dollar Denominated Bonds & Notes (Cost $877,849,703)		860,803,727

Asset-Backed Securities-13.75%
ABPCI Direct Lending Fund CLO II LLC (Cayman Islands), Series 2017-1A, Class A1R, 4.31% (3 mo. USD LIBOR + 1.60%), 04/20/2032(b)(c)	2,000,000	1,953,715
Angel Oak Mortgage Trust
Series 2020-1, Class A1, 2.16%, 12/25/2059(b)(f)	1,672,205	1,621,548
Series 2020-5, Class A1, 1.37%, 05/25/2065(b)(f)	2,777,021	2,660,606
Series 2021-3, Class A1, 1.07%, 05/25/2066(b)(f)	7,009,160	6,319,184
Angel Oak Mortgage Trust I LLC
Series 2019-1, Class A1, 3.92%, 11/25/2048(b)(f)	375,597	374,021
Series 2019-2, Class A1, 3.63%, 03/25/2049(b)(f)	231,819	231,074
Series 2019-4, Class A1, 2.99%, 07/26/2049(b)(f)	333,186	331,612
Atrium XIII (Cayman Islands), Series 13A, Class A1, 3.96% (3 mo. USD LIBOR + 1.18%), 11/21/2030(b)(c)	3,000,000	2,973,582
Bear Stearns Asset Backed Securities I Trust, Series 2006-HE9, Class 2A, 2.40% (1 mo. USD LIBOR + 0.14%), 11/25/2036(c)	918,251	889,208
BINOM Securitization Trust, Series 2021-INV1, Class A1, 2.03%, 06/25/2056(b)(f)	4,634,758	4,265,758
BRAVO Residential Funding Trust, Series 2021-NQM2, Class A1, 0.97%, 03/25/2060(b)(f)	4,004,778	3,851,651
CBAM Ltd. (Cayman Islands), Series 2018-5A, Class A, 3.76% (3 mo. USD LIBOR + 1.02%), 04/17/2031(b)(c)	6,250,000	6,136,613
Cerberus Loan Funding XXXIV L.P. (Cayman Islands), Series 2021-4A, Class A, 4.01% (3 mo. USD LIBOR + 1.50%), 08/13/2033(b)(c)	7,217,372	7,204,135
Chesapeake Funding II LLC (Canada), Series 2018-3A, Class A1, 3.39%, 01/15/2031(b)	437,097	437,257
CIT Mortgage Loan Trust, Series 2007-1, Class 1A, 3.61% (1 mo. USD LIBOR + 1.35%), 10/25/2037(b)(c)	502,655	500,961
COLT Mortgage Loan Trust
Series 2020-2R, Class A1, 1.33%, 10/26/2065(b)(f)	2,200,168	2,078,714
Series 2021-4, Class A1, 1.40%, 10/25/2066(b)(f)	13,339,485	11,546,039
Countrywide Asset-Backed Ctfs., Series 2006-6, Class 1A1, 2.60% (1 mo. USD LIBOR + 0.34%), 09/25/2036(c)	334,863	334,733
Credit Suisse Mortgage Capital Trust, Series 2014-2R, Class 27A1, 1.82% (1 mo. USD LIBOR + 0.20%), 02/27/2046(b)(c)	63,767	62,957

See accompanying notes which are an integral part of this schedule.

Invesco Ultra Short Duration ETF (GSY)—(continued)
July 31, 2022
(Unaudited)
	Principal Amount	Value

CWABS, Inc. Asset-Backed Ctfs. Trust, Series 2004-4, Class M1, 2.98% (1 mo. USD LIBOR + 0.72%), 07/25/2034(c)	$862,929	$845,896
Deephaven Residential Mortgage Trust, Series 2021-2, Class A1, 0.90%, 04/25/2066(b)(f)	6,428,201	5,612,730
Dryden 30 Senior Loan Fund (Cayman Islands), Series 2013-30A, Class AR, 2.23% (3 mo. USD LIBOR + 0.82%), 11/15/2028(b)(c)	12,983,858	12,827,286
Ellington Financial Mortgage Trust
Series 2019-2, Class A1, 2.74%, 11/25/2059(b)(f)	1,772,693	1,718,529
Series 2020-2, Class A1, 1.18%, 10/25/2065(b)(f)	441,739	420,012
FS KKR MM CLO 1 LLC, Series 2019-1A, Class A1R, 4.36% (3 mo. USD LIBOR + 1.85%), 01/15/2031(b)(c)	9,000,000	8,892,630
GoldenTree Loan Management US CLO 2 Ltd. (Cayman Islands), Series 2017-2A, Class AR, 3.62% (3 mo. USD LIBOR + 0.91%), 11/20/2030(b)(c)	10,000,000	9,826,900
GoldenTree Loan Opportunities IX Ltd. (Cayman Islands), Series 2014-9A, Class AR2, 3.92% (3 mo. USD LIBOR + 1.11%), 10/29/2029(b)(c)	11,649,632	11,546,835
Golub Capital Partners CLO 34(M) Ltd. (Cayman Islands), Series 2017-34A, Class AR2, 2.81% (3 mo. USD LIBOR + 1.45%), 03/14/2031(b)(c)	14,000,000	13,755,784
Golub Capital Partners CLO 36(M) Ltd. (Cayman Islands), Series 2018-36A, Class A, 2.66% (3 mo. USD LIBOR + 1.30%), 02/05/2031(b)(c)	5,000,000	4,901,810
Golub Capital Partners CLO 45(M) Ltd. (Cayman Islands), Series 2019-45A, Class A, 4.43% (3 mo. USD LIBOR + 1.72%), 10/20/2031(b)(c)	5,000,000	4,916,610
Golub Capital Partners CLO 47(M) Ltd. (Cayman Islands), Series 2020-47A, Class A1, 3.04% (3 mo. USD LIBOR + 1.68%), 05/05/2032(b)(c)	10,000,000	9,813,280
GS Mortgage-Backed Securities Trust, Series 2020-NQM1, Class A1, 1.38%, 09/27/2060(b)(f)	2,450,837	2,297,804
HSI Asset Securitization Corp. Trust, Series 2006-OPT2, Class M2, 2.84% (1 mo. USD LIBOR + 0.59%), 01/25/2036(c)	1,032,860	1,023,407
JP Morgan Mortgage Trust, Series 2021-LTV2, Class A1, 2.52%, 05/25/2052(b)(f)	10,087,406	8,728,969
KKR CLO 21 Ltd. (Cayman Islands), Series A, 3.51% (3 mo. USD LIBOR + 1.00%), 04/15/2031(b)(c)	2,000,000	1,965,778
Nationstar Home Equity Loan Trust, Series 2007-B, Class 1AV1, 2.48% (1 mo. USD LIBOR + 0.22%), 04/25/2037(c)	703,855	697,679
Navient Private Education Refi Loan Trust
Series 2020-FA, Class A, 1.22%, 07/15/2069(b)	2,486,686	2,321,619
Series 2021-FA, Class A, 1.11%, 02/18/2070(b)	4,315,211	3,809,409
Neuberger Berman CLO XIV Ltd. (Cayman Islands), Series 2013-14A, Class AR2, 3.82% (3 mo. USD LIBOR + 1.03%), 01/28/2030(b)(c)	9,787,264	9,666,548
Neuberger Berman Loan Advisers CLO 25 Ltd. (Cayman Islands), Series 2017-25A, Class AR, 3.67% (3 mo. USD LIBOR + 0.93%), 10/18/2029(b)(c)	9,750,000	9,604,881
New Residential Mortgage Loan Trust
Series 2017-5A, Class A1, 3.76% (1 mo. USD LIBOR + 1.50%), 06/25/2057(b)(c)	365,226	363,347
	Principal Amount	Value

Series 2019-NQM4, Class A1, 2.49%, 09/25/2059(b)(f)	$2,152,890	$2,086,055
Series 2020-NQM1, Class A1, 2.46%, 01/26/2060(b)(f)	1,405,382	1,334,697
NextGear Floorplan Master Owner Trust, Series 2019-2A, Class A1, 2.70% (1 mo. USD LIBOR + 0.70%), 10/15/2024(b)(c)	10,000,000	10,004,844
OBX Trust
Series 2018-EXP1, Class 2A1, 3.11% (1 mo. USD LIBOR + 0.85%), 04/25/2048(b)(c)	230,262	229,008
Series 2021-NQM2, Class A1, 1.10%, 05/25/2061(b)(f)	10,113,079	8,867,331
OCP CLO Ltd. (Cayman Islands), Series 2014-7A, Class A1RR, 3.83% (3 mo. USD LIBOR + 1.12%), 07/20/2029(b)(c)	6,462,550	6,377,626
Octagon Investment Partners XVII Ltd. (Cayman Islands), Series 2013-1A, Class A1R2, 3.78% (3 mo. USD LIBOR + 1.00%), 01/25/2031(b)(c)	5,000,000	4,922,220
Race Point VIII CLO Ltd. (Cayman Islands), Series 2013-8A, Class AR2, 2.52% (3 mo. USD LIBOR + 1.04%), 02/20/2030(b)(c)	9,713,642	9,610,687
Residential Mortgage Loan Trust
Series 2019-3, Class A1, 2.63%, 09/25/2059(b)(f)	1,524,310	1,494,380
Series 2020-1, Class A1, 2.38%, 01/26/2060(b)(f)	1,600,900	1,550,186
STAR Trust, Series 2021-SFR1, Class A, 2.76% (1 mo. USD LIBOR + 0.60%), 04/17/2038(b)(c)	19,775,913	19,149,219
Starwood Mortgage Residential Trust
Series 2020-1, Class A1, 2.28%, 02/25/2050(b)(f)	314,888	313,687
Series 2020-INV1, Class A1, 1.03%, 11/25/2055(b)(f)	3,672,831	3,386,361
Series 2021-2, Class A1, 0.94%, 05/25/2065(b)(f)	3,810,396	3,616,057
Series 2021-4, Class A1, 1.16%, 08/25/2056(b)(f)	10,181,717	9,131,301
Series 2021-6, Class A1, 1.92%, 11/25/2066(b)(f)	10,829,692	9,522,743
Stratus CLO Ltd. (Cayman Islands), Series 2021-2A, Class A, 3.61% (3 mo. USD LIBOR + 0.90%), 12/28/2029(b)(c)	10,961,556	10,771,844
TICP CLO II-2 Ltd. (Cayman Islands), Series 2018-IIA, Class A1, 3.55% (3 mo. USD LIBOR + 0.84%), 04/20/2028(b)(c)	4,384,763	4,347,102
TRK Trust, Series 2021-INV1, Class A1, 1.15%, 07/25/2056(b)(f)	7,854,908	7,135,364
Verus Securitization Trust
Series 2020-1, Class A1, 2.42%, 01/25/2060(b)(g)	1,772,077	1,742,859
Series 2020-5, Class A1, 1.22%, 05/25/2065(b)(g)	3,881,633	3,688,941
Series 2021-4, Class A1, 0.94%, 07/25/2066(b)(f)	11,333,265	9,749,866
Visio Trust, Series 2020-1R, Class A1, 1.31%, 11/25/2055(b)	3,442,396	3,330,713
Total Asset-Backed Securities (Cost $327,762,596)		311,694,202
Variable Rate Senior Loan Interests-0.07%(h)(i)
Aerospace & Defense-0.07%
Fly Funding II S.a.r.l. (Ireland), Term Loan B, 3.13% (3 mo. USD LIBOR + 1.75%), 08/09/2025 (Cost $1,658,823)	1,662,610	1,557,916

See accompanying notes which are an integral part of this schedule.

Invesco Ultra Short Duration ETF (GSY)—(continued)
July 31, 2022
(Unaudited)
	Principal Amount	Value

Commercial Paper-44.52%(j)
Alimentation Couche-Tard, Inc., 2.60%, 08/16/2022(b)	$8,500,000	$8,490,744
Amphenol Corp., 2.00%, 08/02/2022(b)	15,000,000	14,995,885
Aon Corp., 2.76%, 09/15/2022(b)	25,000,000	24,909,833
Arrow Electronics, Inc., 2.50%, 08/04/2022(b)	23,000,000	22,989,071
AT&T, Inc.
0.90%, 08/16/2022(b)	15,000,000	14,980,552
1.11%, 12/05/2022(b)	19,500,000	19,277,099
Aviation Capital Group LLC
2.63%, 08/08/2022(b)	15,000,000	14,989,800
2.91%, 08/15/2022(b)	10,000,000	9,988,317
Barclays Capital, Inc., 1.06%, 02/02/2023	36,900,000	36,250,216
Brookfield US Holdings, Inc.
2.33%, 08/01/2022(b)	23,343,000	23,338,392
2.40%, 08/02/2022(b)	9,000,000	8,997,629
2.80%, 08/10/2022(b)	10,000,000	9,992,033
Conagra Brands, Inc., 2.45%, 08/02/2022(b)	30,000,000	29,991,093
Constellation Brands, Inc., 2.85%, 08/15/2022(b)	13,500,000	13,482,252
Crown Castle, Inc.
3.11%, 08/23/2022(b)	15,000,000	14,970,927
3.18%, 09/01/2022(b)	15,000,000	14,960,220
Dollarama, Inc., 2.20%, 08/15/2022(b)	20,000,000	19,975,548
Enbridge US, Inc., 2.16%, 08/02/2022(b)	22,000,000	21,993,356
Enel Finance America LLC
2.02%, 09/15/2022(b)	15,000,000	14,945,620
3.30%, 04/17/2023(b)	15,000,000	14,592,699
Energy Transfer L.P., 2.95%, 08/01/2022	15,000,000	14,996,553
Entergy Corp., 1.76%, 08/18/2022(b)	20,000,000	19,972,356
Fiserv, Inc., 2.65%, 08/12/2022(b)	12,500,000	12,487,380
General Motors Financial Co., Inc.
2.09%, 09/01/2022(b)	10,000,000	9,973,669
1.11%, 11/01/2022(b)	10,000,000	9,917,535
4.27%, 06/06/2023(b)	12,500,000	12,058,758
Harley-Davidson Financial Services, Inc.
2.30%, 08/08/2022(b)	10,000,000	9,992,594
2.40%, 08/09/2022(b)	25,000,000	24,979,589
2.65%, 08/10/2022(b)	20,000,000	19,982,140
2.65%, 08/11/2022(b)	5,500,000	5,494,665
Healthpeak Properties, Inc.
2.30%, 08/09/2022(b)	22,000,000	21,982,576
2.91%, 09/20/2022(b)	20,000,000	19,918,969
HSBC USA, Inc.
0.78%, 01/06/2023(b)	25,000,000	24,626,122
2.35% (SOFR + 0.35%), 02/10/2023(c)	14,000,000	13,975,436
Jabil, Inc.
2.65%, 08/01/2022(b)	38,500,000	38,490,638
2.75%, 08/15/2022(b)	10,000,000	9,986,098
Kinder Morgan, Inc., 2.60%, 08/01/2022(b)	10,000,000	9,997,702
Leidos, Inc., 2.56%, 08/05/2022(b)	30,000,000	29,983,229
Macquarie Bank Ltd., 2.13% (SOFR + 0.60%), 03/02/2023(b)(c)	20,000,000	20,022,530
Mitsubishi HC Finance America LLC, 2.40%, 08/22/2022	12,000,000	11,979,048
Molson Coors Beverage Co., 2.68%, 08/08/2022(b)	9,000,000	8,993,605
Motorola Solutions, Inc., 2.60%, 08/03/2022	9,500,000	9,496,660
Oglethorpe Power Corp., 2.46%, 08/17/2022(b)	10,000,000	9,985,782
ONEOK, Inc.
2.45%–2.55%, 08/08/2022(b)	31,000,000	30,978,171
2.70%, 08/15/2022(b)	12,000,000	11,985,301
Realty Income Corp., 2.05%, 08/10/2022	10,000,000	9,991,443
Regatta Funding Co. LLC, 2.84%, 05/16/2023(b)	10,000,000	9,701,321
	Principal Amount	Value

Sherwin-Williams Co. (The), 2.10%, 08/08/2022(b)	$20,000,000	$19,986,589
TotalEnergies Capital Canada Ltd., 2.00%, 08/01/2022(b)	10,000,000	9,998,068
TransCanada PipeLines Ltd.
1.71%, 08/02/2022(b)	12,000,000	11,996,635
1.74%, 08/15/2022(b)	25,979,000	25,947,239
Verizon Communications, Inc.
2.10%, 08/15/2022(b)	14,000,000	13,982,884
2.71%, 09/12/2022(b)	16,000,000	15,946,100
Viatris, Inc.
2.95%, 08/04/2022(b)	28,500,000	28,486,838
3.11%–3.21%, 08/16/2022(b)	16,600,000	16,576,884
Walt Disney Co. (The), 0.71%, 09/23/2022(b)	14,800,000	14,743,112
Waste Management, Inc., 0.31%, 08/16/2022(b)	11,000,000	10,985,738
WGL Holdings, Inc., 2.56%, 08/02/2022(b)	20,000,000	19,994,678
White Plains Capital Co. LLC
0.70%, 08/02/2022(b)	14,700,000	14,695,925
3.93%, 01/24/2023(b)	20,000,000	19,638,221
Total Commercial Paper (Cost $1,010,383,615)		1,009,040,067
	Repurchase Amount
Repurchase Agreements-4.63%(k)
Citigroup Global Markets, Inc., joint open agreement dated 03/28/2022 (collateralized by domestic and foreign non-agency asset-backed securities, domestic and foreign corporate obligations and a U.S. Treasury obligation valued at $286,184,673; 1.13% - 10.97%; 01/15/2025 - 09/25/2066), 2.20%, 08/01/2022(l)	50,097,563	50,000,000
J.P. Morgan Securities LLC, joint open agreement dated 06/11/2021 (collateralized by domestic and foreign corporate obligations valued at $82,500,353; 0.00% - 8.00%; 04/15/2024 - 04/01/2051), 2.62%, 08/01/2022(l)	30,050,183	30,000,000
J.P. Morgan Securities LLC, joint term agreement dated 05/25/2022, aggregate maturing value of $37,176,953 (collateralized by domestic and foreign non-agency asset-backed securities, domestic and foreign corporate obligations and domestic non-agency mortgage-backed securities valued at $39,410,176; 0.26% - 5.69%; 09/15/2027 - 12/25/2061), 1.91%, 08/23/2022(m)	25,119,563	25,000,000
Total Repurchase Agreements (Cost $105,000,000)		105,000,000
	Principal Amount
Certificates of Deposit-0.12%
Diversified Banks-0.12%
Sumitomo Mitsui Banking Corp. (Japan), 3.00%, 07/03/2023 (Cost $2,700,000)	2,700,000	2,681,242
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-101.06% (Cost $2,325,354,737)		2,290,777,154

See accompanying notes which are an integral part of this schedule.

Invesco Ultra Short Duration ETF (GSY)—(continued)
July 31, 2022
(Unaudited)
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.10%
Invesco Private Government Fund, 1.77%(n)(o)(p)	620,258	$620,258
Invesco Private Prime Fund, 1.89%(n)(o)(p)	1,594,949	1,594,949
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $2,215,207)		2,215,207
TOTAL INVESTMENTS IN SECURITIES-101.16% (Cost $2,327,569,944)		2,292,992,361
OTHER ASSETS LESS LIABILITIES-(1.16)%		(26,206,933)
NET ASSETS-100.00%		$2,266,785,428
Investment Abbreviations:
CLO	-Collateralized Loan Obligation
Ctfs.	-Certificates
LIBOR	-London Interbank Offered Rate
REIT	-Real Estate Investment Trust
SOFR	-Secured Overnight Financing Rate
USD	-U.S. Dollar

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2022 was $1,499,625,059, which represented 66.16% of the Fund’s Net Assets.
(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on July 31, 2022.
(d)	All or a portion of this security was out on loan at July 31, 2022.
(e)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(f)	Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on July 31, 2022.
(g)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(h)	Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.
(i)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the 1933 Act and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the LIBOR, on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.
(j)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(k)	Principal amount equals value at period end.
(l)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.
(m)	Interest rate is redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.
(n)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2022.

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2022	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$3,241,242	$20,585,954	$(23,206,938)	$-	$-	$620,258	$4,010*
Invesco Private Prime Fund	7,562,898	31,450,131	(37,415,667)	-	(2,413)	1,594,949	11,759*
Total	$10,804,140	$52,036,085	$(60,622,605)	$-	$(2,413)	$2,215,207	$15,769

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying notes which are an integral part of this schedule.

Invesco Ultra Short Duration ETF (GSY)—(continued)
July 31, 2022
(Unaudited)
(o)	The rate shown is the 7-day SEC standardized yield as of July 31, 2022.
(p)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Variable Rate Investment Grade ETF (VRIG)
July 31, 2022
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-47.78%
Agricultural & Farm Machinery-0.11%
John Deere Capital Corp., 2.23% (SOFR + 0.56%), 03/07/2025(b)(c)	$678,000	$669,083
Automobile Manufacturers-2.85%
American Honda Finance Corp., 1.77% (3 mo. USD LIBOR + 0.37%), 05/10/2023(c)	2,000,000	1,994,030
BMW US Capital LLC (Germany), 2.90% (SOFR + 0.84%), 04/01/2025(c)(d)	897,000	889,055
Ford Motor Credit Co. LLC, 2.37% (3 mo. USD LIBOR + 1.08%), 08/03/2022(b)(c)	3,000,000	2,999,524
General Motors Financial Co., Inc.
3.28% (3 mo. USD LIBOR + 0.99%), 01/05/2023(c)	1,000,000	997,938
2.53% (SOFR + 0.76%), 03/08/2024(c)	1,154,000	1,126,529
3.41% (SOFR + 1.30%), 04/07/2025(c)	2,500,000	2,437,521
Toyota Motor Credit Corp.
1.95% (SOFR + 0.28%), 12/14/2022(c)	3,000,000	3,000,179
2.20% (SOFR + 0.26%), 06/18/2024(c)	3,000,000	2,972,259
Volkswagen Group of America Finance LLC (Germany), 2.67% (SOFR + 0.95%), 06/07/2024(b)(c)(d)	1,667,000	1,664,425
		18,081,460
Biotechnology-0.47%
AbbVie, Inc., 2.16% (3 mo. USD LIBOR + 0.65%), 11/21/2022(c)	3,000,000	2,997,449
Construction Machinery & Heavy Trucks-1.80%
Caterpillar Financial Services Corp., 1.55% (SOFR + 0.15%), 11/17/2022(c)	5,000,000	4,995,394
Daimler Trucks Finance North America LLC (Germany)
3.08% (SOFR + 1.00%), 04/05/2024(c)(d)	3,500,000	3,483,811
2.64% (SOFR + 0.75%), 12/13/2024(c)(d)	3,000,000	2,962,794
		11,441,999
Consumer Finance-2.60%
American Express Co.
2.20% (3 mo. USD LIBOR + 0.65%), 02/27/2023(c)	5,215,000	5,214,649
2.54% (SOFR + 0.23%), 11/03/2023(c)	2,500,000	2,479,255
Capital One Financial Corp.
3.53% (3 mo. USD LIBOR + 0.72%), 01/30/2023(c)	2,500,000	2,494,411
2.46% (SOFR + 0.69%), 12/06/2024(c)	3,000,000	2,895,990
2.59% (SOFR + 1.35%), 05/09/2025(c)	3,499,000	3,439,008
		16,523,313
Diversified Banks-16.47%
Banco Santander S.A. (Spain), 2.68% (SOFR + 1.24%), 05/24/2024(c)	2,600,000	2,592,654
Bank of America Corp.
2.40% (3 mo. USD LIBOR + 0.79%), 03/05/2024(c)	3,750,000	3,723,654
3.01% (SOFR + 0.73%), 10/24/2024(c)	2,000,000	1,976,488
3.38% (SOFR + 1.10%), 04/25/2025(c)	3,500,000	3,460,648
2.13% (3 mo. USD LIBOR + 0.77%), 02/05/2026(c)	1,042,000	1,021,269
2.59% (3 mo. USD LIBOR + 0.76%), 09/15/2026(c)	2,696,000	2,543,304
3.36% (SOFR + 1.05%), 02/04/2028(c)	1,685,000	1,610,820
Bank of Nova Scotia (The) (Canada), 2.22% (SOFR + 0.55%), 03/02/2026(c)	2,500,000	2,417,161
Barclays PLC (United Kingdom), 2.79% (3 mo. USD LIBOR + 1.38%), 05/16/2024(c)	3,000,000	2,988,033
Canadian Imperial Bank of Commerce (Canada), 2.76% (SOFR + 0.80%), 03/17/2023(c)	3,000,000	2,999,495
	Principal Amount	Value
Diversified Banks-(continued)
Citigroup, Inc.
3.01% (3 mo. USD LIBOR + 1.43%), 09/01/2023(b)(c)	$2,500,000	$2,499,083
2.60% (3 mo. USD LIBOR + 1.02%), 06/01/2024(c)	4,010,000	3,975,430
2.98% (SOFR + 0.67%), 05/01/2025(c)	2,500,000	2,437,031
2.88% (SOFR + 1.37%), 05/24/2025(c)	3,000,000	2,989,661
3.53% (3 mo. USD LIBOR + 1.25%), 07/01/2026(c)	1,882,000	1,851,206
Commonwealth Bank of Australia (Australia), 2.41% (SOFR + 0.52%), 06/15/2026(c)(d)	3,000,000	2,933,442
HSBC Holdings PLC (United Kingdom)
3.15% (SOFR + 1.43%), 03/10/2026(c)	3,500,000	3,454,850
3.10% (3 mo. USD LIBOR + 1.38%), 09/12/2026(c)	3,000,000	2,971,626
ING Groep N.V. (Netherlands)
3.29% (3 mo. USD LIBOR + 1.00%), 10/02/2023(c)	4,950,000	4,936,975
3.66% (SOFR + 1.64%), 03/28/2026(c)	2,500,000	2,499,126
3.03% (SOFR + 1.01%), 04/01/2027(c)	2,999,000	2,866,004
JPMorgan Chase & Co.
4.01% (3 mo. USD LIBOR + 1.23%), 10/24/2023(c)	1,900,000	1,901,391
2.16% (SOFR + 0.54%), 06/01/2025(c)	4,000,000	3,903,448
2.41% (SOFR + 0.60%), 12/10/2025(c)	3,000,000	2,906,412
3.58% (SOFR + 1.32%), 04/26/2026(c)	2,400,000	2,370,285
Mitsubishi UFJ Financial Group, Inc. (Japan), 3.87% (SOFR + 1.65%), 07/18/2025(c)	2,500,000	2,506,066
NatWest Group PLC (United Kingdom), 3.75% (3 mo. USD LIBOR + 1.55%), 06/25/2024(c)	4,000,000	4,000,508
NatWest Markets PLC (United Kingdom)
3.71% (SOFR + 1.66%), 09/29/2022(c)(d)	2,500,000	2,502,380
1.86% (SOFR + 0.53%), 08/12/2024(c)(d)	571,000	561,330
Nordea Bank Abp (Finland), 2.54% (3 mo. USD LIBOR + 0.94%), 08/30/2023(c)(d)	2,987,000	2,989,739
Royal Bank of Canada (Canada), 3.01% (SOFR + 0.84%), 04/14/2025(b)(c)	4,000,000	3,945,033
Societe Generale S.A. (France), 3.28% (SOFR + 1.05%), 01/21/2026(c)(d)	3,000,000	2,896,039
Standard Chartered PLC (United Kingdom), 3.79% (SOFR + 1.74%), 03/30/2026(c)(d)	3,108,000	3,092,813
Swedbank AB (Sweden), 2.98% (SOFR + 0.91%), 04/04/2025(c)(d)	4,615,000	4,574,019
Truist Bank
2.52% (SOFR + 0.73%), 03/09/2023(c)	2,000,000	1,997,876
2.39% (SOFR + 0.20%), 01/17/2024(c)	3,000,000	2,961,923
USB Realty Corp., 3.66% (3 mo. USD LIBOR + 1.15%)(c)(d)(e)	1,100,000	819,500
Wells Fargo & Co., 3.57% (SOFR + 1.32%), 04/25/2026(c)	2,000,000	1,976,122
		104,652,844
Electric Utilities-3.32%
American Electric Power Co., Inc., Series A, 3.26% (3 mo. USD LIBOR + 0.48%), 11/01/2023(c)	3,000,000	2,982,533
Eversource Energy, Series T, 1.60% (SOFR + 0.25%), 08/15/2023(c)	3,000,000	2,977,740
Florida Power & Light Co., 1.53% (SOFR + 0.25%), 05/10/2023(c)	1,478,000	1,471,753
NextEra Energy Capital Holdings, Inc.
1.78% (3 mo. USD LIBOR + 0.27%), 02/22/2023(c)	4,000,000	3,981,236
2.97% (SOFR + 1.02%), 03/21/2024(c)	4,850,000	4,805,794
Pacific Gas and Electric Co., 2.50% (SOFR + 1.15%), 11/14/2022(c)	600,000	598,662
See accompanying notes which are an integral part of this schedule.

Invesco Variable Rate Investment Grade ETF (VRIG)—(continued)
July 31, 2022
(Unaudited)
	Principal Amount	Value
Electric Utilities-(continued)
Southern California Edison Co., 2.14% (SOFR + 0.47%), 12/02/2022(c)	$3,000,000	$2,994,714
Southern Co. (The), Series 2021, 1.65% (SOFR + 0.37%), 05/10/2023(c)	1,316,000	1,306,059
		21,118,491
Gas Utilities-0.51%
CenterPoint Energy Resources Corp., 2.11% (3 mo. USD LIBOR + 0.50%), 03/02/2023(c)	3,250,000	3,241,573
Health Care Equipment-0.46%
Baxter International, Inc., 1.89% (SOFR + 0.26%), 12/01/2023(c)	3,000,000	2,950,316
Health Care Services-1.06%
Cigna Corp., 3.40% (3 mo. USD LIBOR + 0.89%), 07/15/2023(c)	4,543,000	4,554,945
Roche Holdings, Inc. (Switzerland), 1.94% (SOFR + 0.24%), 03/05/2024(c)(d)	2,161,000	2,150,491
		6,705,436
Hotels, Resorts & Cruise Lines-0.26%
Hyatt Hotels Corp., 3.11% (SOFR + 1.05%), 10/01/2023(c)	1,644,000	1,625,412
Integrated Telecommunication Services-1.98%
AT&T, Inc.
2.30% (3 mo. USD LIBOR + 0.89%), 02/15/2023(c)	2,669,000	2,670,262
2.90% (3 mo. USD LIBOR + 1.18%), 06/12/2024(c)	3,832,000	3,821,994
Verizon Communications, Inc.
2.51% (3 mo. USD LIBOR + 1.10%), 05/15/2025(c)	4,127,000	4,120,960
2.73% (SOFR + 0.79%), 03/20/2026(c)	2,000,000	1,962,261
		12,575,477
Investment Banking & Brokerage-3.74%
Charles Schwab Corp. (The)
1.86% (SOFR + 0.52%), 05/13/2026(c)	4,303,000	4,168,289
2.74% (SOFR + 1.05%), 03/03/2027(c)	4,000,000	3,941,186
Goldman Sachs Group, Inc. (The)
2.26% (3 mo. USD LIBOR + 0.75%), 02/23/2023(c)	3,000,000	2,996,282
1.94% (SOFR + 0.54%), 11/17/2023(c)	3,957,000	3,930,829
2.35% (SOFR + 0.58%), 03/08/2024(c)	2,069,000	2,039,333
2.95% (SOFR + 0.70%), 01/24/2025(c)	2,535,000	2,482,457
4.54% (3 mo. USD LIBOR + 1.75%), 10/28/2027(c)	1,220,000	1,212,944
Morgan Stanley, 3.39% (SOFR + 1.17%), 04/17/2025(c)	3,000,000	2,974,042
		23,745,362
Life & Health Insurance-3.84%
Athene Global Funding
2.21% (SOFR + 0.70%), 05/24/2024(c)(d)	5,000,000	4,885,684
2.83% (SOFR + 0.72%), 01/07/2025(c)(d)	3,500,000	3,380,617
Equitable Financial Life Global Funding, 2.50% (SOFR + 0.39%), 04/06/2023(b)(c)(d)	2,500,000	2,489,997
GA Global Funding Trust
2.32% (SOFR + 0.50%), 09/13/2024(b)(c)(d)	4,000,000	3,879,040
3.49% (SOFR + 1.36%), 04/11/2025(c)(d)	4,000,000	3,916,201
New York Life Global Funding, 2.27% (SOFR + 0.48%), 06/09/2026(c)(d)	3,000,000	2,906,986
Pacific Life Global Funding II, 2.32% (SOFR + 0.62%), 06/04/2026(c)(d)	3,000,000	2,918,728
		24,377,253
	Principal Amount	Value
Life Sciences Tools & Services-0.86%
Thermo Fisher Scientific, Inc.
2.54% (SOFR + 0.35%), 04/18/2023(c)	$3,000,000	$2,991,301
2.58% (SOFR + 0.39%), 10/18/2023(c)	2,500,000	2,481,436
		5,472,737
Movies & Entertainment-0.47%
Magallanes, Inc., 3.67% (SOFR + 1.78%), 03/15/2024(c)(d)	3,000,000	2,989,910
Multi-line Insurance-0.74%
Metropolitan Life Global Funding I
2.73% (SOFR + 0.57%), 01/13/2023(c)(d)	2,000,000	1,999,178
2.43% (SOFR + 0.32%), 01/07/2024(b)(c)(d)	2,750,000	2,726,214
		4,725,392
Multi-Utilities-0.37%
CenterPoint Energy, Inc., 1.99% (SOFR + 0.65%), 05/13/2024(c)	1,639,000	1,603,130
Dominion Energy, Inc., Series D, 2.36% (3 mo. USD LIBOR + 0.53%), 09/15/2023(b)(c)	769,000	765,056
		2,368,186
Oil & Gas Storage & Transportation-0.23%
Enbridge, Inc. (Canada)
1.80% (SOFR + 0.40%), 02/17/2023(c)	357,000	355,717
1.99% (SOFR + 0.63%), 02/16/2024(c)	1,152,000	1,136,943
		1,492,660
Other Diversified Financial Services-0.47%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), 2.72% (SOFR + 0.68%), 09/29/2023(c)	3,000,000	2,956,559
Packaged Foods & Meats-0.62%
General Mills, Inc., 3.75% (3 mo. USD LIBOR + 1.01%), 10/17/2023(c)	3,937,000	3,938,117
Personal Products-0.39%
GSK Consumer Healthcare Capital US LLC, 2.89% (SOFR + 0.89%), 03/24/2024(c)(d)	2,500,000	2,491,859
Pharmaceuticals-0.64%
Bayer US Finance II LLC (Germany), 2.84% (3 mo. USD LIBOR + 1.01%), 12/15/2023(c)(d)	4,105,000	4,098,024
Regional Banks-0.88%
M&T Bank Corp., 3.45% (3 mo. USD LIBOR + 0.68%), 07/26/2023(c)	2,940,000	2,942,538
Truist Financial Corp., 2.19% (SOFR + 0.40%), 06/09/2025(c)	2,702,000	2,620,666
		5,563,204
Semiconductors-0.78%
QUALCOMM, Inc., 3.54% (3 mo. USD LIBOR + 0.73%), 01/30/2023(b)(c)	4,950,000	4,962,279
Thrifts & Mortgage Finance-0.35%
Nationwide Building Society (United Kingdom), 2.65% (SOFR + 1.29%), 02/16/2028(c)(d)	2,300,000	2,214,233
Tobacco-0.55%
BAT Capital Corp. (United Kingdom), 2.29% (3 mo. USD LIBOR + 0.88%), 08/15/2022(c)	3,500,000	3,498,951

See accompanying notes which are an integral part of this schedule.

Invesco Variable Rate Investment Grade ETF (VRIG)—(continued)
July 31, 2022
(Unaudited)
	Principal Amount	Value
Trading Companies & Distributors-0.96%
Air Lease Corp., 2.18% (3 mo. USD LIBOR + 0.35%), 12/15/2022(c)	$3,000,000	$2,994,948
BOC Aviation Ltd. (Singapore), 3.32% (3 mo. USD LIBOR + 1.13%), 09/26/2023(c)(d)	3,082,000	3,076,822
		6,071,770
Total U.S. Dollar Denominated Bonds & Notes (Cost $307,134,907)		303,549,349
U.S. Treasury Securities-17.05%
U.S. Treasury Floating Rate Notes-17.05%
2.43% (3 mo. U.S. Treasury Bill Money Market Yield Rate - 0.08%), 04/30/2024(c) (Cost $108,196,655)	108,200,000	108,323,789

Agency Credit Risk Transfer Notes-16.61%
Fannie Mae Connecticut Avenue Securities
Series 2015-C04, Class 1M2, 7.96% (1 mo. USD LIBOR + 5.70%), 04/25/2028(c)(f)	902,087	944,856
Series 2018-C06, Class 1M2, 4.26% (1 mo. USD LIBOR + 2.00%), 03/25/2031(c)(f)	3,074,934	3,074,160
Series 2019-R01, Class 2M2, 4.71% (1 mo. USD LIBOR + 2.45%), 07/25/2031(c)(d)(f)	836,807	836,591
Series 2019-R02, Class 1M2, 4.56% (1 mo. USD LIBOR + 2.30%), 08/25/2031(c)(d)(f)	1,169,065	1,167,921
Series 2021-R01, Class 1M1, 2.26% (30 Day Average SOFR + 0.75%), 10/25/2041(c)(d)(f)	1,655,433	1,633,032
Series 2021-R03, Class 1M1, 2.36% (30 Day Average SOFR + 0.85%), 12/25/2041(c)(d)(f)	4,234,093	4,135,309
Series 2022-R01, Class 1M1, 2.51% (30 Day Average SOFR + 1.00%), 12/25/2041(c)(d)(f)	1,522,256	1,490,371
Series 2022-R01, Class 1M2, 3.41% (30 Day Average SOFR + 1.90%), 12/25/2041(c)(d)(f)	1,000,000	927,039
Series 2022-R02, Class 2M1, 2.71% (30 Day Average SOFR + 1.20%), 01/25/2042(c)(d)(f)	3,370,635	3,304,757
Series 2022-R02, Class 2M2, 4.51% (30 Day Average SOFR + 3.00%), 01/25/2042(c)(d)(f)	2,000,000	1,903,721
Series 2022-R03, Class 1M1, 3.61% (30 Day Average SOFR + 2.10%), 03/25/2042(c)(d)(f)	1,923,793	1,906,766
Series 2022-R03, Class 1M2, 5.01% (30 Day Average SOFR + 3.50%), 03/25/2042(c)(d)(f)	4,250,000	4,226,490
Series 2022-R04, Class 1M1, 3.51% (30 Day Average SOFR + 2.00%), 03/25/2042(c)(d)(f)	2,726,582	2,700,756
Series 2022-R04, Class 1M2, 4.61% (30 Day Average SOFR + 3.10%), 03/25/2042(c)(d)(f)	3,400,000	3,306,062
Series 2022-R05, Class 2M1, 3.41% (30 Day Average SOFR + 1.90%), 04/25/2042(c)(d)(f)	3,405,108	3,378,677
Series 2022-R05, Class 2M2, 4.51% (30 Day Average SOFR + 3.00%), 04/25/2042(c)(d)(f)	1,750,000	1,693,601
Series 2022-R06, Class 1M1, 4.26% (30 Day Average SOFR + 2.75%), 05/25/2042(c)(d)(f)	1,599,704	1,608,613
	Principal Amount	Value

Series 2022-R06, Class 1M2, 5.36% (30 Day Average SOFR + 3.85%), 05/25/2042(c)(d)(f)	$1,250,000	$1,251,686
Series 2022-R07, Class 1M1, 4.47% (30 Day Average SOFR + 2.95%), 06/25/2042(c)(d)(f)	1,467,856	1,485,116
Series 2022-R07, Class 1M2, 6.17% (30 Day Average SOFR + 4.65%), 06/25/2042(c)(d)(f)	600,000	616,700
Freddie Mac
Series 2018-HQA1, Class M2, STACR®, 4.56% (1 mo. USD LIBOR + 2.30%), 09/25/2030(c)(g)	3,979,231	3,995,516
Series 2019-HQA3, Class M2, STACR®, 4.11% (1 mo. USD LIBOR + 1.85%), 09/25/2049(c)(d)(g)	4,507,133	4,483,041
Series 2020-DNA5, Class M2, STACR®, 4.31% (30 Day Average SOFR + 2.80%), 10/25/2050(c)(d)(g)	1,373,283	1,375,508
Series 2021-DNA2, Class M1, STACR®, 2.31% (30 Day Average SOFR + 0.80%), 08/25/2033(c)(d)(g)	673,472	670,173
Series 2021-DNA2, Class M2, STACR®, 3.81% (30 Day Average SOFR + 2.30%), 08/25/2033(c)(d)(g)	4,820,000	4,675,766
Series 2021-DNA3, Class M1, STACR®, 2.26% (30 Day Average SOFR + 0.75%), 10/25/2033(c)(d)(g)	1,733,681	1,710,206
Series 2021-DNA3, Class M2, STACR®, 3.61% (30 Day Average SOFR + 2.10%), 10/25/2033(c)(d)(g)	3,125,000	2,980,327
Series 2021-DNA5, Class M2, STACR®, 3.16% (30 Day Average SOFR + 1.65%), 01/25/2034(c)(d)(g)	3,825,301	3,756,653
Series 2021-DNA6, Class M2, STACR®, 3.01% (30 Day Average SOFR + 1.50%), 10/25/2041(c)(d)(g)	5,571,181	5,207,102
Series 2021-HQA1, Class M1, STACR®, 2.21% (30 Day Average SOFR + 0.70%), 08/25/2033(c)(d)(g)	920,019	915,519
Series 2021-HQA3, Class M1, STACR®, 2.36% (30 Day Average SOFR + 0.85%), 09/25/2041(c)(d)(g)	2,934,249	2,810,051
Series 2022-DNA1, Class M2, STACR®, 3.96% (1 mo. USD LIBOR + 1.70%), 01/25/2050(c)(d)(g)	547,653	542,967
Series 2022-DNA2, Class M1A, STACR®, 2.81% (30 Day Average SOFR + 1.30%), 02/25/2042(c)(d)(g)	2,557,707	2,526,857
Series 2022-DNA2, Class M1B, STACR®, 3.91% (30 Day Average SOFR + 2.40%), 02/25/2042(c)(d)(g)	4,250,000	4,024,431
Series 2022-DNA3, Class M1A, STACR®, 3.51% (30 Day Average SOFR + 2.00%), 04/25/2042(c)(d)(g)	3,749,899	3,733,099
Series 2022-DNA3, Class M1B, STACR®, 4.41% (30 Day Average SOFR + 2.90%), 04/25/2042(c)(d)(g)	4,500,000	4,375,162
Series 2022-DNA4, Class M1A, STACR®, 3.71% (30 Day Average SOFR + 2.20%), 05/25/2042(c)(d)(g)	2,798,241	2,789,163
Series 2022-DNA4, Class M1B, STACR®, 4.86% (30 Day Average SOFR + 3.35%), 05/25/2042(c)(d)(g)	1,500,000	1,476,723
Series 2022-DNA5, Class M1A, STACR®, 4.46% (30 Day Average SOFR + 2.95%), 06/25/2042(c)(d)(g)	2,150,238	2,173,634
Series 2022-DNA5, Class M1B, STACR®, 6.01% (30 Day Average SOFR + 4.50%), 06/25/2042(c)(d)(g)	1,500,000	1,551,048

See accompanying notes which are an integral part of this schedule.

Invesco Variable Rate Investment Grade ETF (VRIG)—(continued)
July 31, 2022
(Unaudited)
	Principal Amount	Value

Series 2022-HQA1, Class M1A, STACR®, 3.61% (30 Day Average SOFR + 2.10%), 03/25/2042(c)(d)(g)	$2,893,478	$2,880,186
Series 2022-HQA1, Class M1B, STACR®, 5.01% (30 Day Average SOFR + 3.50%), 03/25/2042(c)(d)(g)	2,000,000	1,983,624
Series 2022-HQA2, Class M1A, STACR®, 4.17% (30 Day Average SOFR + 2.65%), 07/25/2042(c)(d)(g)	1,800,000	1,811,250
Series 2022-HQA2, Class M1B, STACR®, 5.52% (30 Day Average SOFR + 4.00%), 07/25/2042(c)(d)(g)	1,500,000	1,512,187
Total Agency Credit Risk Transfer Notes (Cost $107,352,440)		105,552,417

Asset-Backed Securities-14.71%
Adjustable Rate Mortgage Trust, Series 2004-2, Class 6A1, 0.71%, 02/25/2035(h)	102,383	102,175
BAMLL Commercial Mortgage Securities Trust, Series 2019-RLJ, Class B, 3.35% (1 mo. USD LIBOR + 1.35%), 04/15/2036(c)(d)	4,000,000	3,906,763
BBCMS Mortgage Trust, Series 2019-BWAY, Class B, 3.31% (1 mo. USD LIBOR + 1.31%), 11/15/2034(c)(d)	3,250,000	3,109,971
Bear Stearns Adjustable Rate Mortgage Trust
Series 2003-7, Class 6A, 2.56%, 10/25/2033(h)	140,922	136,750
Series 2003-8, Class 4A1, 2.58%, 01/25/2034(h)	127,539	125,674
BX Commercial Mortgage Trust
Series 2020-VKNG, Class A, 2.93% (1 mo. USD LIBOR + 0.93%), 10/15/2037(c)(d)	1,490,074	1,449,985
Series 2021-ACNT, Class B, 3.25% (1 mo. USD LIBOR + 1.25%), 11/15/2038(c)(d)	4,000,000	3,828,239
Series 2021-VINO, Class B, 2.85% (1 mo. USD LIBOR + 0.85%), 05/15/2038(c)(d)	2,350,000	2,236,302
Series 2021-VOLT, Class B, 2.95% (1 mo. USD LIBOR + 0.95%), 09/15/2036(c)(d)	2,000,000	1,894,871
Series 2021-VOLT, Class D, 3.65% (1 mo. USD LIBOR + 1.65%), 09/15/2036(c)(d)	1,250,000	1,185,979
BX Trust
Series 2021-LGCY, Class B, 2.85% (1 mo. USD LIBOR + 0.86%), 10/15/2023(c)(d)	3,630,000	3,417,178
Series 2022-IND, Class C, 4.39% (2.29% + SOFR Term Rate), 04/15/2037(c)(d)	3,500,000	3,398,299
Series 2022-LBA6, Class B, 3.26% (1.30% + SOFR Term Rate), 01/15/2039(c)(d)	1,000,000	953,988
Chesapeake Funding II LLC (Canada), Series 2019-2A, Class C, 2.27%, 09/15/2031(d)	400,000	395,878
COMM Mortgage Trust, Series 2019-521F, Class C, 3.30% (1 mo. USD LIBOR + 1.30%), 06/15/2034(c)(d)	4,000,000	3,856,123
Commonbond Student Loan Trust
Series 2017-BGS, Class A2, 2.91% (1 mo. USD LIBOR + 0.65%), 09/25/2042(c)(d)	391,705	384,610
Series 2018-AGS, Class A2, 2.76% (1 mo. USD LIBOR + 0.50%), 02/25/2044(c)(d)	697,937	687,992
DBCG Mortgage Trust, Series 2017-BBG, Class C, 3.00% (1 mo. USD LIBOR + 1.00%), 06/15/2034(c)(d)	3,750,000	3,625,901
Edsouth Indenture No. 9 LLC, Series 2015-1, Class A, 3.06% (1 mo. USD LIBOR + 0.80%), 10/25/2056(c)(d)	452,934	444,657
Great Wolf Trust, Series 2019-WOLF, Class B, 3.33% (1 mo. USD LIBOR + 1.33%), 12/15/2036(c)(d)	3,384,000	3,261,778
	Principal Amount	Value

GS Mortgage Securities Corp. Trust
Series 2021-ROSS, Class A, 3.15% (1 mo. USD LIBOR + 1.15%), 05/15/2026(c)(d)	$2,500,000	$2,417,919
Series 2022-SHIP, Class B, 3.38% (SOFR Term Rate + 1.42%), 08/15/2024(c)(d)	3,000,000	2,943,783
Home Equity Asset Trust, Series 2004-5, Class M2, 3.20% (1 mo. USD LIBOR + 0.95%), 11/25/2034(c)	1,106,896	1,095,608
Invitation Homes Trust
Series 2018-SFR1, Class B, 3.11% (1 mo. USD LIBOR + 0.95%), 03/17/2037(c)(d)	999,857	994,796
Series 2018-SFR4, Class C, 3.56% (1 mo. USD LIBOR + 1.40%), 01/17/2038(c)(d)	2,999,862	2,851,209
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2018-PHH, Class B, 3.46% (1 mo. USD LIBOR + 1.46%), 06/15/2035(c)(d)	2,385,000	2,314,385
JP Morgan Mortgage Trust
Series 2019-6, Class A11, 3.16% (1 mo. USD LIBOR + 0.90%), 12/25/2049(c)(d)	85,504	82,821
Series 2019-INV2, Class A1, 3.16% (1 mo. USD LIBOR + 0.90%), 02/25/2050(c)(d)	224,638	218,637
Series 2019-INV3, Class A11, 2.62% (1 mo. USD LIBOR + 1.00%), 05/25/2050(c)(d)	103,407	100,609
Series 2019-LTV3, Class A1, 2.47% (1 mo. USD LIBOR + 0.85%), 03/25/2050(c)(d)	59,402	59,049
Series 2020-8, Class A11, 1.83% (30 Day Average SOFR + 0.90%), 03/25/2051(c)(d)	235,802	223,285
Series 2020-LTV1, Class A11, 2.62% (1 mo. USD LIBOR + 1.00%), 06/25/2050(c)(d)	22,445	22,256
Series 2021-1, Class A11, 1.58% (30 Day Average SOFR + 0.65%), 06/25/2051(c)(d)	671,054	618,316
Med Trust, Series 2021-MDLN, Class B, 3.45% (1 mo. USD LIBOR + 1.45%), 11/15/2038(c)(d)	3,000,000	2,879,050
Mello Mortgage Capital Acceptance Trust, Series 2021-INV2, Class A1, 2.46% (30 Day Average SOFR + 0.95%), 08/25/2051(c)(d)	3,167,827	2,976,414
Merrill Lynch Mortgage Investors Trust
Series 2003-F, Class A1, 2.90% (1 mo. USD LIBOR + 0.64%), 10/25/2028(c)	92,774	88,556
Series 2005-A2, Class A5, 2.78%, 02/25/2035(h)	49,915	47,927
New Residential Advance Receivables Trust
Series 2020-APT1, Class AT1, 1.04%, 12/16/2052(d)	3,500,000	3,424,814
Series 2020-T3, Class AT3, 1.32%, 10/15/2052(d)	4,208,000	4,179,208
NRZ Advance Receivables Trust, Series 2020-T2, Class AT2, 1.48%, 09/15/2053(d)	2,000,000	1,908,578
OBX Trust
Series 2018-EXP1, Class 2A1, 3.11% (1 mo. USD LIBOR + 0.85%), 04/25/2048(c)(d)	240,972	239,660
Series 2018-EXP2, Class 2A2, 3.21% (1 mo. USD LIBOR + 0.95%), 07/25/2058(c)(d)	373,516	369,593
Series 2019-EXP1, Class 2A2, 3.41% (1 mo. USD LIBOR + 1.15%), 01/25/2059(c)(d)	220,456	217,267
Series 2019-EXP2, Class 2A2, 3.46% (1 mo. USD LIBOR + 1.20%), 06/25/2059(c)(d)	392,128	382,480

See accompanying notes which are an integral part of this schedule.

Invesco Variable Rate Investment Grade ETF (VRIG)—(continued)
July 31, 2022
(Unaudited)
	Principal Amount	Value

Series 2020-EXP1, Class 2A2, 3.21% (1 mo. USD LIBOR + 0.95%), 02/25/2060(c)(d)	$328,514	$321,491
Series 2020-EXP3, Class 2A2, 3.46% (1 mo. USD LIBOR + 1.20%), 01/25/2060(c)(d)	523,075	516,938
Series 2020-INV1, Class A11, 2.52% (1 mo. USD LIBOR + 0.90%), 12/25/2049(c)(d)	231,454	224,492
RLGH Trust, Series 2021-TROT, Class B, 3.17% (1 mo. USD LIBOR + 1.16%), 04/15/2036(c)(d)	3,000,000	2,888,150
SMB Private Education Loan Trust
Series 2019-B, Class A2B, 3.00% (1 mo. USD LIBOR + 1.00%), 06/15/2037(c)(d)	2,604,228	2,584,543
Series 2020-A, Class A2B, 2.83% (1 mo. USD LIBOR + 0.83%), 09/15/2037(c)(d)	1,527,924	1,496,371
Series 2021-A, Class A2A2, 2.73% (1 mo. USD LIBOR + 0.73%), 01/15/2053(c)(d)	4,432,644	4,297,089
SMRT, Series 2022-MINI, Class B, 3.31% (1.35% + SOFR Term Rate), 01/15/2039(c)(d)	4,655,000	4,507,201
STAR Trust, Series 2022-SFR3, Class B, 4.11% (1.95% + SOFR Term Rate), 05/17/2024(c)(d)	5,000,000	4,969,578
WaMu Mortgage Pass-Through Ctfs. Trust, Series 2004-AR3, Class A2, 3.10%, 06/25/2034(h)	55,355	52,618
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS5, Class A6FL, 3.55% (1 mo. USD LIBOR + 1.55%), 01/15/2059(c)(d)	2,500,000	2,556,286
Total Asset-Backed Securities (Cost $95,569,621)		93,474,090
U.S. Government Sponsored Agency Mortgage-Backed Securities-3.03%
Collateralized Mortgage Obligations-2.69%
Fannie Mae REMICs
2.56% (1 mo. USD LIBOR + 0.30%), 04/25/2035(c)	1,443,646	1,443,202
2.61% (1 mo. USD LIBOR + 0.35%), 09/25/2041(c)	7,967	7,969
, 1.38%, 08/15/43 to 12/25/47(c)	1,722,083	1,691,247
2.76% (1 mo. USD LIBOR + 0.50%), 05/25/2046(c)	257,118	257,452
1.36% (1 mo. USD LIBOR + 0.30%), 09/25/2047(c)	723,043	714,847
Freddie Mac Multifamily Structured Credit Risk, Series 2021-MN2, Class M1, 3.31% (30 Day Average SOFR + 1.80%), 07/25/2041(c)(d)	3,626,058	3,303,205
Freddie Mac Multifamily Structured Pass-Through Ctfs.
Series KF35, Class A, 2.14% (1 mo. USD LIBOR + 0.35%), 08/25/2024(c)	471,175	470,958
Series KF35, Class A, 2.18% (1 mo. USD LIBOR + 0.39%), 10/25/2025(c)	1,270,659	1,264,189
Series KF81, Class AS, 1.49% (30 Day Average SOFR + 0.40%), 06/25/2027(c)	2,264,207	2,255,996
Series Q008, Class A, 2.18% (1 mo. USD LIBOR + 0.39%), 10/25/2045(c)	1,155,604	1,149,831
Freddie Mac REMICs
1.41% (1 mo. USD LIBOR + 0.35%), 09/15/2038(c)	750,932	745,331
	Principal Amount	Value
Collateralized Mortgage Obligations-(continued)
1.51% (1 mo. USD LIBOR + 0.45%), 09/15/2040(c)	$611,439	$609,359
2.50% (1 mo. USD LIBOR + 0.50%), 06/15/2041(c)	181,291	181,526
2.35% (1 mo. USD LIBOR + 0.35%), 01/15/2048(c)	3,030,124	2,999,475
		17,094,587
Federal Home Loan Mortgage Corp. (FHLMC)-0.14%
ARM, 2.28% (1 yr. USD LIBOR + 1.62%), 06/01/2037(c)	278,163	283,518
ARM, 2.60% (1 yr. USD LIBOR + 1.74%), 11/01/2038(c)	300,523	309,857
ARM, 2.43% (1 yr. USD LIBOR + 1.73%), 03/01/2043(c)	263,506	268,908
		862,283
Federal National Mortgage Association (FNMA)-0.20%
ARM, 2.02% (1 yr. USD LIBOR + 1.64%), 02/01/2035(c)	49,422	49,264
ARM, 3.36% (1 yr. U.S. Treasury Yield Curve Rate + 2.31%), 07/01/2035(c)	709,471	737,905
ARM, 3.50% (6 mo. USD LIBOR + 1.57%), 07/01/2035(c)	46,006	47,248
ARM, 1.97% (1 yr. USD LIBOR + 1.72%), 10/01/2036(c)	136,095	140,201
ARM, 2.53% (1 yr. USD LIBOR + 1.78%), 03/01/2037(c)	200,234	200,537
ARM, 2.27% (1 yr. USD LIBOR + 1.52%), 11/01/2037(c)	119,456	122,062
		1,297,217
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $19,732,808)		19,254,087
	Shares
Money Market Funds-0.56%
Invesco Government & Agency Portfolio, Institutional Class, 1.71%(i)(j) (Cost $3,573,169)	3,573,169	3,573,169
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.74% (Cost $641,559,600)		633,726,901
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.93%
Invesco Private Government Fund, 1.77%(i)(j)(k)	3,425,490	3,425,490
Invesco Private Prime Fund, 1.89%(i)(j)(k)	8,808,402	8,808,402
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $12,234,052)		12,233,892
TOTAL INVESTMENTS IN SECURITIES-101.67% (Cost $653,793,652)		645,960,793
OTHER ASSETS LESS LIABILITIES-(1.67)%		(10,632,229)
NET ASSETS-100.00%		$635,328,564

See accompanying notes which are an integral part of this schedule.

Invesco Variable Rate Investment Grade ETF (VRIG)—(continued)
July 31, 2022
(Unaudited)
Investment Abbreviations:
ARM	-Adjustable Rate Mortgage
Ctfs.	-Certificates
LIBOR	-London Interbank Offered Rate
REMICs	-Real Estate Mortgage Investment Conduits
SOFR	-Secured Overnight Financing Rate
STACR®	-Structured Agency Credit Risk
USD	-U.S. Dollar

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at July 31, 2022.
(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on July 31, 2022.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2022 was $268,159,203, which represented 42.21% of the Fund’s Net Assets.
(e)	Perpetual bond with no specified maturity date.
(f)	CAS notes are bonds issued by Fannie Mae. The amount of periodic principal and ultimate principal paid by Fannie Mae is determined by the performance of a large and diverse reference pool.
(g)	Principal payments are determined by the delinquency and principal payment experience on the STACR® reference pool. Freddie Mac transfers credit risk from the mortgages in the reference pool to credit investors who invest in the STACR® debt notes.
(h)	Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on July 31, 2022.
(i)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2022.

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$178,982	$406,917,206	$(403,523,019)	$-	$-	$3,573,169	$25,246
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	3,309,054	73,076,522	(72,960,086)	-	-	3,425,490	15,695*
Invesco Private Prime Fund	7,721,126	166,461,128	(165,368,181)	(160)	(5,511)	8,808,402	45,351*
Total	$11,209,162	$646,454,856	$(641,851,286)	$(160)	$(5,511)	$15,807,061	$86,292

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(j)	The rate shown is the 7-day SEC standardized yield as of July 31, 2022.
(k)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
July 31, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2022, for each Fund (except for Ultra Short Duration ETF). As of July 31, 2022, all of the securities in Ultra Short Duration ETF were valued based on Level 2 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco Active U.S. Real Estate ETF
Investments in Securities
Common Stocks & Other Equity Interests	$131,186,384	$-	$-	$131,186,384
Money Market Funds	-	10,650,372	-	10,650,372
Total Investments	$131,186,384	$10,650,372	$-	$141,836,756
Invesco Balanced Multi-Asset Allocation ETF
Investments in Securities
Affiliated Issuers	$29,369,795	$-	$-	$29,369,795
Money Market Funds	-	1,846,832	-	1,846,832
Total Investments	$29,369,795	$1,846,832	$-	$31,216,627
Invesco Conservative Multi-Asset Allocation ETF
Investments in Securities
Affiliated Issuers	$13,370,951	$-	$-	$13,370,951
Money Market Funds	-	1,500,803	-	1,500,803
Total Investments	$13,370,951	$1,500,803	$-	$14,871,754
Invesco Growth Multi-Asset Allocation ETF
Investments in Securities
Affiliated Issuers	$23,074,624	$-	$-	$23,074,624
Money Market Funds	-	1,002,395	-	1,002,395
Total Investments	$23,074,624	$1,002,395	$-	$24,077,019

	Level 1	Level 2	Level 3	Total
Invesco High Yield Bond Factor ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$35,791,490	$-	$35,791,490
U.S. Treasury Securities	-	153,992	-	153,992
Money Market Funds	665,370	985,660	-	1,651,030
Total Investments in Securities	665,370	36,931,142	-	37,596,512
Other Investments - Assets*
Futures Contracts	83,145	-	-	83,145
Other Investments - Liabilities*
Swap Agreements	-	(50,763)	-	(50,763)
Total Other Investments	83,145	(50,763)	-	32,382
Total Investments	$748,515	$36,880,379	$-	$37,628,894
Invesco Moderately Conservative Multi-Asset Allocation ETF
Investments in Securities
Affiliated Issuers	$19,670,175	$-	$-	$19,670,175
Money Market Funds	-	2,343,897	-	2,343,897
Total Investments	$19,670,175	$2,343,897	$-	$22,014,072
Invesco S&P 500® Downside Hedged ETF
Investments in Securities
Common Stocks & Other Equity Interests	$197,165,203	$-	$-	$197,165,203
Money Market Funds	42,252,362	1,779,437	-	44,031,799
Total Investments in Securities	239,417,565	1,779,437	-	241,197,002
Other Investments - Assets*
Futures Contracts	2,806,094	-	-	2,806,094
Other Investments - Liabilities*
Futures Contracts	(386,733)	-	-	(386,733)
Total Other Investments	2,419,361	-	-	2,419,361
Total Investments	$241,836,926	$1,779,437	$-	$243,616,363
Invesco Total Return Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$469,297,035	$2,705,409	$472,002,444
Asset-Backed Securities	-	216,153,298	-	216,153,298
U.S. Government Sponsored Agency Mortgage-Backed Securities	-	101,696,101	-	101,696,101
U.S. Treasury Securities	-	88,598,698	-	88,598,698
Agency Credit Risk Transfer Notes	-	6,268,904	-	6,268,904
Preferred Stocks	294,408	4,534,791	-	4,829,199
Municipal Obligations	-	3,638,300	-	3,638,300
U.S. Government Sponsored Agency Securities	-	2,756,108	-	2,756,108
Options Purchased	1,148,727	-	-	1,148,727
Non-U.S. Dollar Denominated Bonds & Notes	-	158,046	-	158,046
Money Market Funds	-	48,100,309	-	48,100,309
Total Investments in Securities	1,443,135	939,805,714	4,101,285	945,350,134
Other Investments - Assets*
Futures Contracts	1,536,930	-	-	1,536,930
Investments Matured	-	68,029	-	68,029
	1,536,930	68,029	-	1,604,959
Other Investments - Liabilities*
Futures Contracts	(1,190,702)	-	-	(1,190,702)
Options written	(584,566)	-	-	(584,566)
	(1,775,268)	-	-	(1,775,268)
Total Other Investments	(238,338)	68,029	-	(170,309)
Total Investments	$1,204,797	$939,873,743	$4,101,285	$945,179,825

	Level 1	Level 2	Level 3	Total
Invesco Variable Rate Investment Grade ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$303,549,349	$-	$303,549,349
U.S. Treasury Securities	-	108,323,789	-	108,323,789
Agency Credit Risk Transfer Notes	-	105,552,417	-	105,552,417
Asset-Backed Securities	-	93,474,090	-	93,474,090
U.S. Government Sponsored Agency Mortgage-Backed Securities	-	19,254,087	-	19,254,087
Money Market Funds	3,573,169	12,233,892	-	15,807,061
Total Investments	$3,573,169	$642,387,624	$-	$645,960,793

*	Futures contracts and swap agreements are valued at unrealized appreciation (depreciation). Investments matured and options written are shown at value.